                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen California Insured Tax Free Fund
Portfolio of Investments | December 31, 2006 (Unaudited)

PAR
AMOUNT
(000)       DESCRIPTION                                                           COUPON     MATURITY          VALUE
------------------------------------------------------------------------          ------     --------      -------------
MUNICIPAL BONDS   101.7%
            CALIFORNIA 101.7%
$  1,925    Alhambra, CA City Elem Sch Dist
               Cap Apprec Ser A (FSA
               Insd) (a)................................................              *      09/01/20      $  1,081,773
   2,000    Anaheim, CA Pub Fin Auth Tax
               Alloc Rev (MBIA Insd) (b)................................          8.970%     12/28/18         2,181,820
   3,000    Baldy Mesa, CA Wtr Dist Ctf
               Partn Parity Wtr Sys Impt Proj
               (AMBAC Insd).............................................          5.000      08/01/36         3,188,940
   1,430    Bay Area Govt Assn CA Lease
               Rev Cap Proj Ser A (AMBAC
               Insd) (a)................................................          5.250      07/01/17         1,558,643
   2,735    Bay Area Govt Assn CA Lease
               West Sacramento Ser A
               (XLCA Insd) (a)..........................................          5.000      09/01/29         2,878,013
   1,000    Bonita, CA Uni Sch Dist Election
               2004 Ser A (MBIA Insd)...................................          5.000      08/01/28         1,057,150
   1,070    Bonita, CA Uni Sch Dist Election
               2004 Ser A (MBIA Insd)...................................          5.250      08/01/24         1,166,995
   1,850    Brea & Olinda, CA Uni Sch Dist
               Rfdg Ser A (FSA Insd) (a)................................          5.500      08/01/18         2,002,884
   2,165    California Ed Fac Auth Rev Univ
               Pacific (MBIA Insd)......................................          5.875      11/01/20         2,335,580
   2,000    California Infrastructure & Econ
               Dev Bk Rev Bay Area Toll
               Brdg First Lien Ser A (FGIC
               Insd) (Prerefunded @
               1/01/28).................................................          5.000      07/01/29         2,268,580
   2,000    California Mobilehome Pk Fin
               Auth Rev Union City Tropics
               Rfdg Ser A...............................................          4.500      12/15/36         1,947,000
   1,050    California Spl Dist Assn Fin Corp
               Ctf Partn Pgm Ser DD (FSA
               Insd) (a)................................................          5.625      01/01/27         1,072,470


PAR
AMOUNT
(000)       DESCRIPTION                                                           COUPON     MATURITY          VALUE
------------------------------------------------------------------------          ------     --------      -------------
            CALIFORNIA (CONTINUED)
$  1,050    California St (FGIC Insd)...................................          6.250%     09/01/12      $  1,164,376
   5,000    California St Dept Wtr Res Pwr
               Supply Rev Ser A (MBIA
               Insd) (e)................................................          5.375      05/01/21         5,485,275
   2,500    California St Pub Wks Brd Lease
               Dept Corrections Ten Admin
               Ser A (AMBAC Insd).......................................          5.250      03/01/17         2,669,225
   2,500    California St Pub Wks Brd Lease
               Dept Corrections Ten Admin
               Ser A (AMBAC Insd).......................................          5.250      03/01/17         2,669,225
   7,750    California St Rfdg (FGIC Insd)..............................          5.000      02/01/23         7,920,732
   1,000    California St Univ Rev &
               Colleges Systemwide Ser A
               (AMBAC Insd).............................................          5.375      11/01/18         1,085,820
   1,900       California Statewide Cmntys
               Dev Auth Wtr Rev Ser A (FSA
               Insd)....................................................          5.000      10/01/26         2,028,231
   1,000    Carson, CA Redev Agy Redev
               Proj Area No 1 Tax Alloc
               (MBIA Insd)..............................................          5.500      10/01/15         1,128,330
   2,000    Castaic Lake Wtr Agy CA Ctf
               Partn Wtr Sys Impt Proj Rfdg
               Ser A (MBIA Insd)........................................          7.000      08/01/12         2,330,940
   3,000    Castaic Lake Wtr Agy CA Rev
               Ctf Partn Ser A (MBIA Insd)..............................          5.250      08/01/23         3,184,230
     100    Cerritos, CA Cmnty College
               Election 2004 Ser A (MBIA
               Insd)....................................................          5.000      08/01/26           106,284
     125    Cerritos, CA Cmnty College
               Election 2004 Ser A (MBIA
               Insd)....................................................          5.000      08/01/28           132,847
   2,000    Chula Vista, CA Pub Fin Auth
               Rev Rfdg Ser A (MBIA Insd)...............................          5.000      09/01/29         2,111,460
   2,725    Clearlake, CA Pub Fin Auth Rev
               Redev Agy Highlands Pk Proj
               Ser A (MBIA Insd)........................................          4.250      10/01/31         2,617,853


PAR
AMOUNT
(000)       DESCRIPTION                                                           COUPON     MATURITY          VALUE
------------------------------------------------------------------------          ------     --------      -------------
            California (continued)
$  1,160    Coachella, CA Fin Auth Tax Proj
               1 & 2 Rfdg Ser A (XLCA
               Insd) (a).................................................         5.250%     12/01/30      $  1,244,958
   3,140    Colton, CA Jt Uni Sch Dist
               Election 2001 Ser C (FGIC
               Insd) (a).................................................         5.250      02/01/25         3,412,238
   3,400    Contra Costa, CA Cmnty College
               Election 2002 (MBIA Insd).................................         5.000      08/01/29         3,596,588
   2,890    Cucamonga Vly, CA Wtr Dist Ctf
               Partn Wtr Fac Fin (MBIA Insd).............................         5.000      09/01/36         3,068,515
   2,500    Culver City, CA Redev Agy Tax
               Alloc Redev Proj Rfdg Ser A
               (AMBAC Insd)..............................................         5.000      11/01/23         2,651,975
   2,400    Dinuba, CA Redev Agy Tax
               Alloc Merged City Redev Proj
               No 2 Rfdg (AMBAC Insd)....................................         5.000      09/01/34         2,536,056
   3,070    Dinuba, CA Redev Agy Tax
               Alloc Merged City Redev Proj
               No 2 Rfdg (AMBAC Insd)....................................         5.000      09/01/36         3,252,112
   1,000    East Bay, CA Muni Util Dist Wtr
               Sys Rev (MBIA Insd).......................................         5.000      06/01/21         1,051,100
   2,195    Elk Grove, CA Uni Sch Dist Spl
               Tax Cmnty Fac Dist No 1
               (MBIA Insd)...............................................         5.000      12/01/35         2,321,959
   1,280    Fillmore, CA Uni Sch Dist
               Election 2004 Ser A (FSA
               Insd).....................................................         5.000      08/01/27         1,363,123
   1,360    Folsom, CA Pub Fin Auth City
               Hall & Cmnty Ctr Rfdg (FSA
               Insd) (a).................................................         5.000      10/01/16         1,453,051
   1,300    Folsom Cordova, CA Uni Sch
               Dist Sch Fac Impt Dist No 2
               Ser A (MBIA Insd).........................................         5.375      10/01/17         1,406,483


PAR
AMOUNT
(000)      DESCRIPTION                                                            COUPON     MATURITY          VALUE
------------------------------------------------------------------------          ------     --------      -------------
            CALIFORNIA (CONTINUED)
$  1,480    Fontana, CA Redev Agy Tax
               Alloc Dwntwn Redev Proj
               Rfdg (MBIA Insd)..........................................         5.000%     09/01/21      $   1,531,534
     650    Fresno, CA Jt Pwrs Fin Auth
               Ser A (FSA Insd)..........................................         5.000      06/01/17            683,482
     590    Fresno, CA Uni Sch Dist Rfdg
               Ser C (MBIA Insd) (a).....................................         5.900      08/01/17            693,952
     630    Fresno, CA Uni Sch Dist Rfdg
               Ser C (MBIA Insd) (a).....................................         5.900      08/01/18            746,878
     675    Fresno, CA Uni Sch Dist Rfdg
               Ser C (MBIA Insd) (a).....................................         5.900      08/01/19            807,145
     720    Fresno, CA Uni Sch Dist Rfdg
               Ser C (MBIA Insd) (a).....................................         5.900      08/01/20            866,095
   2,000    Glendale, CA Redev Agy Tax
               Ctr Glendale Redev Proj (MBIA
               Insd).....................................................         5.250      12/01/20          2,156,840
   2,425    Glendora, CA Pub Fin Auth Tax
               Alloc Proj No 1 Ser A (MBIA
               Insd).....................................................         5.000      09/01/24          2,548,966
   2,230    Hanford, CA High Sch Dist
               Election 1998 Ser C (MBIA
               Insd) (a).................................................         5.700      08/01/28          2,528,196
   2,275    Hawaiian Gardens, CA Redev
               Agy Proj No 1 Tax Alloc Ser A
               (AMBAC Insd)..............................................         5.000      12/01/25          2,433,750
   2,500    Huntington Beach, CA High
               Election 2004 (FSA Insd)..................................         5.000      08/01/26          2,649,550
   2,000    Imperial Irr Dist CA Ctf Partn Elec
               Sys Proj (FSA Insd).......................................         5.250      11/01/23          2,145,100
   1,950    Imperial Irr Dist CA Ctf Partn Wtr
               Sys Proj (AMBAC Insd) (a).................................         5.000      07/01/19          2,046,155
   2,000    Inglewood, CA Redev Agy Tax
               Alloc Merged Redev Proj Rfdg
               Ser A (AMBAC Insd)........................................         5.250      05/01/23          2,266,180

PAR
AMOUNT
(000)       DESCRIPTION                                                           COUPON     MATURITY          VALUE
------------------------------------------------------------------------          ------     --------      -------------
            CALIFORNIA (CONTINUED)
 $  1,715   Irvine, CA Pub Fac &
               Infrastructure Ser B (AMBAC
               Insd) (a).................................................         5.000%     09/02/23      $   1,769,503
    2,000   La Canada, CA Uni Sch Dist
               Election 2004 Ser A (MBIA
               Insd).....................................................         5.500      08/01/28          2,204,940
    2,000   La Quinta, CA Fin Auth Loc Ser
               A (AMBAC Insd)............................................         5.000      09/01/29          2,111,280
    2,000   La Quinta, CA Fin Auth Loc Ser
               A (AMBAC Insd)............................................         5.250      09/01/24          2,165,720
    2,000   La Quinta, CA Redev Agy Tax
               Alloc Redev Proj Area No 1
               (AMBAC Insd)..............................................         5.000      09/01/22          2,128,860
    1,000   Livermore-Amador Vly Wtr Mgmt
               Agy CA Swr Rev Ser A
               (AMBAC Insd)..............................................         5.250      08/01/16          1,069,190
    1,260   Long Beach, CA Bd Fin Auth
               Pub Lease Safety Fac Proj
               (AMBAC Insd) (a)..........................................         5.250      11/01/16          1,366,609
    1,545   Long Beach, CA Bd Fin Auth
               Pub Lease Safety Fac Proj
               (AMBAC Insd) (a)..........................................         5.250      11/01/20          1,665,850
    2,000   Long Beach, CA Cmnty College
               Dist 2002 Election Ser B (FGIC
               Insd).....................................................         5.000      05/01/25          2,132,480
    1,975   Los Angeles, CA Ctf Partn Real
               Ppty Pgm Ser T (MBIA
               Insd) (a).................................................         5.000      02/01/19          2,074,698
    2,000   Los Angeles, CA Dept Wtr &
               Pwr Sys Ser C (MBIA Insd).................................         5.000      07/01/26          2,118,600
    1,230   Los Angeles, CA Mtg Rev FHA
               Sec 8 Asstd Proj Rfdg Ser A
               (MBIA Insd)...............................................         6.100      07/01/25          1,231,439

PAR
AMOUNT
(000)       DESCRIPTION                                                           COUPON     MATURITY          VALUE
------------------------------------------------------------------------          ------     --------      -------------
            CALIFORNIA (CONTINUED)
$  1,375    Los Angeles, CA Spl Assmt
               Landscaping & Ltg Dist No 96
               Ser 1 (AMBAC Insd) (a)....................................         5.000%     03/01/21      $   1,440,230
   1,000    Los Angeles Cnty, CA Ctf Partn
               Disney Pkg Proj Rfdg (AMBAC
               Insd).....................................................         4.750      03/01/23          1,017,630
   1,000    Los Angeles Cnty, CA Met Tran
               Auth Sales Tax Rev Prop A
               First Tier Sr Rfdg Ser C
               (AMBAC Insd)..............................................         5.000      07/01/23          1,035,210
   1,265    Los Angeles Cnty, CA Schs
               Regionalized Business Svcs
               Ctf Partn Cap Apprec Pooled
               Fin Ser A (AMBAC Insd)....................................             *      08/01/24            584,304
   1,000    Lynwood, CA Uni Sch Dist 2002
               Election Ser A (FSA Insd).................................         5.000      08/01/27          1,055,610
   1,500    Modesto, CA Irr Rect Ctf Partn
               Cap Impt Ser A (FSA Insd).................................         5.250      07/01/18          1,602,165
   1,105    Monrovia, CA Fin Auth Lease
               Rev Hillside Wilderness
               Preserve (AMBAC Insd).....................................         5.000      12/01/20          1,183,532
   2,000    Montclair, CA Redev Agy Tax
               Redev Proj No V Rfdg (MBIA
               Insd).....................................................         5.000      10/01/20          2,116,780
   2,000    Moorpark, CA Redev Agy Tax
               Alloc Moorpark Redev Proj
               Area (AMBAC Insd) (c).....................................         4.375      10/01/38          1,929,980
   1,570    Mountain View, CA Shoreline
               Tax Alloc Ser A (MBIA
               Insd) (a).................................................         5.250      08/01/16          1,670,245
   1,000    Mount Pleasant, CA Elem Sch
               Dist 1998 Election Ser C (FSA
               Insd).....................................................         5.500      03/01/26          1,073,510


PAR
AMOUNT
(000)       DESCRIPTION                                                           COUPON     MATURITY          VALUE
------------------------------------------------------------------------          ------     --------      -------------
            CALIFORNIA (CONTINUED)
$  1,105    National City, CA Cmnty Dev
               Com Redev Proj Rfdg Ser B
               (AMBAC Insd)..............................................         5.250%     08/01/32      $   1,191,301
   1,000    Novato, CA Uni Sch Dist (FSA
               Insd).....................................................         5.000      08/01/28          1,057,150
   3,915    Oak Grove, CA Sch Dist 1995
               Election (FGIC Insd)......................................         5.250      08/01/25          4,148,491
   1,000    Oakland, CA Uni Sch Dist
               Alameda Cnty (FSA Insd)...................................         5.000      08/01/17          1,027,950
   1,300    Oceanside, CA Ctf Partn Rfdg
               Ser A (AMBAC Insd)........................................         5.200      04/01/23          1,382,173
   3,025    Orange Cnty, CA Pub Fin Auth
               Lease Rev Juvenile Justice Ctr
               Fac Rfdg (AMBAC Insd).....................................         5.375      06/01/17          3,294,255
   1,145    Pacifica, CA Wastewtr Rev
               Rfdg (AMBAC Insd).........................................         5.000      10/01/25          1,212,406
   1,200    Palm Desert, CA Fin Auth Tax
               Alloc Rev Proj Area No 4 Rfdg
               Ser A (MBIA Insd).........................................         5.000      10/01/29          1,276,608
   1,340    Palm Springs, CA Fin Lease Rev
               Convention Ctr Proj Rfdg Ser
               A (MBIA Insd).............................................         5.250      11/01/19          1,441,478
   3,545    Panama-Buena Vista Uni Sch
               Dist CA Ctf Partn Sch Constr
               Proj (MBIA Insd)..........................................         5.000      09/01/30          3,761,068
   3,065    Placentia Yorba Linda, CA Uni
               Sch Dist Ctf Partn (FGIC Insd)............................         5.000      10/01/30          3,244,057
   2,020    Pomona, CA Pub Fin Auth Rev
               Merged Redev Proj Ser AD
               (MBIA Insd) (a)...........................................         5.000      02/01/15          2,125,787
   1,110    Pomona, CA Pub Fin Auth Rev
               Merged Redev Proj Ser AD
               (MBIA Insd) (a)...........................................         5.000      02/01/16          1,168,131
   1,360    Port Hueneme, CA Ctf Partn Cap
               Impt Pgm Rfdg (MBIA Insd).................................         6.000      04/01/19          1,629,430



PAR
AMOUNT
(000)       DESCRIPTION                                                           COUPON     MATURITY          VALUE
------------------------------------------------------------------------          ------     --------      -------------
            CALIFORNIA (CONTINUED)
$  1,055    Poway, CA Redev Agy Tax
               Alloc Paguay Redev Proj
               (AMBAC Insd) (a).........................................          5.375%     06/15/20      $   1,138,967
   3,000    Rancho Cucamonga, CA Redev
               Agy Rancho Redev Proj (MBIA
               Insd)....................................................          5.375      09/01/25          3,201,690
     925    Redding, CA Elec Sys Rev Ctf
               Partn (MBIA Insd) (b)(d).................................          9.207      07/01/22          1,286,231
   1,400    Redding, CA Redev Agy Tax
               Alloc Canby Hilltop Cypress
               Redev Ser A (MBIA Insd)..................................          5.000      09/01/23          1,487,094
   3,775    Riverside, CA Lease Rev Ctf
               Partn Galleria at Tyler Pub Impt
               (FGIC Insd)..............................................          5.000      09/01/36          4,008,182
   3,775    Riverside Cnty, CA Ctf Partn
               Historic Courthouse Proj Ser B
               (FGIC Insd) (a)..........................................          5.000      11/01/27          3,991,572
   2,000    Rosemead, CA Cmnty Dev
               Commn Tax Alloc Redev Proj
               Area No 1 Rfdg Ser B
               (AMBAC Insd) (c).........................................          4.375      10/01/33          1,947,540
   2,160    Roseville, CA Jt Un High Sch
               Election 2004 Ser A (FGIC
               Insd) (a)................................................          5.000      08/01/26          2,289,211
   1,000    Sacramento, CA City Fin Auth
               Rev Cap Impt (AMBAC Insd)................................          5.000      12/01/33          1,068,640
   2,000    Sacramento Cnty, CA San Dist
               Fin Auth Rev Sacramento Regl
               Cnty San (FGIC Insd).....................................          5.000      12/01/29          2,138,640
   1,625    San Diego Cnty, CA Ctf Partn
               Edgemoor Completion Proj
               (AMBAC Insd).............................................          4.250      02/01/26          1,574,284
     625    San Diego Cnty, CA Ctf Partn
               Edgemoor Proj & Regl Sys
               Rfdg (AMBAC Insd)........................................          5.000      02/01/23            662,706



PAR
AMOUNT
(000)       DESCRIPTION                                                           COUPON     MATURITY          VALUE
------------------------------------------------------------------------          ------     --------      -------------
            CALIFORNIA (CONTINUED)
$  2,000    San Francisco, CA City & Cnty
               Second Ser Issue 26B (FGIC
               Insd)                                                              5.000%     05/01/22      $   2,083,820
   2,675    San Jose, CA Fin Auth Lease
               Rev Convention Ctr Proj Rfdg
               Ser F (MBIA Insd)........................................          5.000      09/01/17          2,817,551
   3,000    San Jose, CA Redev Agy Tax
               Alloc Merged Area Redev Proj
               Rfdg Ser C (MBIA Insd)...................................          4.250      08/01/30          2,860,110
   2,290    San Jose, CA Uni Sch Dist Ctf
               Partn Rfdg (FGIC Insd)...................................          4.500      06/01/24          2,321,991
   1,000    San Leandro, CA Ctf Partn Lib &
               Fire Stations Fin (AMBAC
               Insd)....................................................          5.750      11/01/29          1,071,610
   1,000    San Leandro, CA Jt Proj Area
               Fin (MBIA Insd)..........................................          5.100      12/01/26          1,059,730
   1,340    Sanger, CA Uni Sch Dist Ctf Cap
               Impt Prog (FSA Insd) (a).................................          5.000      03/01/25          1,418,015
   2,000    Santa Fe Springs, CA Cmnty
               Dev Comm Tax Alloc Rfdg Ser
               A (MBIA Insd) (a)........................................          5.375      09/01/20          2,126,800
   2,065    Santa Fe Springs, CA Cmnty
               Dev Comm Tax Alloc Rfdg Ser
               A (MBIA Insd)............................................          5.375      09/01/21          2,193,360
   2,450    Santa Monica, CA Cmnty College
               Rfdg Ser A (AMBAC Insd) (a)..............................          5.250      02/01/23          2,633,407
   1,460    Shafter, CA Cmnty Dev Agy Tax
               Alloc Rev Cmnty Dev Proj
               Area No 1 Rfdg Ser A (FSA
               Insd)....................................................          5.000      11/01/36          1,551,440
   1,000    Shasta, CA Jt Pwr Fin Auth Cnty
               Admin Bldg Proj Ser A (MBIA
               Insd)....................................................          5.250      04/01/22          1,069,250


PAR
AMOUNT
(000)       DESCRIPTION                                                           COUPON     MATURITY          VALUE
------------------------------------------------------------------------          ------     --------      -------------
            CALIFORNIA (CONTINUED)
$  1,000    South Gate, CA Pub Fin Auth
               South Gate Redev Proj No 1
               (XLCA Insd)..............................................          5.750%     09/01/22      $   1,113,670
   2,150    Temecula, CA Redev Agy Tax
               Alloc Rev Temecula Redev
               Proj No 1 (MBIA Insd)....................................          5.125      08/01/27          2,229,894
   2,500    Turlock, CA Pub Fin Auth Tax
               Alloc Rev (FSA Insd).....................................          5.000      09/01/36          2,654,425
   1,000    University of CA Rev Multi Purp
               Proj Ser M (FGIC Insd)...................................          5.125      09/01/17          1,051,880
   1,000    University of CA Rev Resh Fac
               Ser E (AMBAC Insd).......................................          5.000      09/01/19          1,048,720
   1,540    Vallejo City, CA Uni Sch Dist
               Rfdg Ser A (MBIA Insd)...................................          5.900      02/01/20          1,850,695
   2,000    Ventura Cnty, CA Ctf Partn Pub
               Fin Auth Ser I (FSA Insd)................................          5.250      08/15/16          2,082,460
   3,655    Woodland, CA Fin Auth
               Wastewater Rev Second Sr
               Lien (MBIA Insd) (a).....................................           5.000     03/01/30          3,861,763
                                                                                                           -------------

TOTAL INVESTMENTS  101.7%
  (Cost $222,440,466)................................................................................      $ 234,771,430
                                                                                                           -------------

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (1.1%)
  (Cost ($2,500,000))
(2,500) Note with interest rate of 3.92% at December 31, 2006
        and a contractual maturity of collateral of 2021 (f)                                                  (2,500,000)
                                                                                                           -------------

TOTAL NET INVESTMENTS 100.6%
  (Cost $219,940,466)                                                                                        232,271,430

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.6%)........................................................         (1,446,766)
                                                                                                           -------------

NET ASSETS 100.0%.....................................................................................     $ 230,824,664
                                                                                                           =============


Percentages are calculated as a percentage of net assets.

* Zero coupon bond

(a)   The Fund owns 100% of the outstanding bond issuance.
(b)   Inverse Floating Rate
(c)   Security purchased on a when-issued or delayed delivery basis.
(d)   Escrowed to Maturity
(e)   Underlying security related to Inverse Floater entered into by the Fund.
(f)   Floating rate note. The interest rate shown reflects the rate in effect at December 31,2006

AMBAC - AMBAC Indemnity Corp.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
XLCA - XL Capital Assurance Inc.

Van Kampen Insured Tax Free Fund Income Fund
Portfolio of Investments | December 31, 2006 (Unaudited)

PAR
AMOUNT
(000)     DESCRIPTION                                                                    COUPON      MATURITY               VALUE
--------- -----------------------------------------------------------------------        ------      --------     ---------------
MUNICIPAL BONDS   109.8%
          ALABAMA   6.4%
$   2,255 Alabama St Brd Ed Rev George
             C Wallace Cmnty College
             (AMBAC Insd) (a) ...................................................        5.250%      07/01/23     $     2,429,762
    3,000 Alabama St Port Auth Docks Fac
             Rev Ser A (MBIA Insd) (AMT) ........................................        4.500       10/01/36           2,924,370
    1,095 Birmingham, AL Wtrwks & Swr
             Brd Ser A (FGIC Insd) (a) ..........................................        5.000       01/01/21           1,161,664
    2,000 Birmingham, AL Wtrwks & Swr
             Brd Wtr & Swr Rev Ser A
             (FSA Insd) .........................................................        4.500       01/01/35           1,998,420
    1,900 Birmingham, AL Wtrwks & Swr
             Brd Wtr & Swr Rev Ser A
             (FSA Insd) .........................................................        5.000       01/01/40           1,999,161
    3,670 Houston Cnty, AL Hlthcare Auth
             Ser A (AMBAC Insd) .................................................        5.250       10/01/30           3,979,931
    3,120 Huntsville, AL Hlthcare Auth Ser
             A (MBIA Insd) ......................................................        5.400       06/01/22           3,395,215
    2,500 Huntsville, AL Hlthcare Auth Ser
             A (MBIA Insd) ......................................................        5.500       06/01/27           2,721,325
   14,255 Jefferson Cnty, AL Pub Bldg
             Auth Lease Rev Wt (AMBAC
             Insd) ..............................................................        5.000       04/01/26          15,149,359
    5,000 Mobile, AL Wt Impt & Rfdg
             (AMBAC Insd) .......................................................        5.000       02/15/23           5,341,500
    5,280 Montgomery Cnty, AL Pub Bldg
             Auth Rev Wt Fac Proj (MBIA
             Insd) (a) ..........................................................        5.000       03/01/24           5,617,128
    5,550 Montgomery Cnty, AL Pub Bldg
             Auth Rev Wt Fac Proj (MBIA
             Insd) (a) ..........................................................        5.000       03/01/25           5,895,654
    8,000 Trussville, AL Wt Ser A (FGIC
             Insd) ..............................................................        5.000       10/01/31           8,503,520
   10,000 Trussville, AL Wt Ser A (FGIC
             Insd) ..............................................................        5.000       10/01/36          10,599,200
                                                                                                                  ---------------
                                                                                                                       71,716,209
                                                                                                                  ---------------
          ALASKA   1.9%
    2,000 Alaska St Hsg Fin Corp Gen Hsg
             Ser A (FGIC Insd) ..................................................        5.000       12/01/30           2,104,740
    1,000 Alaska St Hsg Fin Corp Gen Hsg
             Ser A (FGIC Insd) ..................................................        5.250       12/01/41           1,064,900

   16,100 Alaska St Intl Arpt Rev Rfdg Ser B
             (MBIA Insd) (b) ....................................................        5.000       10/01/24          17,221,043
    1,425 Anchorage, AK Wtr Rev Rfdg
             (AMBAC Insd) .......................................................        6.000       09/01/19           1,519,178
                                                                                                                  ---------------
                                                                                                                       21,909,861
                                                                                                                  ---------------
          ARIZONA   2.4%
    1,940 Arizona St Univ Ctf Partn Resh
             Infrastructure Proj (AMBAC
             Insd) ..............................................................        5.250       09/01/23           2,091,436
    1,225 Arizona St Univ Ctf Partn Resh
             Infrastructure Proj (AMBAC
             Insd) ..............................................................        5.250       09/01/24           1,318,112
    2,900 Arizona Tourism & Sports Auth
             Multi Purp Stad Fac Ser A
             (MBIA Insd) ........................................................        5.375       07/01/22           3,177,704
    5,000 Maricopa Cnty, AZ Pollutn Ctl
             Corp Pollutn Ctl Rev El Paso
             Elec Co Rfdg Ser A (FGIC
             Insd) ..............................................................        4.800       08/01/40           5,022,950
   10,000 Mesa, AZ Util Sys Rev Rfdg
             (FGIC Insd) (b) ....................................................        4.500       07/01/28          10,062,450
      515 Pima Cnty, AZ Indl Dev Auth Indl
             Rev Lease Oblig Irvington Proj
             Tucson Elec Pwr Co Rfdg Ser
             A (FSA Insd) .......................................................        7.250       07/15/10             516,756
    1,875 Scottsdale, AZ Indl Dev Hosp
             Scottsdale Mem Hosp Rfdg
             Ser A (AMBAC Insd) .................................................        6.000       09/01/12           1,939,875
    1,750 Scottsdale, AZ Indl Dev Hosp
             Scottsdale Mem Hosp Rfdg
             Ser A (AMBAC Insd) .................................................        6.125       09/01/17           1,810,708
      825 University AZ Ctf Partn Ser B
             (AMBAC Insd) .......................................................        5.000       06/01/22             880,127
      300 University AZ Ctf Partn Ser C
             (AMBAC Insd) .......................................................        5.000       06/01/21             320,487
                                                                                                                  ---------------
                                                                                                                       27,140,605
                                                                                                                  ---------------
          ARKANSAS   0.8%
    2,500 Arkansas St Dev Fin Auth Rev
             St Agy Fac Donaghey Plaza
             Proj (FSA Insd) ....................................................        5.000       06/01/29           2,632,025
    6,265 Little Rock, AR Sch Dist Rfdg
             Ser B (FSA Insd) ...................................................        5.500       02/01/25           6,572,424
                                                                                                                  ---------------
                                                                                                                        9,204,449
                                                                                                                  ---------------

          CALIFORNIA   16.7%
    4,000 Bay Area Govt Assn CA Rev
             Tax Alloc CA Redev Pool Ser
             A (XLCA Insd) ......................................................        5.250       09/01/35           4,295,880
    3,225 Bay Area Govt Assn CA Rev
             Tax Alloc Ser A (AMBAC
             Insd) (a) ..........................................................        4.500       09/01/25           3,258,862
    3,205 Bell, CA Cmnty Hsg Auth Lease
             Rev Rfdg (AMBAC Insd) ..............................................        5.000       10/01/30           3,404,287
    3,310 Bell, CA Cmnty Hsg Auth Lease
             Rev Rfdg (AMBAC Insd) ..............................................        5.000       10/01/36           3,490,958

    3,500 California Ed Fac Auth Rev
             Occidental College Ser A
             (MBIA Insd) ........................................................        5.000       10/01/36           3,715,005
    3,000 California St Pub Wks Brd UCLA
             Replacement Hosp Ser A
             (FSA Insd) .........................................................        5.000       10/01/22           3,150,330
    3,000 California St Pub Wks Brd UCLA
             Replacement Hosp Ser A
             (FSA Insd) .........................................................        5.375       10/01/20           3,241,230
    5,000 California Stwide Cmnty
             Depooled Fin Pg Ser 2004A
             (FSA Insd) .........................................................        5.250       10/01/24           5,400,100
    4,615 California Stwide Cmnty Dev
             Auth Wtr & Wastewtr Rev Ser
             D (FSA Insd) (a) ...................................................        5.000       10/01/26           4,926,420
    3,000 California Stwide Cmnty Pooled
             Fin Pg Ser 2004A (FSA Insd) ........................................        5.000       10/01/29           3,168,450
    4,000 California Stwide Cmnty Pooled
             Fin Pg Ser 2004A (FSA Insd) ........................................        5.250       10/01/34           4,278,040
    2,980 California Stwide Cmnty Pooled
             Fin Pg Ser 2004C (FSA
             Insd) (a) ..........................................................        5.000       10/01/29           3,147,327
    7,430 Capistrano, CA Uni Sch Dist
             (FGIC Insd) (a) ....................................................        5.000       09/01/25           7,916,293
    7,995 Capistrano, CA Uni Sch Dist
             (FGIC Insd) (a) ....................................................        5.000       09/01/26           8,506,200
    8,600 Capistrano, CA Uni Sch Dist
             (FGIC Insd) (a) ....................................................        5.000       09/01/27           9,136,984
    3,500 Capistrano, CA Uni Sch Dist
             (FGIC Insd) ........................................................        5.000       09/01/29           3,715,950
    5,000 Chino Vly Uni Sch Dist CA
             Election 2002 Ser C (MBIA
             Insd) ..............................................................        5.250       08/01/30           5,444,650
    3,225 Coronado, CA Cmnty Dev Agy
             Tax Alloc Coronado Cmnty
             Dev Proj (AMBAC Insd) ..............................................        5.000       09/01/30           3,411,921
      425 Earlimart, CA Elem Sch Dist Ser
             1 (AMBAC Insd) .....................................................        6.700       08/01/21             558,493
      265 Golden West Sch Fin Auth CA
             Rev Rfdg Ser A (MBIA
             Insd) (a) ..........................................................        5.750       08/01/19             314,412
   10,000 Hawthorne, CA Cmnty Redev
             Agy Tax Alloc Proj Area No 2
             (XLCA Insd) ........................................................        5.250       09/01/36          10,839,400

      690 Jurupa, CA Univ Sch Dist
             Election 2001 (FGIC Insd) ..........................................        5.000       08/01/26             728,371
    1,985 Lancaster, CA Fin Auth Tax
             Alloc Rev Sch Dist Proj ............................................        4.500       02/01/31           1,932,239
    3,360 Loma Linda, CA Redev Agy Tax
             Alloc Ser A (XLCA Insd) ............................................        5.250       07/01/30           3,621,341
   10,000 Los Angeles, CA Muni Impt Corp
             Lease Rev Police
             Headquarters Fac Ser A (FGIC
             Insd) ..............................................................        4.250       01/01/37           9,551,000
    5,000 Los Angeles, CA Uni Sch Dist
             Election of 1997 Ser F (FGIC
             Insd) ..............................................................        5.000       07/01/25           5,304,500
    3,700 Marin, CA Cmnty College Dist
             Election of 2004 Ser A (MBIA
             Insd) ..............................................................        5.000       08/01/26           3,945,791
   10,000 Merced, CA Irr Dist Rev Ctf
             Partn Elec Sys Proj (XLCA
             Insd) ..............................................................        5.250       09/01/36          10,782,400
    4,000 Murrieta Vy, CA Uni Sch Dist
             Pub Fin Auth Spl Tax Rev Ser
             A (AGL Insd) .......................................................        4.750       09/01/36           4,110,680
    3,455 Oxnard, CA Fin Auth
             Headworks Proj (AMBAC
             Insd) (a) ..........................................................        5.000       06/01/36           3,663,993
    2,070 Pacifica, CA Wastewtr Rev
             Rfdg (AMBAC Insd) (a) ..............................................        5.250       10/01/23           2,241,665
    5,000 Palm Springs, CA Fin Lease Rev
             Convention Ctr Proj Ser A
             (MBIA Insd) ........................................................        5.500       11/01/29           5,568,050
    2,250 Riverside, CA Ctf Partn (AMBAC
             Insd) (a) ..........................................................        5.000       09/01/23           2,369,048
    1,840 Rohnert Park, CA Swr Sys Rev
             Ctf Partn Spl Term (AMBAC
             Insd) ..............................................................        5.000       06/01/30           1,944,126
    3,200 Rohnert Park, CA Swr Sys Rev
             Ctf Partn Spl Term (AMBAC
             Insd) (a) ..........................................................        5.000       06/01/36           3,376,448
    2,310 Roseville, CA Redev Agy Tax
             Alloc Roseville Redev Proj Ser
             A (AMBAC Insd) .....................................................        5.000       09/01/38           2,447,029
    5,000 Sacramento Cnty, CA San Dist
             Fin Auth Rev Sacramento Regl
             Cnty San (FGIC Insd) ...............................................        5.000       12/01/29           5,346,600
    3,985 San Jose, CA Arpt Rev Rfdg
             Ser A (FSA Insd) ...................................................        5.375       03/01/18           4,322,450

    5,140 San Marcos, CA Pub Fac Auth Rev
             Tax Increment Pass-Thru Rfdg
             Ser A (AMBAC Insd) (b) .............................................        5.000       10/01/31           5,485,125
    2,785 Santa Monica, CA Cmnty College
             Rfdg Ser A (AMBAC Insd) ............................................        5.000       02/01/27           2,922,885
    1,775 Sierra, CA Jt Cmnty College Impt
             Dist 2 Westn NV Ser A
             (FGIC Insd) (a) ....................................................        5.000       08/01/28           1,874,063
    1,960 Sierra, CA Jt Cmnty College Impt
             Dist 2 Westn NV Ser A
             (FGIC Insd) (a) ....................................................        5.000       08/01/29           2,070,701
    5,380 South Orange Cnty, CA Pub Fin
             Auth Spl Tax Rev Ladera
             Ranch Ser A (AMBAC Insd) ...........................................        5.000       08/15/27           5,722,598
    2,000 South Tahoe CA, Jt Pwr Fin
             Redev Proj Area No 1 Rfdg
             Ser A (AMBAC Insd) .................................................        5.000       10/01/35           2,113,820
    1,100 Vallejo City, CA Uni Sch Rfdg
             Ser A (MBIA Insd) ..................................................        5.900       08/01/25           1,345,542
                                                                                                                  ---------------
                                                                                                                      188,111,657
                                                                                                                  ---------------
          COLORADO   3.5%
    3,745 Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Aurora
             Academy Sch Proj Rfdg Ser A
             (XLCA Insd) (a) ....................................................        5.250       02/15/34           4,002,694
    2,500 Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Bromley Sch
             Proj Rfdg (XLCA Insd) ..............................................        5.250       09/15/32           2,700,100
    1,000 Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Woodrow
             Wilson Sch Proj Rfdg Ser A
             (XLCA Insd) ........................................................        5.250       12/01/34           1,080,130
    5,000 Colorado Ed & Cultural Fac Auth
             Rev Frontier Academy Rfdg
             (CIFG Insd) ........................................................        4.375       06/01/26           4,935,400
   17,580 Denver, CO Convention Ctr Hotel
             Auth Rev Rfdg (XLCA Insd) (b) ......................................        5.000       12/01/35          18,652,028
    2,000 Regional Transn Dist CO Sales
             Tax Rev Fastracks Proj Ser A
             (AMBAC Insd) .......................................................        4.375       11/01/36           1,957,460

    1,175 Thornton, CO Ctf Partn (AMBAC
             Insd) ..............................................................        5.375       12/01/19           1,269,364
    3,080 Thornton, CO Ctf Partn (AMBAC
             Insd) (a) ..........................................................        5.375       12/01/21           3,319,747

    1,650 Thornton, CO Ctf Partn (AMBAC
             Insd) ..............................................................        5.375       12/01/22           1,778,436
                                                                                                                  ---------------
                                                                                                                       39,695,359
                                                                                                                  ---------------
          DISTRICT OF COLUMBIA   0.5%
    1,000 District of Columbia Ctf Partn
             Dist Pub Safety & Emergency
             (AMBAC Insd) .......................................................        5.500       01/01/19           1,091,810
    4,000 Metropolitan Washington DC
             Arpt Ser A (FSA Insd) (AMT) ........................................        5.000       10/01/32           4,230,720
                                                                                                                  ---------------
                                                                                                                        5,322,530
                                                                                                                  ---------------
          FLORIDA   8.2%
    1,000 Brevard Cnty, FL Sch Brd Ctf
             Partn Ser A (AMBAC Insd) ...........................................        5.400       07/01/12           1,080,100
      500 Dade Cnty, FL Aviation Rev Ser
             B (MBIA Insd) ......................................................        5.600       10/01/26             510,655
    1,000 Dade Cnty, FL Ed Fac Auth Rev
             Exchanged From Univ of Miami
             Ser B (MBIA Insd) ..................................................        5.750       04/01/20           1,021,620
      750 Dade Cnty, FL Wtr & Swr Sys
             Rev (FGIC Insd) ....................................................        5.375       10/01/16             773,992
      140 Escambia Cnty, FL Hlth Fac Auth
             Rev (AMBAC Insd) ...................................................        5.950       07/01/20             145,597
    1,000 Escambia Cnty, FL Util Auth Util
             Sys Rev (FGIC Insd)
             (Prerefunded @ 1/01/09) ............................................        5.250       01/01/24           1,042,050
    1,800 Florida Hsg Fin Corp Rev Ser G
             (AMT) (b) ..........................................................        4.550       07/01/26           1,797,413
    3,520 Florida Hsg Fin Corp Rev Ser G
             (AMT) (b) ..........................................................        4.625       07/01/31           3,514,940
    2,500 Florida Hsg Fin Corp Rev Ser G
             (AMT) (b) ..........................................................        4.700       07/01/37           2,496,406
    1,000 Florida Intergovnmtl Fin Ser C1
             (AMBAC Insd) .......................................................        5.125       02/01/31           1,043,160
      575 Florida Muni Ln Council Rev Ser
             B (MBIA Insd) ......................................................        5.750       11/01/14             620,287
    1,185 Florida St Brd Ed Cap Outlay Pub
             Ed Ser C (FGIC Insd) ...............................................        5.000       06/01/23           1,245,553
    1,250 Florida St Brd Ed Lottery Rev
             Ser A (FGIC Insd)
             (Prerefunded @ 7/01/10) ............................................        6.000       07/01/12           1,357,062
    1,000 Florida St Brd Ed Lottery Rev
             Ser A (FGIC Insd)
             (Prerefunded @ 7/01/10) ............................................        6.000       07/01/14           1,085,650
    2,750 Florida St Brd Ed Lottery Rev
             Ser B (FGIC Insd) ..................................................        5.250       07/01/13           2,838,687

      750 Florida St Brd of Regt Hsg Rev
             (MBIA Insd) ........................................................        5.750       07/01/14             806,197
    1,365 Florida St Correctional
             Privatization Commn Ctf Partn
             (MBIA Insd) ........................................................        5.375       08/01/14           1,470,979
    1,750 Florida St Div Bd Fin Dept Gen
             Svc Rev Dept Environmental
             Prot Presvtn 2000 Ser A
             (AMBAC Insd) .......................................................        5.000       07/01/12           1,779,173
    1,500 Florida St Div Bd Fin Dept Gen
             Svc Rev Dept Environmental
             Prot Presvtn 2000 Ser B (FSA
             Insd) ..............................................................        5.250       07/01/11           1,549,050
    2,000 Fort Myers, FL Impt Rev Rfdg
             (MBIA Insd) ........................................................        4.450       12/01/35           1,973,640
    1,340 Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) (c) ....................................................        5.150       12/01/20           1,413,995
      500 Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) (d) ....................................................        5.650       12/01/20             532,155
    1,000 Indian River Cnty, FL Hosp Rev
             Rfdg (FSA Insd) ....................................................        6.100       10/01/18           1,021,780
    1,750 Jea, FL Wtr & Swr Sys Rev Ser
             A (MBIA Insd) ......................................................        5.375       10/01/30           1,756,335
    1,000 Key West, FL Util Brd Elec Rev
             Cap Apprec Ser D (AMBAC
             Insd) (e) ..........................................................          *         10/01/13             753,840
    1,000 Miami-Dade Cnty, FL Hlth Fac
             Miami Childrens Hosp Rfdg Ser
             A (AMBAC Insd) .....................................................        5.125       08/15/26           1,047,160
    5,000 Miami-Dade Cnty, FL Pub Fac
             Rev Jackson Hlth Sys Ser A
             (MBIA Insd) ........................................................        5.000       06/01/31           5,279,300
    1,000 Orange Cnty, FL Sch Brd Ctf
             Ser A (AMBAC Insd) .................................................        5.250       08/01/14           1,079,050
    1,000 Orlando, FL Cmnty Redev Agy
             Tax Rep Drive Unvl Blvd Rfdg
             (AMBAC Insd) .......................................................        5.125       04/01/20           1,060,330
      800 Palm Beach Cnty, FL Sch Brd
             Ctf Ser A (AMBAC Insd) .............................................        5.125       08/01/26             838,320
    4,000 Palm Beach Cnty, FL Sch Brd
             Ctf Ser C (FSA Insd) ...............................................        5.000       08/01/21           4,198,400
    4,000 Palm Beach Cnty, FL Sch Brd
             Ctf Ser C (FSA Insd) ...............................................        5.000       08/01/22           4,198,400
      750 Polk Cnty, FL Sch Brd Ctf Partn
             Master Lease Ser A (FSA
             Insd) ..............................................................        5.500       01/01/16             804,855

    1,000 Port Saint Lucie, FL Spl Assmt
             Rev Util Svc Area No 3 & 4A
             (MBIA Insd) ........................................................        5.000       10/01/18           1,030,440
      535 Saint Johns Cnty, FL Indl Dev
             Auth Professional Golf Proj
             Rfdg (MBIA Insd) ...................................................        5.250       09/01/12             575,548
    1,000 Saint Lucie Cnty, FL Sch Brd Ctf
             Ser A (FSA Insd) ...................................................        5.000       07/01/21           1,048,980
    3,245 Santa Rosa Bay Brdg Auth FL
             Rev Cap Apprec (MBIA Insd) .........................................          *         07/01/18           2,025,172
    3,500 South FL Wtr Mgmt Dist Ctf Partn
             (AMBAC Insd) .......................................................        5.000       10/01/31           3,711,925
    2,350 South FL Wtr Mgmt Dist Ctf Partn
             (AMBAC Insd) .......................................................        5.000       10/01/36           2,486,512
    4,000 Sunrise, FL Util Sys Rev Rfdg
             (AMBAC Insd) .......................................................        5.200       10/01/22           4,477,120
   10,000 Tallahassee, FL Hlth Fac Rev
             Tallahassee Mem Regl Med
             Rfdg Ser A (MBIA Insd) (f) .........................................        6.625       12/01/13          10,022,100
    2,500 Tampa Bay Wtr FL A Regl Wtr
             Supply Auth Util Sys Rev Impt
             & Rfdg (FGIC Insd) .................................................        4.500       10/01/36           2,485,625
    2,610 University Cent FL Ctf Partn UCF
             Convocation Corp Ser A (FGIC
             Insd) (a) ..........................................................        5.000       10/01/26           2,766,391
    2,740 University Cent FL Ctf Partn UCF
             Convocation Corp Ser A (FGIC
             Insd) (a) ..........................................................        5.000       10/01/27           2,900,071
    1,000 Village Ctr Cmnty Dev Dist FL
             Ser A (MBIA Insd) ..................................................        5.200       11/01/25           1,063,880
    3,735 Volusia Cnty, FL Ed Fac Auth
             Rev Ed Fac Embry Riddle Rfdg
             Ser B (AMBAC Insd) .................................................        5.250       10/15/19           3,916,297
    1,000 Volusia Cnty, FL Ed Fac Auth
             Rev Ed Fac Embry Riddle Rfdg
             Ser B (AMBAC Insd) .................................................        5.250       10/15/22           1,046,770
                                                                                                                  ---------------
                                                                                                                       91,692,962
                                                                                                                  ---------------
          GEORGIA   4.6%
    4,590 Bleckley-Cochran, GA Dev Auth
             Student Hsg Fac Rev MGC
             Real Estate Fndtn Ser A (CIFG
             Insd) (a) ..........................................................        5.000       07/01/25           4,862,141
   11,355 Bleckley-Cochran, GA Dev Auth
             Student Hsg Fac Rev MGC
             Real Estate Fndtn Ser A (CIFG
             Insd) (a) ..........................................................        5.000       07/01/36          11,928,541

    3,410 Douglasville-Douglas Cnty, GA
             Wtr & Swr Auth Rev (MBIA
             Insd) ..............................................................        5.000       06/01/27           3,625,478
   14,530 Georgia Muni Elec Auth Pwr Rev
             2005 Ser Y (AMBAC Insd) ............................................        6.400       01/01/13          16,151,839
      160 Georgia Muni Elec Auth Pwr Rev
             2005 Ser Y (AMBAC Insd)
             (Prerefunded @ 1/01/11) ............................................        6.400       01/01/13             176,440
    9,445 Georgia Muni Elec Auth Pwr Rev
             2005 Ser Y (MBIA Insd) .............................................        6.500       01/01/17          11,141,322
      145 Georgia Muni Elec Auth Pwr Rev
             2005 Ser Y (MBIA Insd)
             (Prerefunded @ 1/01/14) ............................................        6.500       01/01/17             170,098
      860 Georgia Muni Elec Auth Pwr Rev
             Ser Y (AMBAC Insd) (e) .............................................        6.400       01/01/13             961,592
      410 Georgia Muni Elec Auth Pwr Rev
             Ser Y (MBIA Insd) (e) ..............................................        6.500       01/01/17             501,233
    2,555 Tift Cnty, GA Dev Auth Student
             Hsg Fac Rev Second ABAC LLC
             Proj (CIFG Insd) ...................................................        5.000       08/01/37           2,705,566
                                                                                                                  ---------------
                                                                                                                       52,224,250
                                                                                                                  ---------------
          ILLINOIS   15.7%
    1,500 Chicago, IL Brd Ed Cap Apprec
             Sch Reform Ser A (FGIC
             Insd) ..............................................................          *         12/01/19             872,220
    1,020 Chicago, IL Brd Ed Cap Apprec
             Sch Reform Ser A (FGIC
             Insd) ..............................................................          *         12/01/25             450,973
    2,845 Chicago, IL Brd Ed Cap Apprec
             Sch Reform Ser B-1 (FGIC Insd) .....................................          *         12/01/19           1,654,311

    2,000 Chicago, IL Lakefront Millenium
             Pkg Fac (MBIA Insd) ................................................        5.700       01/01/25           2,200,040
    2,000 Chicago, IL Lakefront Millenium
             Pkg Fac (MBIA Insd) ................................................        5.750       01/01/29           2,200,700
    5,925 Chicago, IL Midway Arpt Rev
             Second Lien Rfdg Ser B
             (AMBAC Insd) (a) ...................................................        5.000       01/01/21           6,296,142
    6,220 Chicago, IL Midway Arpt Rev
             Second Lien Rfdg Ser B
             (AMBAC Insd) (a) ...................................................        5.000       01/01/22           6,600,913
    1,000 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             A (MBIA Insd) ......................................................        5.000       01/01/29           1,052,870
   17,500 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser A-2
             (FSA Insd) (AMT) (b) ...............................................        5.750       01/01/20          19,231,713
   20,000 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser A-2
             (FSA Insd) (AMT) (b) ...............................................        5.750       01/01/21          22,017,400
    5,000 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             E (CIFG Insd) ......................................................        5.000       01/01/34           5,223,600
    2,840 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             E (CIFG Insd) (a) ..................................................        5.250       01/01/21           3,052,347
    2,975 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             E (CIFG Insd) (a) ..................................................        5.250       01/01/22           3,193,662
    3,120 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             E (CIFG Insd) ......................................................        5.250       01/01/23           3,343,423
    1,430 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             E (CIFG Insd) ......................................................        5.250       01/01/24           1,529,714
   12,000 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (MBIA Insd) (b) ....................................................        5.250       01/01/24          13,035,120
    5,000 Chicago, IL Pk Dist Ser A (FGIC
             Insd) ..............................................................        5.000       01/01/31           5,310,850
      615 Chicago, IL Pk Dist Ser C (FGIC
             Insd) ..............................................................        5.500       01/01/19             656,998
    3,230 Chicago, IL Proj Rfdg Ser A
             (FGIC Insd) ........................................................        5.375       01/01/34           3,356,648
    1,305 Chicago, IL Proj Rfdg Ser A
             (MBIA Insd) ........................................................        5.500       01/01/38           1,395,423

       50 Chicago, IL Proj Rfdg Ser A
             (MBIA Insd) (Prerefunded @
             1/01/11) ...........................................................        5.500       01/01/38              53,860
      145 Chicago, IL Proj Rfdg Ser A
             (AMBAC Insd) .......................................................        5.625       01/01/39             157,509
    5,000 Chicago, IL Single Family Mtg
             Rev Coll Ser I (GNMA
             Collateralized) (AMT) ..............................................        5.300       06/01/43           5,309,750
      345 Cook Cnty, IL Sch Dist No 100
             Berwyn South Cap Apprec
             (FSA Insd) (a) .....................................................        8.100       12/01/16             463,163
      290 Cook Cnty, IL Sch Dist No 100
             Berwyn South Cap Apprec
             (FSA Insd) (a) .....................................................        8.200       12/01/14             374,434
    2,605 Cook Cnty, IL Sch Dist No 122
             Oak Lawn Cap Apprec (FGIC
             Insd) (a) ..........................................................          *         12/01/17           1,666,861
    2,995 Cook Cnty, IL Sch Dist No 122
             Oak Lawn Cap Apprec (FGIC
             Insd) (a) ..........................................................          *         12/01/18           1,826,800
    4,210 Cook Cnty, IL Sch Dist No 122
             Oak Lawn Cap Apprec (FGIC
             Insd) (a) ..........................................................          *         12/01/19           2,448,031
    4,050 Cook Cnty, IL Sch Dist No 122
             Oak Lawn Cap Apprec (FGIC
             Insd) ..............................................................          *         12/01/20           2,245,968
    3,000 Du Page Cnty, IL Cmnty High
             Sch (FSA Insd) .....................................................        5.600       01/01/22           3,272,070
      540 Grundy, Kendall & Will Cntys, IL
             (AMBAC Insd) .......................................................        5.500       05/01/20             574,263
      340 Grundy, Kendall & Will Cntys, IL
             (AMBAC Insd) .......................................................        5.500       05/01/21             361,223
    2,000 Illinois Dev Fin Auth Rev Sch
             Dist Pgm Rockford Sch 205
             (FSA Insd) .........................................................        6.650       02/01/11           2,218,940
    5,025 Illinois Dev Fin Auth Rev Sch
             Dist Pgm Rockford Sch 205
             (FSA Insd) .........................................................        6.650       02/01/12           5,037,713
    4,800 Illinois Fin Auth Rev Swedish
             American Hosp (AMBAC
             Insd) ..............................................................        5.000       11/15/31           5,023,920
    2,500 Illinois Hsg Dev Auth Multi Fam
             Rev Ser G ..........................................................        4.800       07/01/32           2,514,225
    2,000 Illinois Hsg Dev Auth Multi Fam
             Rev Ser K ..........................................................        4.600       07/01/23           2,019,180

    2,000 Illinois Med Dist (MBIA Insd) .........................................        5.250       06/01/32           2,120,720
    3,500 Illinois Muni Elec Agy Pwr
             Supply Sys Rev Rfdg (FSA
             Insd) ..............................................................        5.000       02/01/21           3,578,435
   10,000 Illinois St Toll Hwy Auth Toll
             Highway Rev Sr Priority Ser
             A-1 (FSA Insd) .....................................................        5.000       01/01/26          10,682,300
    1,200 Lake Cnty, IL Cmnty Cons Sch
             Dist No 50 Woodland Cap
             Apprec Ser B (FGIC Insd) ...........................................          *         12/01/14             880,380
    6,790 Lake Cnty, IL Cmnty Unit Sch
             Dist No 60 Waukegan Cap
             Apprec Ser A (FSA Insd) ............................................          *         12/01/17           4,344,717
    3,000 McHenry & Kane Cnty, IL Cmnty
             Cons Sch Dist No 158 Cap
             Apprec (FGIC Insd) .................................................          *         01/01/17           1,992,900
    4,000 McHenry & Kane Cnty, IL Cmnty
             Cons Sch Dist No 158 Cap
             Apprec (FGIC Insd) .................................................          *         01/01/18           2,534,320
    1,330 McHenry Cnty, IL Cmnty High
             Sch Dist No 154 Cap Apprec
             (FGIC Insd) ........................................................          *         01/01/16             926,092
    6,000 Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Ser A
             (MBIA Insd) ........................................................        5.250       06/15/42           6,425,100
    5,245 University IL Univ Rev Aux Fac
             Sys (MBIA Insd) ....................................................        4.500       04/01/36           5,215,104
                                                                                                                  ---------------
                                                                                                                      176,943,045
                                                                                                                  ---------------
          INDIANA   2.3%
    5,810 Indiana Bd Bk Rev Spl Pgm Ser
             B1 (FSA Insd) (a) ..................................................        5.000       03/01/27           6,180,968
      870 Indiana Bd Bk Spl Pgm Ser A
             (AMBAC Insd) (e) ...................................................        9.750       08/01/09             936,912
    6,745 Indiana Hlth Fac Fin Auth Hosp
             Rev Cmnty Proj Ser A
             (AMBAC Insd) .......................................................        5.000       05/01/35           7,089,467
    2,335 Lake Cnty, IN Bldg Corp First Mtg
             (MBIA Insd) (a) ....................................................        5.750       08/01/11           2,496,022
    1,550 Marion Cnty, IN Convention &
             Rec Lease Rent Rfdg Ser A
             (AMBAC Insd) .......................................................        5.000       06/01/21           1,630,244
    1,555 Plainfield, IN Cmnty High Sch
             Bldg Corp First Mgt (FGIC
             Insd) ..............................................................        5.000       07/15/27           1,653,198

    2,555 Plainfield, IN Cmnty High Sch
             Bldg Corp First Mtg (FGIC
             Insd) ..............................................................        5.000       07/15/28           2,714,355
      800 Plainfield, IN Cmnty High Sch
             Bldg Corp First Mtg (FGIC
             Insd) ..............................................................        5.000       01/15/30             849,280
    1,900 South Harrison, IN 2000 Sch
             Bldg Corp Ser A (FSA Insd) .........................................        5.250       01/15/25           2,053,140
                                                                                                                  ---------------
                                                                                                                       25,603,586
                                                                                                                  ---------------
          IOWA   0.2%
    2,375 Iowa Fin Auth Hosp Fac Rev
             Trinity Regl Hosp Proj (FSA
             Insd) ..............................................................        5.750       07/01/17           2,446,084
                                                                                                                  ---------------
          LOUISIANA   3.4%
    3,585 Calcasieu Parish, LA Mem Hosp
             Svc Dist Hosp Rev Lake
             Charles Mem Hosp Proj Ser A
             (Connie Lee Insd) ..................................................        6.375       12/01/12           3,856,456
    5,530 Calcasieu Parish, LA Mem Hosp
             Svc Dist Hosp Rev Lake
             Charles Mem Hosp Proj Ser A
             (Connie Lee Insd) ..................................................        6.500       12/01/18           6,727,632
    7,500 Lafayette, LA Util Rev (MBIA
             Insd) ..............................................................        5.250       11/01/24           8,156,700
    2,035 Louisiana Loc Govt Environment
             BRCC Fac Corp Proj (MBIA
             Insd) (a) ..........................................................        5.375       12/01/17           2,189,518
    2,150 Louisiana Loc Govt Environment
             BRCC Fac Corp Proj (MBIA
             Insd) (a) ..........................................................        5.375       12/01/18           2,312,067
      785 Louisiana Loc Govt Environment
             BRCC Fac Corp Proj (MBIA
             Insd) ..............................................................        5.375       12/01/19             844,173
    1,000 Louisiana Loc Govt Environment
             BRCC Fac Corp Proj (MBIA
             Insd) ..............................................................        5.375       12/01/20           1,075,380
    7,000 Louisiana St Gas & Fuels Tax
             Rev Ser A (XLCA Insd) (b) ..........................................        5.000       05/01/27           7,448,035
    2,500 Louisiana St Gas & Fuels Tax
             Rev Ser A (XLCA Insd) (b) ..........................................        5.000       05/01/28           2,658,013
      320 New Orleans, LA Home Mtg
             Auth Single Family Mtg Rev
             1985 Ser A (MBIA Insd) .............................................          *         09/15/16             116,534

    2,500 Rapides Fin Auth LA Rev Cleco
             Pwr LLC Proj (AMBAC Insd)
             (AMT) ..............................................................        4.700       11/01/36           2,492,300
                                                                                                                  ---------------
                                                                                                                       37,876,808
                                                                                                                  ---------------
          MARYLAND   0.4%
    1,255 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) ..........................................................        4.450       09/01/21           1,256,362
    1,000 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) ..........................................................        4.550       09/01/26           1,001,085
    1,350 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) ..........................................................        4.625       09/01/31           1,351,465
      675 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) ..........................................................        4.700       03/01/37             675,732
                                                                                                                  ---------------
                                                                                                                        4,284,644
                                                                                                                  ---------------
          MASSACHUSETTS   0.9%
    2,700 Massachusetts Muni Whsl Elec
             Co Nuclear Mix 1-A (MBIA
             Insd) ..............................................................        5.250       07/01/13           2,911,464
      175 Massachusetts Muni Whsl Elec
             Co Proj No. 6-A (MBIA Insd) ........................................        5.250       07/01/16             188,249

    2,060 Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Hsg
             Ser 126 (AMT) (b) ..................................................        4.625       06/01/32           2,060,371
    5,000 Massachusetts St Wtr Pollutn
             Abatement Tr Pool Pgm Ser 12
             (b) ................................................................        4.375       08/01/31           4,927,950
                                                                                                                  ---------------
                                                                                                                       10,088,034
                                                                                                                  ---------------
          MICHIGAN   0.7%
       75 Chippewa Valley, MI Sch Bldg &
             Site (FSA Insd) ....................................................        5.000       05/01/20              80,406
    1,400 Huron, MI Sch Dist (FSA Insd)
             (Prerefunded @ 5/01/11) ............................................        5.250       05/01/21           1,489,348
    2,675 Wayne Charter Cnty, MI Arpt
             Rev Rfdg Ser C (FGIC Insd) .........................................        5.375       12/01/17           2,882,500
    2,840 Wayne Charter Cnty, MI Arpt
             Rev Rfdg Ser C (FGIC Insd) .........................................        5.375       12/01/20           3,058,737
                                                                                                                  ---------------
                                                                                                                        7,510,991
                                                                                                                  ---------------
          MISSISSIPPI   0.6%
    1,000 Harrison Cnty, MS Wastewtr
             Mgmt & Solid Wastewtr
             Treatment Fac Rfdg Ser A
             (FGIC Insd) (e) ....................................................        8.500       02/01/13           1,256,390
    5,000 Mississippi Dev Bank Spl Oblg
             Muni Energy Agy Pwr Supply
             Proj Ser A (XLCA Insd) .............................................        5.000       03/01/41           5,237,550
                                                                                                                  ---------------
                                                                                                                        6,493,940
                                                                                                                  ---------------
          MISSOURI   1.7%
    1,170 Mehlville, MO Sch Dist No R-9
             Ctf Partn Ser A (FSA Insd) .........................................        5.500       03/01/16           1,248,800
    1,225 Mehlville, MO Sch Dist No R-9
             Ctf Partn Ser A (FSA Insd) .........................................        5.500       03/01/17           1,304,343
      840 Saint Louis, MO Arpt Rev Cap
             Impt Pgm Ser A (MBIA Insd) .........................................        5.375       07/01/17             901,496
    2,750 Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMBAC Insd)
             (AMT) (b) ..........................................................        4.550       07/01/29           2,695,866
    3,350 Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMBAC Insd)
             (AMT) (b) ..........................................................        4.600       07/01/36           3,284,056
   10,000 Springfield, MO Pub Util Rev
             (FGIC Insd) ........................................................        4.500       08/01/36           9,975,300
                                                                                                                  ---------------
                                                                                                                       19,409,861
                                                                                                                  ---------------

          MONTANA   0.3%
    3,400 Forsyth, MT Pollutn Ctl Rev
             Northwestn Corp Colstrip Rfdg
             (AMBAC Insd) .......................................................        4.650       08/01/23           3,497,716
                                                                                                                  ---------------

          NEBRASKA   0.3%
    3,620 Saunders Cnty, NE (FSA
             Insd) (a) ..........................................................        5.000       11/01/35           3,732,401
                                                                                                                  ---------------

          NEVADA   2.0%
   10,040 Clark Cnty, NV Arpt Rev Sub Lien
             Ser A-1 (FGIC Insd) (AMT) (b) ......................................        5.500       07/01/22          10,886,271
   10,000 Director St NV Dept Business &
             Ind Las Vegas Monorail Proj
             First Tier (AMBAC Insd) ............................................        5.625       01/01/32          10,674,600
      935 Reno, NV Cap Impt Rev (FGIC
             Insd) ..............................................................        5.125       06/01/26             986,257
                                                                                                                  ---------------
                                                                                                                       22,547,128
                                                                                                                  ---------------
          NEW JERSEY   0.6%
    3,100 New Jersey Econ Dev Auth Rev
             Mtr Veh Sur Rev Ser A (MBIA
             Insd) ..............................................................        5.000       07/01/23           3,283,830
    2,760 Newark, NJ Hsg Auth Port Auth
             Newark Marine Term (MBIA
             Insd) ..............................................................        5.500       01/01/28           3,031,970
                                                                                                                  ---------------
                                                                                                                        6,315,800
                                                                                                                  ---------------
          NEW YORK   1.3%
    5,000 Long Island Pwr Auth NY Gen
             Ser A (XLCA Insd) ..................................................        5.000       12/01/26           5,326,500
    5,470 New York City Hlth & Hosp Hlth
             Sys Ser A (FSA Insd) ...............................................        5.000       02/15/21           5,736,608
    3,105 New York St Dorm Auth Rev
             Insd Brooklyn Law Sch Ser B
             (XLCA Insd) (a) ....................................................        5.375       07/01/21           3,392,958
                                                                                                                  ---------------
                                                                                                                       14,456,066
                                                                                                                  ---------------
          NORTH CAROLINA   1.2%
   10,000 North Carolina Muni Pwr Agy
             Ser A (MBIA Insd) ..................................................        5.250       01/01/18          10,747,100
    2,735 North Carolina Muni Pwr Agy
             Ser A (MBIA Insd) ..................................................        5.250       01/01/19           2,939,332
                                                                                                                  ---------------
                                                                                                                       13,686,432
                                                                                                                  ---------------
          NORTH DAKOTA   1.1%
    5,000 Mercer Cnty, ND Pollutn Ctl Rev
             Antelope Vly Station Rfdg
             (AMBAC Insd) .......................................................        7.200       06/30/13           5,694,600

    5,000 Oliver Cnty, ND Pollutn Ctl Rev
             Square Butte Elec Coop Rfdg
             Ser A (AMBAC Insd) .................................................        5.300       01/01/27           5,227,500
    1,125 Ward Cnty, ND Hlthcare Fac Rev
             Trinity Obligated Group ............................................        5.125       07/01/25           1,175,794
                                                                                                                  ---------------
                                                                                                                       12,097,894
                                                                                                                  ---------------
          OHIO   1.5%
    1,000 Chillicothe, OH City Sch Dist Sch
             Impt (FGIC Insd) (Prerefunded
             @ 12/01/14) ........................................................        5.250       12/01/26           1,105,930
    5,000 Columbus, OH City Sch Dist Sch
             Fac Constr & Impt (FSA Insd)
             (Prerefunded @ 12/01/14) ...........................................        5.250       12/01/27           5,529,650
    5,000 South Westn City Sch Dist OH
             Franklin & Pickway Cnty Rfdg
             (FSA Insd) .........................................................        4.250       12/01/26           4,904,250
    5,000 Trotwood-Madison City Sch Dist
             OH Sch Impt & Rfdg (FSA
             Insd) ..............................................................        4.500       12/01/30           5,021,700
                                                                                                                  ---------------
                                                                                                                       16,561,530
                                                                                                                  ---------------
          OKLAHOMA   2.1%
    2,890 Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd) ...................................................        5.250       07/01/19           3,173,278
    1,480 Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd) ...................................................        5.250       07/01/33           1,606,407
    4,320 McAlester, OK Pub Wks Auth
             Util Cap Apprec Ser A (FSA
             Insd) ..............................................................          *         02/01/30           1,224,893
    2,020 Oklahoma City, OK Arpt Tr Jr
             Lien 27th Ser A (FSA Insd) .........................................        5.000       07/01/17           2,094,497
    2,400 Oklahoma City, OK Pub Ppty
             Auth Hotel Tax Rev (FGIC
             Insd) ..............................................................        5.250       10/01/29           2,609,448
    2,000 Oklahoma Colleges Brd Regt
             Stad Univ Cent OK Ser B
             (AMBAC Insd) .......................................................        5.500       06/01/24           2,208,500
    2,000 Tulsa, OK Cmnty College Rev
             (AMBAC Insd) .......................................................        5.500       07/01/22           2,180,080
    8,260 Tulsa, OK Tulsa Indl Auth Rev
             Univ Tulsa Ser A (MBIA Insd)
             (Prerefunded @ 10/01/10) ...........................................        5.375       10/01/31           8,741,971
                                                                                                                  ---------------
                                                                                                                       23,839,074
                                                                                                                  ---------------
          OREGON   0.3%
    2,835 Oregon St Dept Admin Rfdg Ser
             B (MBIA Insd) ......................................................        5.250       05/01/17           3,026,873
                                                                                                                  ---------------

          PENNSYLVANIA   4.5%
    5,000 Allegheny Cnty, PA Hosp Dev
             Auth Rev Insd Hlth Sys Ser A
             (MBIA Insd) ........................................................        6.500       11/15/30           5,561,950
    4,875 Allegheny Cnty, PA Hosp Dev
             Auth Rev Pittsburgh Mercy
             Hlth Sys Inc (AMBAC Insd) (e) ......................................        5.625       08/15/26           5,292,544
    2,600 Harrisburg, PA Auth Res Gtd
             Sub Ser D-2 (FSA Insd) (d) .........................................        5.000       12/01/33           2,779,296
    3,000 Lycoming Cnty, PA Auth College
             Rev PA College of Technology
             (AMBAC Insd) .......................................................        5.350       07/01/26           3,163,740
    1,800 Pennsylvania Hsg Fin Agy
             Single Family Mtg Rev Ser 96-A
             (AMT) (b) ..........................................................        4.600       10/01/27           1,794,429
    2,500 Pennsylvania Hsg Fin Agy
             Single Family Mtg Rev Ser 96-A
             (AMT) (b) ..........................................................        4.650       10/01/31           2,492,263
    4,700 Pennsylvania Hsg Fin Agy
             Single Family Mtg Rev Ser 96-A
             (AMT) (b) ..........................................................        4.700       10/01/37           4,685,453
    1,375 Pennsylvania St Higher Ed Fac
             Auth Rev St Sys Higher Ed
             Ser P (AMBAC Insd) .................................................        5.000       12/15/16           1,400,768
    2,990 Philadelphia, PA Gas Wks Rev
             1998 Gen Ordinance 4th Ser
             (FSA Insd) .........................................................        5.250       08/01/18           3,207,911
    4,555 Philadelphia, PA Gas Wks Rev
             1998 Gen Ordinance 4th Ser
             (FSA Insd) .........................................................        5.250       08/01/21           4,874,943
    1,485 Philadelphia, PA Gas Wks Rev
             Eighteenth (AGL Insd) ..............................................        5.250       08/01/20           1,600,875
    3,665 Philadelphia, PA Gas Wks Rev
             Fifth Ser A-1 (AGL Insd) (a) .......................................        5.250       09/01/17           3,980,043
    5,000 State Pub Sch Bldg Auth PA Rev
             Lehigh Career & Tech Inst
             (XLCA Insd) (g) ....................................................        4.250       10/01/32           4,795,500
    5,000 State Pub Sch Bldg Auth PA Sch
             Lease Philadelphia Sch Dist
             Proj (Prerefunded @ 6/01/13)
             (FSA Insd) .........................................................        5.250       06/01/26           5,455,650
                                                                                                                  ---------------
                                                                                                                       51,085,365
                                                                                                                  ---------------
          SOUTH CAROLINA   2.7%
    3,325 Columbia, SC Pkg Fac Rev Ser A
             (CIFG Insd) ........................................................        5.000       02/01/37           3,492,912

    5,170 Easley, SC Util Rev Impt & Rfdg
             (FSA Insd) .........................................................        5.000       12/01/34           5,469,033
    3,000 Kershaw Cnty, SC Pub Sch
             Fndtn Installment Pwr Rev Dist
             Proj (CIFG Insd) ...................................................        5.000       12/01/30           3,174,270
    3,000 Kershaw Cnty, SC Pub Sch
             Fndtn Installment Pwr Rev Dist
             Proj (CIFG Insd) ...................................................        5.000       12/01/31           3,171,780
    3,800 Scago Ed & Fac Corp for
             Cherokee Cnty SC Proj Ser B
             (FSA Insd) .........................................................        5.000       12/01/30           4,032,902
    6,500 South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser A (AMBAC Insd) ............................................        5.200       11/01/27           6,916,130
    4,000 South Carolina Jobs Econ
             Tuomey (CIFG Insd) .................................................        5.000       11/01/30           4,221,160
                                                                                                                  ---------------
                                                                                                                       30,478,187
                                                                                                                  ---------------
          SOUTH DAKOTA   1.1%
    1,455 Rapid City, SD Sales Tax Rev
             Rfdg (AMBAC Insd) ..................................................        5.500       06/01/12           1,563,107
    5,205 South Dakota St Lease Rev Tr
             Ctf Ser A (FSA Insd) ...............................................        6.625       09/01/12           5,790,042
    4,000 South Dakota St Lease Rev Tr
             Ctf Ser A (FSA Insd) ...............................................        6.700       09/01/17           4,941,800
                                                                                                                  ---------------
                                                                                                                       12,294,949
                                                                                                                  ---------------
          TENNESSEE   0.3%
    3,250 West Wilson Util Dist TN Wtrwks
             Rev Impt & Rfdg (MBIA Insd) ........................................        4.250       06/01/36           3,117,075
                                                                                                                  ---------------

          TEXAS   7.8%
    1,165 Alamo, TX Cmnty College Dist
             Combined Fee Rfdg (FSA
             Insd) ..............................................................        5.000       11/01/22           1,219,382
    5,000 Brazos Riv Auth TX Rev
             Houston Ind Inc Proj Ser C
             (AMBAC Insd) (d) ...................................................        5.125       05/01/19           5,174,850
    1,900 Colorado Riv, TX Muni Wtr Dist
             Sys Rfdg (AMBAC Insd) ..............................................        5.375       01/01/19           2,053,520
    4,000 Dallas Fort Worth, TX Intl Arpt
             Rev Impt Jt Ser B (FSA Insd)
             (AMT) (b) ..........................................................        5.375       11/01/21           4,313,420
    6,110 Dallas Fort Worth, TX Intl Arpt
             Rev Impt Jt Ser B (FSA Insd)
             (AMT) (b) ..........................................................        5.500       11/01/19           6,656,814

   22,500 Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (FGIC Insd) ........................................        5.250       05/15/23          24,385,050
    1,790 Laredo, TX Cmnty College Dist
             Combined Fee Rev Bldg Rfdg
             (AMBAC Insd) .......................................................        5.300       08/01/26           1,875,061
    5,000 Lower CO Riv Auth TX LCRA
             Transmission Svc Ser A Rfdg
             (MBIA Insd) ........................................................        4.500       05/15/36           4,947,500
    3,000 Nueces Riv Auth TX Wtr Supply
             Rev Fac Corpus Christi Proj
             Rfdg (FSA Insd) ....................................................        5.000       07/15/25           3,180,690
    2,000 Nueces Riv Auth TX Wtr Supply
             Rev Fac Corpus Christi Proj
             Rfdg (FSA Insd) ....................................................        5.000       03/01/27           2,117,520
    2,220 Raven Hills, TX Higher Ed Corp
             Cardinal Vlg LLC Lamar Univ Ser
             A (MBIA Insd) (Prerefunded @
             8/01/13) ...........................................................        5.500       08/01/28           2,456,474
    2,000 San Antonio, TX Hotel
             Occupancy Rev Sub Lien
             Rfdg Ser A (AMBAC Insd) ............................................        5.000       08/15/29           2,097,740
    1,750 Tarrant Cnty, TX Hlth Fac Dev
             Corp Hlth Sys Rev Ser B (FGIC
             Insd) (e) ..........................................................        5.000       09/01/15           1,881,198
    1,060 Tarrant Regl Wtr Dist TX Impt
             Rfdg (FSA Insd) ....................................................        5.250       03/01/18           1,139,871
    2,000 Tarrant Regl Wtr Dist TX Impt
             Rfdg (FSA Insd) ....................................................        5.250       03/01/20           2,150,700
   10,000 Texas St Tpk Auth Cent TX Tpk
             First Tier Ser A (AMBAC
             Insd) ..............................................................        5.500       08/15/39          10,806,300
    9,500 Texas St Trans Commn Mobility
             Fd Ser A (FGIC Insd) ...............................................        4.500       04/01/35           9,446,705
    1,800 Tyler, TX Indpt Sch Dist (FSA
             Insd) (a) ..........................................................        5.000       02/15/27           1,901,376
                                                                                                                  ---------------
                                                                                                                       87,804,171
                                                                                                                  ---------------
          UTAH   0.3%
    2,140 Murray City, UT Swr & Wtr Rev
             (AMBAC Insd) .......................................................        5.250       10/01/23           2,311,307
      560 Provo, UT Elec Rev 1984 Rfdg
             Ser A (AMBAC Insd) (e) .............................................       10.375       09/15/15             725,267
                                                                                                                  ---------------
                                                                                                                        3,036,574
                                                                                                                  ---------------
          VIRGINIA   1.1%
    3,160 Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (b) .........................................        4.500       07/01/29           3,144,516

    3,660 Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (b) .........................................        4.600       07/01/33           3,658,444
    5,840 Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (b) .........................................        4.650       01/01/39           5,828,408
                                                                                                                  ---------------
                                                                                                                       12,631,368
                                                                                                                  ---------------
          WASHINGTON   9.2%
    4,115 Chelan Cnty, WA Sch Dist No
             246 (FSA Insd) .....................................................        5.000       12/01/21           4,345,522
   11,340 Energy Northwest WA Elec Rev
             Columbia Generating Rfdg Ser
             A (FSA Insd) .......................................................        5.500       07/01/17          12,234,386
    4,500 Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd) ..............................................................        5.500       07/01/17           4,854,915
   14,500 Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd) ..............................................................        5.500       07/01/18          15,637,380
    5,000 Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser B (FSA
             Insd) ..............................................................        6.000       07/01/16           5,569,400
    1,365 Energy Northwest WA Wind Proj
             (AMBAC Insd) .......................................................        5.000       07/01/23           1,427,394
    5,540 Everett, WA Wtr & Swr Rev
             (MBIA Insd) ........................................................        5.000       12/01/29           5,885,862
    1,215 Fife, WA Wtr & Swr Rev (MBIA
             Insd) (a) ..........................................................        5.000       04/01/24           1,284,121
    1,160 Fife, WA Wtr & Swr Rev (MBIA
             Insd) (a) ..........................................................        5.000       04/01/29           1,220,784
    1,895 Fife, WA Wtr & Swr Rev (MBIA
             Insd) ..............................................................        5.125       04/01/24           1,900,837
    2,500 Goat Hill Ppty WA Lease Rev
             Govt Office Bldg Proj (MBIA
             Insd) ..............................................................        5.000       12/01/33           2,622,350
    1,025 Grant Cnty, WA Pub Util Dist No
             2 Rev Second Rfdg Ser C
             (AMBAC Insd) (a) ...................................................        6.000       01/01/17           1,035,373
    8,160 Klickitat Cnty, WA Pub Util Dist
             001 Elec Rev Rfdg Ser B
             (FGIC Insd) (a) ....................................................        5.000       12/01/26           8,736,341
    5,115 Lynnwood, WA Pub Fac Dist
             Rev Convention Ctr (AMBAC
             Insd) ..............................................................        5.000       12/01/34           5,393,461
    4,185 Port Seattle, WA Rev Inter Lien
             Rfdg (XLCA Insd) ...................................................        5.000       02/01/27           4,456,816
    8,220 Port Seattle, WA Rev Inter Lien
             Rfdg (XLCA Insd) ...................................................        5.000       02/01/28           8,747,477

    2,000 Seattle, WA Muni Lt & Pwr Rev
             Impt & Rfdg (FSA Insd) .............................................        5.500       03/01/18           2,125,560
      145 Snohomish Cnty, WA Pub Util 1
             (FSA Insd) .........................................................        5.000       12/01/24             151,679
    2,565 Snohomish Cnty, WA Pub Util 1
             (FSA Insd) .........................................................        5.500       12/01/23           2,788,540
    3,000 Spokane, WA Pub Fac Dist Hotel
             (MBIA Insd) ........................................................        5.250       09/01/33           3,210,660
    2,000 Spokane, WA Pub Fac Dist Hotel
             (MBIA Insd) ........................................................        5.750       12/01/25           2,219,940
    2,420 Spokane, WA Pub Fac Dist Hotel
             (MBIA Insd) ........................................................        5.750       12/01/26           2,681,505
    1,465 Tacoma, WA Solid Waste Util
             Rev Rfdg (AMBAC Insd)
             (Prerefunded @ 12/01/11) ...........................................        5.375       12/01/18           1,578,215
    2,075 Tacoma, WA Solid Waste Util
             Rev Rfdg (AMBAC Insd)
             (Prerefunded @ 12/01/11) (a) .......................................        5.375       12/01/19           2,235,356
    1,600 Washington St Rfdg Ser R 99A
             (FGIC Insd) ........................................................        5.000       01/01/17           1,636,576
                                                                                                                  ---------------
                                                                                                                      103,980,450
                                                                                                                  ---------------
          WEST VIRGINIA   0.1%
    1,530 West Virginia Econ Dev Auth
             Lease Rev Correctional
             Juvenile & Pub Ser A (MBIA Insd) ...................................        5.500       06/01/19           1,668,404
                                                                                                                  ---------------
          WISCONSIN   0.8%
    1,350 Plover, WI Wtr Sys Rev (AMBAC
             Insd) (a) ..........................................................        5.400       12/01/16           1,412,748
    1,500 Plover, WI Wtr Sys Rev (AMBAC
             Insd) (a) ..........................................................        5.500       12/01/18           1,572,600
    1,405 Racine, WI Wtrwks Rev Sys Mtg
             (MBIA Insd) (a) ....................................................        5.250       09/01/16           1,496,339
    4,000 Wisconsin Pub Pwr Inc Sys Pwr
             Supply Sys Rev Ser A
             (AMBAC Insd) .......................................................        5.000       07/01/37           4,219,560
                                                                                                                  ---------------
                                                                                                                        8,701,247
                                                                                                                  ---------------
          PUERTO RICO   0.3%
    3,000 Puerto Rico Indl Tourist Ed Med
             & Environmental Ctl Fac Hosp
             Aux (MBIA Insd) ....................................................        6.250       07/01/16           3,006,390
                                                                                                                  ---------------

TOTAL LONG-TERM INVESTMENTS   109.8%
  (Cost $1,177,911,401) .....................................................................................       1,235,239,969


TOTAL SHORT-TERM INVESTMENTS   0.6%
  (Cost $6,700,000) .........................................................................................           6,700,000
                                                                                                                  ---------------

TOTAL INVESTMENTS   110.4%
  (Cost $1,184,611,401) .....................................................................................       1,241,939,969

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD   (11.2%)
  (Cost ($126,130,000))
  (126,130)  Notes with interest rates ranging from 3.910% to 3.980% at
             December 31, 2006 and contractual maturities of collateral
             ranging from 2019 to 2039 (h) ..................................................................        (126,130,000)
                                                                                                                  ---------------

TOTAL NET INVESTMENTS   99.2%
  (Cost $1,058,481,401) .....................................................................................       1,115,809,969

OTHER ASSETS IN EXCESS OF LIABILITIES   0.8% ................................................................           8,984,117
                                                                                                                  ---------------

NET ASSETS   100.0% .........................................................................................     $ 1,124,794,086
                                                                                                                  ===============


Percentages are calculated as a percentage of net assets.

*    Zero coupon bond
(a)  The Fund owns 100% of the outstanding bond issuance.
(b)  Underlying security related to Inverse Floaters entered into by the Fund.
(c)  Security converts to a fixed coupon rate at a predetermined date.
(d)  Variable Rate Coupon
(e)  Escrowed to Maturity
(f) All or a portion of this security has been physically segregated in connection with open futures contracts.
(g)  Security purchased on a when-issued or delayed delivery basis.
(h) Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2006.



AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

                                                                                                        UNREALIZED
                                                                                                       APPRECIATION/
FUTURES CONTRACTS                                                                      CONTRACTS       DEPRECIATION
-------------------------------------------------------------------------------        ---------       ------------
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007
   (Current Notional Value of $107,469 per contract) ..........................            1,603        $2,493,022
U.S. Treasury Bonds Futures, March 2007 (Current
   Notional Value of $111,438 per contract) ...................................              532         1,198,926
                                                                                      ----------        ----------
                                                                                           2,135        $3,691,948
                                                                                      ==========        ==========

  Van Kampen Intermediate Term Municipal Income Fund
  Portfolio of Investments | December 31, 2006 (Unaudited)



  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

            MUNICIPAL BONDS 98.4%
            ALABAMA 3.7%
   $  1,260 Dothan Houston Cnty, AL Arpt
               Auth (MBIA Insd) (AMT) (b) .......................                      5.400 %  12/01/15       $  1,347,595

      1,000 Jefferson Cnty, AL Pub Bldg
               Auth Lease Rev Wts (AMBAC
               Insd) ............................................                      5.125    04/01/21          1,081,180
      1,500 Montgomery Cnty, AL Pub Bldg
               Auth Rev Wts Fac Proj (MBIA
               Insd) (a)(b) .....................................                      5.000    03/01/23          1,596,945
                                                                                                               ------------
                                                                                                                  4,025,720
                                                                                                               ------------
            ARIZONA 2.3%
      1,000 Arizona St Univ Rev Sys Rfdg
               (AMBAC Insd) .....................................                      5.000    07/01/20          1,071,870
      1,000 Maricopa Cnty, AZ Uni Sch Dist
               No 48 Scottsdale Sch Impt Proj
               Ser B (FSA Insd) (a) .............................                      4.750    07/01/23          1,047,130
        390 Pima Cnty, AZ Indl Dev Auth Indl
               Rev Lease Oblig Irvington Proj
               Tucson Rfdg Ser A (FSA
               Insd) ............................................                      7.250    07/15/10            391,330
                                                                                                               ------------
                                                                                                                  2,510,330
                                                                                                               ------------
            ARKANSAS 0.9%
        950 University of AR Rev UALR Cap
               Impt Ser B (FSA Insd) ............................                      4.500    12/01/19            980,390
                                                                                                               ------------

            CALIFORNIA 5.2%
      1,090 California Ed Fac Auth Rev
               Occidental College Ser A
               (MBIA Insd) (b) ..................................                      5.000    10/01/20          1,175,216
      1,000 California St (AMBAC Insd) (b)(c) ...................                      6.400    09/01/08          1,045,560

      1,500 California St Dept Wtr Res Pwr
               Ser A (AMBAC Insd)
               (Prerefunded @ 05/01/12) .........................                      5.375    05/01/18          1,645,575





  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

   $    565 Perris, CA Pub Fin Auth Rev Tax
               Alloc (b) ........................................                      4.750 %  10/01/13       $    568,204
      1,100 Santa Clara, CA Elec Rev Sub
               Ser A (MBIA Insd) ................................                      5.250    07/01/20          1,194,798
                                                                                                               ------------
                                                                                                                  5,629,353
                                                                                                               ------------
            COLORADO 4.1%
        500 Colorado Hlth Fac Auth Rev
               Christian Living Cmnty Proj
               Ser A (a) ........................................                      5.250    01/01/15            514,810
        115 Colorado Hlth Fac Auth Rev Sr
               Living Fac Eaton Ter Ser A .......................                      6.800    07/01/09            118,875
      1,560 Colorado Springs, CO Util Rev
               Sys Sub Lien Impt Ser A ..........................                      5.000    11/15/19          1,667,921
      1,000 Denver, CO City & Cnty Arpt
               Rev Rfdg Ser D (FSA Insd)
               (AMT) ............................................                      5.500    11/15/12          1,072,830
      1,000 Denver, CO Convention Ctr Hotel
               Auth Rev Rfdg (XLCA Insd) ........................                      5.250    12/01/14          1,097,430
                                                                                                               ------------
                                                                                                                  4,471,866
                                                                                                               ------------
            CONNECTICUT 0.2%
        165 New Haven, CT Indl Fac Rev Adj
               Govt Ctr Thermal Energies
               (AMT) ............................................                      7.250    07/01/09            166,761
                                                                                                               ------------

            DELAWARE 0.5%
        500 New Castle Cnty, DE Rev
               Newark Charter Sch Inc Proj ......................                      5.000    09/01/22            515,640
                                                                                                               ------------

            FLORIDA 5.8%
        500 Baywinds Cmnty Dev Dist FL
               Spl Assmt Ser B ..................................                      4.900    05/01/12            498,180
      1,000 Brevard Cnty, FL Sch Brd Ctf
               Rfdg Ser B (FGIC Insd) ...........................                      5.000    07/01/20          1,063,350



  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

   $  2,000 Broward Cnty, FL Arpt Sys Rev
               Rfdg Ser E (MBIA Insd)
               (AMT) (c) ........................................                      5.375 %  10/01/13       $  2,073,500
        500 Halifax, FL Hosp Med Ctr Rev
               Impt & Rfdg Ser A ................................                      5.250    06/01/19            533,865
      1,500 Orange Cnty, FL Sch Brd Ctf
               Ser A (AMBAC Insd) ...............................                      5.250    08/01/14          1,618,575
        500 Saint Johns Cnty, FL Indl Dev
               Auth Hlthcare Glenmoor Proj
               Ser A (a) ........................................                      5.000    01/01/16            509,070
                                                                                                               ------------
                                                                                                                  6,296,540
            GEORGIA 0.2%                                                                                       ------------
        155 Forsyth Cnty, GA Hosp Auth
               Rev Antic Ctf GA Baptist
               Hlthcare Sys Proj (d) ............................                      6.000    10/01/08            158,894
                                                                                                               ------------

            ILLINOIS 4.4%
        545 Clay Cnty, IL Hosp Rev
               (Prerefunded @ 12/01/08) (b) .....................                      5.500    12/01/10            571,051

        500 Hodgkins, IL Tax Increment Rev
               Sr Lien Rfdg .....................................                      5.000    01/01/14            526,230
         80 Huntley, IL Spl Svc Area No 7
               Spl Tax ..........................................                      6.000    03/01/09             80,874
        500 Illinois Fin Auth Rev Landing at
               Plymouth Pl Proj Ser A ...........................                      5.250    05/15/14            507,080
      1,000 Illinois Fin Auth Student Hsg Rev
               MJH Ed Assistance IV Sr Ser
               A ................................................                      5.500    06/01/19          1,070,610
        500 Lincolnshire, IL Spl Svc Area
               Sedgebrook Proj ..................................                      5.000    03/01/11            511,770
        130 Peoria, IL Spl Tax Weaverridge
               Spl Svc Area (Prerefunded @
               02/01/07) ........................................                      7.625    02/01/08            132,994





  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

   $    307 Pingree Grove Village, IL Spl
               Svc Area No 1 Spl Tax
               Cambridge Lakes Proj Ser 05 ......................                      5.250 %  03/01/15       $    313,625

      1,000 Round Lake Beach, IL Tax ............................                      4.650    12/15/13          1,009,200
                                                                                                               ------------
                                                                                                                  4,723,434
                                                                                                               ------------
            INDIANA 4.5%
      1,000 Allen Cnty, IN Juvenile Justice
               Ctr First Mtg (AMBAC Insd) .......................                      5.500    01/01/18          1,080,120

      1,000 Carmel Cnty, IN Redev Auth Opt
               Income Tax Lease Rent Rev
               (MBIA Insd) ......................................                      5.000    07/01/22          1,073,110
        830 Hobart, IN Bldg Corp First Mtg
               (FGIC Insd) (b) ..................................                      5.500    07/15/13            912,776
      1,400 Indiana Bd Bk Spl Prog
               Hendricks Redev Ser B
               (Prerefunded @ 02/01/07) .........................                      6.000    02/01/12          1,430,758
        400 Saint Joseph Cnty, IN Econ Dev
               Rev Holy Cross Vlg Notre
               Dame Proj Ser A ..................................                      5.750    05/15/13            415,324
                                                                                                               ------------
                                                                                                                  4,912,088
                                                                                                               ------------
            IOWA 0.5%
        500 Coralville, IA Ctf Partn Ser D ......................                      5.250    06/01/22            532,475
                                                                                                               ------------
            KANSAS 2.1%
        500 Burlington, KS Environmental Impt
            Rev (Mandatory Put 10/01/07) ........................                      4.750    09/01/15            503,420
        500 Kansas St Dev Fin Auth Hlth Fac
               Rev Hays Med Ctr Inc Ser L .......................                      5.250    11/15/16            538,470

      1,000 Shawnee Cnty, KS Sch Dist 501
               Topeka ...........................................                      5.000    02/01/20          1,053,360
        120 Wyandotte Cnty, KS City KS
               Univ Brd of Public Utility Office
               Bldg Complex Proj (MBIA
               Insd) ............................................                      5.000    05/01/11            126,136
                                                                                                               ------------
                                                                                                                  2,221,386
                                                                                                               ------------




  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

            KENTUCKY 1.0%
   $  1,000 Louisville & Jefferson Cnty, KY
               Ser C (FSA Insd) (AMT) ...........................                      5.500 %  07/01/17       $  1,082,200
                                                                                                               ------------

            MARYLAND 3.6%
      1,000 Baltimore, MD Convention Ctr
               Hotel Rev Ser A (XLCA Insd) ......................                      5.250    09/01/22          1,100,650

      1,000 Maryland St Econ Dev Corp
               Student Hsg Rev Univ MD
               College Park Proj Rfdg (CIFG
               Insd) ............................................                      5.000    06/01/13          1,071,020
        625 Maryland St Econ Dev Corp Univ
               MD College Park Proj (d) .........................                      5.750    06/01/13            699,331
        500 Maryland St Hlth & Higher King
               Farm Presbyterian Cmnty Ser
               B (a) ............................................                      5.000    01/01/17            500,565
        500 Prince Georges Cnty, MD Spl
               Oblig Natl Harbor Proj ...........................                      4.700    07/01/15            509,300
                                                                                                               ------------
                                                                                                                  3,880,866
                                                                                                               ------------
            MASSACHUSETTS 0.1%
         85 Massachusetts St Indl Fin Agy
               Rev Gtr Lynn Mental Hlth
               (Acquired 06/24/1998, Cost
               $85,000) (d)(e) ..................................                      6.200    06/01/08             87,660
                                                                                                               ------------

            MICHIGAN 2.2%
      1,000 Brighton, MI Area Sch Dist Rfdg
               (b) ..............................................                      5.250    05/01/18          1,078,320
      1,000 Brighton, MI Area Sch Dist Rfdg .....................                      5.250    05/01/20          1,078,320
        250 Michigan St Strategic Fd Ltd
               Oblig United Waste Sys Proj
               (AMT) ............................................                      5.200    04/01/10            256,980
                                                                                                               ------------
                                                                                                                  2,413,620
                                                                                                               ------------




  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

            MINNESOTA 0.4%
   $    430 Inver Grove Heights, MN
               Presbyterian Homes Care
               Rfdg .............................................                      5.000 % 10/01/16        $    431,062
                                                                                                               ------------

            MISSOURI 8.7%
        500 Carthage, MO Hosp Rev ...............................                      4.000    04/01/07            499,900
        500 Fenton, MO Tax Increment Rev
               Gravois Bluffs Redev Proj
               Rfdg .............................................                      5.000    04/01/13            523,455
        610 Ferguson, MO Tax Increment
               Rev Crossing at Halls Ferry
               Rfdg (b) .........................................                      5.500    04/01/14            626,262
      1,350 Kansas City, MO Indl Dev Auth
               Plaza Lib Proj ...................................                      6.000    03/01/16          1,406,889
      1,000 Macon, MO Ctf Partn (MBIA
               Insd) ............................................                      5.250    08/01/17          1,035,520
        830 Missouri St Dev Fin Brd Fac Rev
               Pub Safety Proj Ser A  (b) .......................                      5.000    03/01/11            858,652
      2,125 O' Fallon, MO Ctf Partn (MBIA
               Insd) (b) ........................................                      5.375    02/01/18          2,274,919
      2,000 Saint Charles, MO Ctf Partn Ser
               B ................................................                      5.500    05/01/18          2,136,960
                                                                                                               ------------
                                                                                                                  9,362,557
                                                                                                               ------------
            MONTANA 0.1%
        110 Crow Fin Auth, MT Tribal Purp
               Rev (Acquired 12/11/1997, Cost
               $110,000) (e) ....................................                      5.400    10/01/07            111,345
                                                                                                               ------------

            NEBRASKA 1.5%
      1,500 University of NE Fac Corp Defd
               Maint (AMBAC Insd) ...............................                      5.000    07/15/17          1,634,670
                                                                                                               ------------

            NEW JERSEY 4.9%
      1,400 Essex Cnty, NJ Impt Auth Lease
               Gtd Cnty Correctional Fac Proj
               (FGIC Insd) (Prerefunded @
               10/01/10) ........................................                      5.750    10/01/30          1,502,984




  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

   $  1,500 New Jersey Econ Dev Auth Rev
               Cigarette Tax ....................................                      5.500 %  06/15/16       $  1,640,625
      1,000 New Jersey Hlthcare Fac Fin
               Auth Rev St. Clare's Hosp Inc
               Rfdg Ser A (Radian Insd) .........................                      5.250    07/01/20          1,071,320
        455 Rahway, NJ Ctf Partn (MBIA
               Insd) ............................................                      5.500    02/15/16            483,988
        565 Rahway, NJ Ctf Partn (MBIA
               Insd) ............................................                      5.600    02/15/17            603,431
                                                                                                               ------------
                                                                                                                  5,302,348
            NEW MEXICO 2.3%                                                                                    ------------
      1,000 Jicarilla, NM Apache Nation Rev
               Ser A (Acquired 10/23/2003, Cost
                $1,020,380) (e) .................................                      5.500    09/01/23          1,084,610
      1,310 New Mexico Fin Auth Rev Sr
               Lien Pub Proj Revolving Fd Ser B
               (MBIA Insd) ......................................                      5.000    06/01/17          1,427,743
                                                                                                               ------------
                                                                                                                  2,512,353
                                                                                                               ------------
            NEW YORK 4.0%
        160 Brookhaven, NY Indl Dev Agy Sr
               Residential Hsg Rev
               Woodcrest Estates Fac Ser A
               (AMT) ............................................                      5.875    12/01/09            162,171
      1,000 Long Island Pwr Auth NY Elec
               Gen Ser C (Prerefunded @
               09/01/13) ........................................                      5.500    09/01/17          1,107,070
        500 New York City Indl Dev Agy Rev
               Liberty 7 World Trade Ctr Ser
               A ................................................                      6.250    03/01/15            532,465
        780 New York City Indl Dev Agy Spl
               Fac Rev Terminal One Group
               Assn Proj (AMT) ..................................                      5.000    01/01/10            804,336
        300 New York City Ser A .................................                      7.000    08/01/07            305,265
        430 New York St Dorm Auth Rev Mt
               Sinai NYU Hlth Ser C .............................                      5.000    07/01/11            434,937




  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

   $      5 Niagara Falls, NY Pub Impt
               (MBIA Insd) ......................................                      6.900 %  03/01/20       $      5,014
      1,000 Tobacco Settlement Fin Corp NY
               Ser C-1 ..........................................                      5.250    06/01/13          1,021,610
                                                                                                               ------------
                                                                                                                  4,372,868
                                                                                                               ------------
            NORTH CAROLINA 2.1%
        630 North Carolina Eastn Muni Pwr
               Agy Pwr Sys Rev Ser D ............................                      6.450    01/01/14            679,732
        500 North Carolina Med Care Commn
               Hlthcare Fac First Mtg
               Salemtowne Rfdg (a) ..............................                      5.000    10/01/15            511,605
      1,000 North Carolina Muni Pwr Agy
               Ser A (MBIA Insd) ................................                      5.250    01/01/19          1,074,710
                                                                                                               ------------
                                                                                                                  2,266,047
                                                                                                               ------------
            NORTH DAKOTA 1.0%
        500 Grand Forks, ND Sr Hsg Rev
               4000 Vly Square Proj Rfdg ........................                      5.000    12/01/16            508,365
        500 Ward Cnty, ND Hlthcare Fac Rev
               Trinity Obligated Group (a) ......................                      5.125    07/01/17            529,105
                                                                                                               ------------
                                                                                                                  1,037,470
                                                                                                               ------------
            OHIO 4.7%
        500 Adams Cnty Hosp Fac Impt Rev
               Adams Cnty Hosp Proj .............................                      6.250    09/01/20            514,770
        500 Athens Cnty, OH Hosp Fac Rev
               & Impt O' Bleness Mem Rfdg
               Ser A ............................................                      6.250    11/15/13            526,160
      1,370 Cleveland, OH Non Tax Rev
               Cleveland Stadium Proj Rfdg
               (AMBAC Insd) .....................................                      5.125    12/01/20          1,473,339
        500 Dayton, OH Spl Fac Rev Afco
               Cargo Day LLC Proj (AMT) .........................                      6.000    04/01/09            503,920
        750 Ohio Muni Elec Generation Agy
               Jt Venture 5 Ctf Ben Int Rfdg
               (AMBAC Insd) .....................................                      5.000    02/15/21            793,935




  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

   $  1,160 Sugarcreek, OH Loc Sch Dist
               Sch Impt & Rfdg (MBIA Insd)
               (Prerefunded @ 12/01/13) (b) .....................                      5.250 %  12/01/18       $  1,271,476
                                                                                                               ------------
                                                                                                                  5,083,600
                                                                                                               ------------
            OREGON 3.5%
      2,575 Emerald Peoples Util Dist OR
               Rfdg Ser A (FSA Insd) (b) ........................       .              5.250    11/01/16          2,807,909
      1,000 Port Morrow, OR Pollutn Ctl
               Portland Gen Rfdg Ser A
               (Mandatory Put 05/01/09) .........................                      5.200    05/01/33          1,021,330
                                                                                                               ------------
                                                                                                                  3,829,239
                                                                                                               ------------
            PENNSYLVANIA 9.3%
        500 Allegheny Cnty, PA Indl Dev
               Auth Lease Rev Residential
               Res Inc Proj (a) .................................                      5.000    09/01/21            516,230
        250 Allegheny Cnty, PA Redev Auth
               Rev Pittsburgh Mills Proj ........................       .              5.100    07/01/14            257,585
      1,120 Canon McMillan Sch Dist PA
               Rfdg Ser A (MBIA Insd) ...........................                      5.000    12/15/15          1,206,487
        500 Montgomery Cnty, PA Indl Dev
               Auth Rev Mtg Whitemarsh
               Cont Care Proj ...................................                      6.000    02/01/21            531,880
        950 Philadelphia, PA Gas Wks Rev
               Ser 18 (AGL Insd) ................................                      5.250    08/01/18          1,026,323
        900 Philadelphia, PA Gas Wks Rev
               Ser 3 (FSA Insd) .................................                      5.000    08/01/10            937,881
      2,000 Philadelphia, PA Redev Auth
               Rev Neighborhood Trans Ser
               A (FGIC Insd) ....................................                      5.500    04/15/16          2,167,240
      1,090 Wilson, PA Area Sch Dist (FGIC
               Insd) ............................................                      5.125    03/15/17          1,163,749
      2,070 York Cnty, PA Sch Technology
               (FGIC Insd) ......................................                      5.375    02/15/16          2,255,969
                                                                                                               ------------
                                                                                                                 10,063,344
                                                                                                               ------------




  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

            SOUTH CAROLINA 3.0%
   $  1,020 Berkeley Cnty, SC Impt & Rfdg
               (FSA Insd) .......................................                      5.000 %  09/01/17       $  1,089,941
      1,000 Kershaw Cnty, SC Pub Sch
               Fndtn Installment Pwr Rev
               Kershaw Cnty Sch Dist Proj
               (CIFG Insd) ......................................                      5.000    12/01/22          1,068,110
      1,065 Lexington, SC Wtr & Swr Rev &
               Impt Comb Rfdg Ser A (MBIA
               Insd) (b) ........................................                      5.000    04/01/14          1,115,492
                                                                                                               ------------
                                                                                                                  3,273,543
                                                                                                               ------------
            SOUTH DAKOTA 1.5%
      1,515 Minnehaha Cnty, SD Ctf Ltd
               Tax (FSA Insd) ...................................                      5.000    12/01/18          1,620,414
                                                                                                               ------------

            TENNESSEE 2.4%
        455 Chattanooga, TN Hlth Ed Hsg
               Fac CDFI Phase I LLC Proj
               Rfdg Ser A .......................................                      5.000    10/01/15            468,459
        700 Franklin, TN Spl Sch Dist Cap
               Apprec (FSA Insd) ................................                          *    06/01/15            503,195
      1,000 Gatlinburg, TN Pub Bldg Auth
               Rfdg (AMBAC Insd) ................................                      5.750    12/01/11          1,092,150
        500 Shelby Cnty, TN Hlth Ed & Hsg
               Fac Brd Rev Trezevant Manor
               Proj Ser A .......................................                      5.250    09/01/16            503,470
                                                                                                               ------------
                                                                                                                  2,567,274
                                                                                                               ------------
            TEXAS 3.8%
      1,000 Alliance Arpt Auth Inc TX Spl
               Fac Rev FedEx Corp Proj Rfdg
               (AMT) ............................................                      4.850    04/01/21          1,018,980
        395 Brazos Riv Auth TX Pollutn Ctl
               Rev Adj TXU Elec Co Proj Rfdg
               Ser C (AMT) (Mandatory Put
               11/01/11) ........................................                      5.750    05/01/36            419,368
        500 Hidalgo Cnty, TX Hlth Svc
               Mission Hosp Inc Proj ............................                      5.000    08/15/13            514,425



  PAR
  AMOUNT
  (000)     DESCRIPTION                                                               COUPON    MATURITY              VALUE
  ---------------------------------------------------------------               ------------    --------       ------------

   $    350 Hidalgo Cnty, TX Hlth Svcs
               Mission Hosp Inc Proj ............................                      5.000 %  08/15/19       $    356,807
      1,000 Lower Colorado Riv Auth TX
               LCRA Svc Corp Proj Rfdg
               (FGIC Insd) ......................................                      5.000    05/15/17          1,044,450
        500 Mesquite, TX Hlth Fac Dev
               Retirement Christian Care ........................       .              5.000    02/15/15            513,510
        250 San Antonio, TX Hsg Fin Corp
               Multi-Family Hsg Rev Beverly
               Oaks Apt Proj Ser A (b) ..........................                      7.500    02/01/10            257,675
                                                                                                               ------------
                                                                                                                  4,125,215
                                                                                                               ------------
            VIRGINIA   1.0%
      1,000 Tobacco Settlement Fin Corp VA
               Asset Bkd ........................................                      5.250    06/01/19          1,052,200
                                                                                                               ------------

            WASHINGTON 1.0%
      1,000 Klickitat Cnty, WA Pub Util Dist
               No 001 Elec Rev Rfdg Ser B
               (FGIC Insd) ......................................                      5.250    12/01/22          1,102,810
                                                                                                               ------------

            WEST VIRGINIA 1.4%
      1,500 West Virginia St Hosp Fin Auth
               (MBIA Insd) ......................................                      6.100    01/01/18          1,514,535
                                                                                                               ------------

            WISCONSIN 0.5%
        500 Wisconsin St Hlth & Ed Fac
               Beaver Dam Cmnty Hosp Inc
               Ser A ............................................                      5.500    08/15/14            510,095
                                                                                                               ------------

  TOTAL LONG-TERM INVESTMENTS 98.4%
    (Cost $103,558,235) .........................................                                               106,382,212
                                                                                                               ------------




  DESCRIPTION                                                                                                        VALUE
  ---------------------------------------------------------------                                             ------------

  SHORT-TERM INVESTMENTS 1.0%
  (Cost $1,100,000) .............................................                                              $  1,100,000
                                                                                                               ------------

  TOTAL INVESTMENTS  99.4%
    (Cost $104,658,235) .........................................                                               107,482,212

  OTHER ASSETS IN EXCESS OF LIABILITIES  0.6% ...................                                                   636,709
                                                                                                               ------------

  NET ASSETS 100.0% .............................................                                              $108,118,921
                                                                                                               ------------


  Percentages are calculated as a percentage of net assets
  *   Zero coupon bond
  (a) Security purchased on a when-issued or delayed delivery basis.
  (b) The Fund owns 100% of the outstanding bond issuance.
  (c) All or a portion of this security has been physically segregated in connection with open futures contracts
  (d) Escrowed to Maturity
  (e) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.2%
      of net assets.


  AGL             -Assured Guaranty Ltd.
  AMBAC           -AMBAC Indemnity Corp.
  AMT             -Alternative Minimum Tax
  CIFG            -CDC IXIS Financial Guaranty
  FGIC            -Financial Guaranty Insurance Co.
  FSA             -Financial Security Assurance Inc.
  MBIA            -Municipal Bond Investors Assurance Corp.
  Radian          -Radian Asset Assurance
  XLCA            -XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:


                                                                                                                UNREALIZED
                                                                                                               APPRECIATION/
                                                                                CONTRACTS                      DEPRECIATION

  SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures March 2007
     (Current Notional Value of $107,469 per contract) ..........                    30                        $     46,305
                                                                                ------------                   ------------


KAMPEN MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
MUNICIPAL BONDS   107.0%
        ALABAMA   1.3%
$ 2,000 Birmingham Baptist Med Ctr AL
          Baptist Hlth Sys Inc Ser A                       5.000%            11/15/30             $  2,051,060

  1,000 Jefferson Cnty, AL Ltd Oblig
          Sch Wt Ser A                                     5.000             01/01/24                1,050,900
      3 Mobile, AL Indl Dev Brd Solid
          Waste Disp Rev Mobile Energy
          Svc Co Proj Rfdg                                 6.950             01/01/20                      296
  2,250 Montgomery Cnty, AL Pub Bldg
          Wt Fac Proj (MBIA Insd)                          5.000             03/01/31                2,386,597
  3,420 University AL Birmingham Hosp
          Rev Ser A (a)                                    5.000             09/01/36                3,559,525
                                                                                                  ------------
                                                                                                     9,048,378
                                                                                                  ------------
        ALASKA 0.5%
  3,000 Northern Tob Sec Corp Rev Bkd
         Ser A                                             5.000             06/01/46                3,036,030
                                                                                                  ------------

        ARIZONA 1.9%
  1,000 Cottonwood, AZ Wtr Rev Sys
          Sr Lien (XLCA Insd)                              5.000             07/01/30                1,064,990
  5,000 Phoenix, AZ Civic Impt Corp Sr
          Lien Ser B (FGIC Insd) (AMT)                     5.250             07/01/32                5,238,150
  1,875 Scottsdale, AZ Indl Dev Hosp
          Scottsdale Mem Hosp Rfdg
          Ser A (AMBAC Insd)                               6.000             09/01/12                1,939,875
  1,750 Scottsdale, AZ Indl Dev Hosp
          Scottsdale Mem Hosp Rfdg
          Ser A (AMBAC Insd)                               6.125             09/01/17                1,810,708
  2,750 University of AZ Med Ctr Corp                      5.000             07/01/35                2,821,830
                                                                                                  ------------
                                                                                                    12,875,553
                                                                                                  ------------



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        CALIFORNIA 17.9%
$ 4,870 Anaheim, CA Pub Fin Auth
          Lease Rev Cap Apprec Sub
          Pub Impt Proj Ser C (FSA
          Insd)                                             *                09/01/20             $  2,718,483
  2,000 California Cnty, CA Tob
          Sec Agy LA Cnty
          Sec (b)                                        0/5.250%            06/01/21                1,734,560
  1,670 California Cnty, CA Tob
          Sec Agy Tob
          Sonoma Cnty Corp Rfdg                            5.000             06/01/26                1,706,206
  1,875 California Cnty, CA Tob
           Sec Agy
          Sonoma Cnty Corp Rfdg                            5.250             06/01/45                1,940,044
  1,000 California Hlth Fac Fin Auth Rev
          Cedars Sinai Med Ctr Rfdg                        5.000             11/15/27                1,045,520
  3,000 California Hlth Fac Fin Auth Rev
          Cedars Sinai Med Ctr Rfdg (a)                    5.000             11/15/34                3,121,130
  1,200 California Hlth Fac Fin Auth Rev
          Kaiser Permanente Ser A                          5.250             04/01/39                1,275,648
 10,000 California Infrastructure & Econ
          Dev Bk Rev Bay Area Toll
          Brdgs First Lien A (FSA
          Insd) (a)                                        5.250             07/01/20               10,970,650
    305 California Infrastructure & Econ
          Dev Bk Rev Bay Area Toll
          Brdgs First Lien A (FSA Insd)
          (Prerefunded @ 7/01/13)                          5.250             07/01/20                  334,606
  1,350 California Statewide Cmnty Dev
          Auth Rev Daughters of Charity
          Hlth Ser A                                       5.000             07/01/39                1,384,789
  3,000 California Statewide Cmnty Dev
          Auth Rev Hlth Fac Adventist
          Hlth Ser A                                       5.000             03/01/35                3,104,130
  3,000 California Statewide Cmnty Dev
          Auth Rev Kaiser Permanente                       5.250             08/01/31                3,203,670



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        CALIFORNIA (CONTINUED)
$ 1,600 California Statewide Cmnty Dev
        Auth Rev Kaiser Permanente
          Ser B                                            5.000%            03/01/41             $  1,662,528
  2,200 California Statewide Cmnty Dev
          Auth Rev Kaiser Permanente
          Ser B                                            5.250             03/01/45                2,332,594
  5,000 California St Dept Wtr Res Pwr
          Ser A (XLCA Insd)
          (Prerefunded @ 5/01/12)                          5.375             05/01/17                5,485,250
 13,150 California St Dept Wtr Res Pwr
          Supply Rev Ser A (MBIA Insd)
          (a)                                              5.250             05/01/20               14,346,979
 15,000 California St Drivers (XLCA
          Insd) (a)                                        5.250             10/01/20               16,158,225
  5,725 California St (FSA Insd)                           5.000             02/01/29                6,007,872
  3,500 California St Pub Wks Brd Lease
          Rev Dept Corrections Ser C                       5.250             06/01/28                3,724,070
  2,640 Escondido, CA Jt Pwrs Fin Auth
          Lease Rev (AMBAC Insd)                             *               09/01/13                1,741,793
  5,430 Escondido, CA Jt Pwrs Fin Auth
          Lease Rev (AMBAC Insd)                             *               09/01/14                3,346,780
 21,000 Foothill/Eastern Corridor Agy CA
          Toll Rd Rev Cap Apprec Rfdg                        *               01/15/24                8,096,970
 15,000 Foothill/Eastern Corridor Agy CA
          Toll Rd Rev Cap Apprec Rfdg                        *               01/15/30                4,010,850
  3,000 Foothill/Eastern Corridor Agy CA
          Toll Rd Rev Cap Apprec Rfdg
          (MBIA Insd)                                        *               01/15/17                1,833,690
  6,695 San Francisco, CA City & Cnty
          Second Rfdg Ser Issue 29 B
          (FGIC Insd)                                      5.125             05/01/20                7,122,342
  5,000 Tobacco Sec Auth Southn CA
          Tob Settlement Sr Ser A-1                        5.000             06/01/37                5,081,900



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        CALIFORNIA (CONTINUED)
$ 1,600 Turlock, CA Hlth Fac Rev Ctf
          Emanuel Med Ctr Inc                              5.375%            10/15/34             $  1,683,760
  5,000 West Contra Costa CA Uni
          Election of 2002 Ser B (FSA
          Insd)                                            5.000             08/01/26                5,257,850
                                                                                                  ------------
                                                                                                   120,432,889
                                                                                                  ------------
        COLORADO 6.3%
  2,840 Adams Cnty, CO Single Family
          Mtg Rev Ser A (c)                                8.875             08/01/10                3,317,148
  5,000 Arapahoe Cnty, CO Wtr &
          Waste Proj Ser A (MBIA Insd)                     5.125             12/01/32                5,296,550
  5,000 Colorado Ed & Cultural Fac Auth
          Rev Impt Charter Sch Peak to
          Peak Rfdg (XLCA Insd)                            5.250             08/15/34                5,364,650
  3,000 Colorado Hlth Fac Auth Rev
          Covenant Retirement Cmntys
          Inc                                              5.000             12/01/35                3,059,610
  1,500 Colorado Hlth Fac Auth Rev
          Evangelical Lutheran Proj                        5.250             06/01/31                1,583,205
  1,000 Colorado Hlth Fac Auth Rev
          Evangelical Lutheran Ser A                       5.250             06/01/34                1,042,740
  5,000 Colorado Springs, CO Util Rev
          Sys Sub Lien Impt Rfdg Ser A                     5.000             11/15/21                5,256,700
  5,000 Colorado Springs, CO Util Rev
          Sys Sub Lien Impt Rfdg Ser A                     5.000             11/15/29                5,184,600
  1,530 Dove Vly Metro Dist CO Arapahoe
          Cnty Rfdg (FSA Insd)                             5.000             11/01/25                1,630,567
 15,000 E 470 Pub Hwy Auth CO Rev
          Cap Apprec Sr Ser B (MBIA
          Insd)                                              *               09/01/20                8,406,900
  1,500 Park Creek Metro Dist CO Rev Sr
          Ltd Tax Ppty Rfdg                                5.500             12/01/37                1,591,185
  1,000 Salida, CO Hosp Dist Rev                           5.250             10/01/36                1,019,420
                                                                                                  ------------
                                                                                                    42,753,275
                                                                                                  ------------



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        CONNECTICUT   2.2%
$ 5,570 Bridgeport, CT Rfdg Ser A (FGIC
          Insd) (a)                                        5.375%            08/15/15             $  6,043,951
  5,900 Bridgeport, CT Rfdg Ser A (FGIC
          Insd) (a)                                        5.375             08/15/16                6,402,031
  2,470 Mashantucket Western Pequot
          Tribe CT Spl Rev Ser A
          (Prerefunded @ 9/01/07) (d)                      6.400             09/01/11                2,540,914
                                                                                                  ------------
                                                                                                    14,986,896
                                                                                                  ------------
        DELAWARE 0.1%
    630 New Castle Cnty, DE Rev
          Newark Charter Sch Inc Proj                      5.000             09/01/22                  649,706
                                                                                                  ------------
        DISTRICT OF COLUMBIA   1.3%
  5,150 District Columbia Tax Incrmnt
          Gallery Place Proj (FSA Insd)                    5.250             07/01/27                5,470,536
  3,000 Metropolitan Washington DC
          Arpt Auth Sys Ser A (FGIC
          Insd) (AMT)                                      5.250             10/01/32                3,160,950
                                                                                                  ------------
                                                                                                     8,631,486
                                                                                                  ------------
        FLORIDA 5.1%
  5,000 Broward Cnty, FL Arpt Sys Rev
          Ser J-I (AMBAC Insd) (AMT)                       5.250             10/01/26                5,247,350
  1,100 Capital Tr Agy FL Rev Ft
          Lauderdale Proj (AMT)                            5.750             01/01/32                1,151,590
  9,000 Dade Cnty, FL Gtd Entitlement
          Rev Cap Apprec Rfdg Ser A
          (MBIA Insd)                                        *               02/01/18                4,738,320
    570 Escambia Cnty, FL Hlth Fac Auth
          Rev (AMBAC Insd)                                 5.950             07/01/20                  592,789
  1,000 Halifax Hosp Med Ctr FL Hosp
          Rev Impt Rfdg Ser A                              5.250             06/01/26                1,057,440
  6,385 Lake Cnty, FL Sch Brd Ctf Partn
          (AMBAC Insd) (Prerefunded
          @ 7/01/12)                                       5.375             07/01/16                6,931,492



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        FLORIDA (CONTINUED)
$   595 Orange Cnty, FL Tourist Dev
          Tax Rev (AMBAC Insd) (c)                         6.000%            10/01/16             $    598,272
 12,860 Orlando, FL Util Commn Wtr Rfdg
          (Prerefunded @ 10/01/11)                         5.250             10/01/19               13,828,926
                                                                                                  ------------
                                                                                                    34,146,179
                                                                                                  ------------
        GEORGIA 1.3%
  2,000 Atlanta, GA Tax Allocation
          Eastside Proj Ser B                              5.600             01/01/30                2,072,080
  6,310 Municipal Elec Auth GA
          Combustion Turbine Ser A (MBIA
          Insd)                                            5.250             11/01/17                6,786,468
      5 Municipal Elec Auth GA
          Combustion Turbine Ser A
          (MBIA Insd) (Prerefunded @
          11/01/12)                                        5.250             11/01/17                    5,424
                                                                                                  ------------
                                                                                                     8,863,972
                                                                                                  ------------
        ILLINOIS 7.6%
  1,500 Bolingbrook, IL Sales Tax Rev
          Bolingbrook (b)                                0/6.250             01/01/24                1,479,990
  1,200 Chicago, IL Proj Rfdg Ser C
          (FGIC Insd)                                      5.750             01/01/16                1,288,272
    500 Chicago, IL Increment Allocation
          Diversey Narragansett Proj
          (Acquired 08/01/06, Cost
          $533,660) (f)                                    7.460             02/15/26                  535,225
  3,000 Chicago, IL Lakefront Millennium
          Pkg Fac (MBIA Insd)                              5.650             01/01/19                3,296,910
  1,000 Chicago, IL Metro Wtr Reclamation
          Capital Impt Bonds (c)                           7.000             01/01/11                1,089,250



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        ILLINOIS (CONTINUED)
$ 8,050 Chicago, IL O'Hare Intl Arpt Rev
          Gen Arpt Third Lien C-2 Rfdg
          (XLCA Insd) (AMT)                                5.250%            01/01/34             $  8,493,394
  2,010 Chicago, IL Proj Rfdg
          Ser C (FGIC Insd)
          (Prerefunded @ 7/01/10) (g)                      5.750             01/01/16                2,165,071
     40 Chicago, IL Single Family Mtg
          Rev Ser A (GNMA
           Collateralized) (AMT)                           7.000             09/01/27                   41,044
    885 Chicago, IL Tax Increment Alloc
          Santn Drain & Ship Canal Ser
          A                                                7.750             01/01/14                  905,054
  1,000 Cook Cnty, IL Cmnty College Dist
          No 508 Chicago Ctf Part (FGIC
          Insd)                                            8.750             01/01/07                1,000,270
  5,000 Cook Cnty, IL Ser A (FGIC Insd)
          (Prerefunded @ 5/15/11)                          5.500             11/15/31                5,371,950
  1,000 Gilberts, IL Spl Svc Area No 19
          Spl Tax Ser 1                                    5.375             03/01/16                  988,950
  1,185 Huntley, IL Increment Alloc Rev
          Huntley Redev Proj Ser A                         8.500             12/01/15                1,216,604
  1,000 Illinois Fin Auth Rev Kewanee
          Hosp Proj                                        5.100             08/15/31                1,021,690
  4,700 Illinois Hsg Dev Auth Rev
          Homeowner Mtg Sub Ser C2
          (AMT)                                            5.150             08/01/37                4,883,676
  5,000 Illinois St Ser 1 (FSA Insd)                       5.250             12/01/21                5,374,250
  9,250 Metropolitan Pier & Expo Auth IL
          Dedicated St Tax Rev Cap
          Apprec McCormick Rfdg
          (MBIA Insd)(b)                                 0/5.400             06/15/19                7,751,038
  2,539 Pingree Grove Vlg, IL Spl
          Svc Area No 1 Spl Tax
          Cambridge Lakes Proj Ser 05                      5.250             03/01/15                2,593,792



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        ILLINOIS (CONTINUED)
$   550 Volo Vlg, IL Spl Svc Area No 3
          Symphony Meadows Proj Ser 1                      6.000%            03/01/36             $    560,032
  1,000 Yorkville, IL Utd City Spl Svc
          Area Spl Tax No 2004-107
          Raintree Vlg IL Proj                             6.250             03/01/35                1,062,950
                                                                                                  ------------
                                                                                                    51,119,412
                                                                                                  ------------
        INDIANA 2.1%
  2,500 Indiana Bd Bk Spl Pgm
          Hendricks Redev Ser B (LOC -
          Canadian Imperial Bank)
          (Prerefunded @ 2/01/07)                          6.200             02/01/23                2,555,350
  5,000 Indiana Hlth Fac Fin Auth Hosp
          Rev Cmnty Proj Ser A
          (AMBAC Insd)                                     5.000             05/01/35                5,255,350
  1,870 Indiana Hlth Fac Fin Auth Rev
          Hoosier Care Proj Ser A                          7.125             06/01/34                1,934,945
    550 Indianapolis, IN Loc Pub Impt Ser
          D                                                6.750             02/01/14                  626,483
    140 Saint Joseph Cnty, IN Redev Dist
          Tax Increment Rev Ser B (g)                        *               06/30/11                   99,634
    140 Saint Joseph Cnty, IN Redev Dist
          Tax Increment Rev Ser B (g)                        *               06/30/12                   92,293
    135 Saint Joseph Cnty, IN Redev Dist
          Tax Increment Rev Ser B (g)                        *               06/30/13                   82,442
    130 Saint Joseph Cnty, IN Redev Dist
          Tax Increment Rev Ser B (g)                        *               06/30/14                   73,547
    130 Saint Joseph Cnty, IN Redev Dist
          Tax Increment Rev Ser B (g)                        *               06/30/15                   68,136
    135 Saint Joseph Cnty, IN Redev Dist
          Tax Increment Rev Ser B (g)                        *               06/30/16                   65,551
    225 Saint Joseph Cnty, IN Redev Dist
          Tax Increment Rev Ser B (g)                        *               06/30/17                  101,203



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        INDIANA (CONTINUED)
$ 3,295 Vigo Cnty, IN Elem Sch Bldg First
          Mtg Impt & Rfdg (FSA Insd)                       5.250%            01/10/22             $  3,509,175
                                                                                                  ------------
                                                                                                    14,464,109
                                                                                                  ------------
          IOWA   1.1%
  1,125 Coralville, IA Ctf Partn Ser D                     5.250             06/01/26                1,195,391
  2,400 Iowa Fin Auth Hosp Fac Rev
          Trinity Regl Hosp Proj (FSA
          Insd)                                            5.750             07/01/17                2,471,832
  1,000 Tobacco Settlement Auth IA Tob
          Settlement Rev Ser C                             5.375             06/01/38                1,049,650
  2,500 Tobacco Settlement Auth IA Tob
          Settlement Rev Ser C                             5.625             06/01/46                2,656,525
                                                                                                  ------------
                                                                                                     7,373,398
                                                                                                  ------------
        KANSAS 1.2%
  1,000 Lawrence, KS Hosp Rev
          Lawrence Mem Hosp                                5.125             07/01/36                1,049,090
  6,600 Sedgwick Cnty, KS Uni Sch Dist
          No 259 Wichita (MBIA
          Insd) (g)                                        5.625             09/01/13                7,028,670
                                                                                                  ------------
                                                                                                     8,077,760
                                                                                                  ------------
        LOUISIANA 0.4%
  2,500 Rapides Fin Auth LA Rev Cleco
          Pwr LLC Proj (AMBAC Insd)                        4.700             11/01/36                2,492,300
                                                                                                  ------------
        MARYLAND 0.3%
    600 Maryland St Hlth & Higher
          Edenwald Ser A                                   5.400             01/01/37                  626,424
  1,250 Prince Georges Cnty, MD Spl
          Oblig Natl Harbor Proj                           5.200             07/01/34                1,277,838
                                                                                                  ------------
                                                                                                     1,904,262
                                                                                                  ------------
        MASSACHUSETTS 2.1%
  3,500 Massachusetts St Hlth & Ed Fac
          Auth Rev Ser G (MBIA Insd)                       5.000             07/01/13                3,503,185



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        MASSACHUSETTS (CONTINUED)
$ 2,000 Massachusetts St Hlth & Ed Fac
          Auth Rev Univ MA Mem Issue
          Ser D                                            5.000%            07/01/33             $  2,039,560
  2,695 Massachusetts St Indl Fin Agy
          Rev First Mtg Reeds Landing
          Proj (Prerefunded @
          10/01/08)                                        7.450             10/01/28                2,929,923
  5,000 Massachusetts St Rites PA
          1290 (FSA Insd) (Acquired
          03/23/05, Cost
          $5,458,000) (f)(g)
                                                           5.225             03/01/24                5,903,250
                                                                                                  ------------
                                                                                                    14,375,918
                                                                                                  ------------
        MICHIGAN 3.6%
    810 Detroit, MI Loc Dev Fin Auth Tax
          Increment Sub Ser C
          (Acquired 09/08/97, Cost
          $810,000) (f)                                    6.850             05/01/21                  829,286
  5,000 Detroit, MI Sew Disp Rev Sr Lien
          Ser A (FGIC Insd)
          (Prerefunded @ 7/01/11)                          5.125             07/01/31                5,304,900
  5,000 Michigan St Bldg Auth Rev Fac
          Proj Ser II (Prerefunded @
          10/15/11)                                        5.500             10/15/16                5,404,350
  5,000 Michigan St Strategic Fd Detroit
          Edison Co Proj Rfdg Ser C
          (XLCA Insd) (AMT)                                5.450             12/15/32                5,334,900
  1,840 Michigan St Strategic Fd Solid
          Genesee Pwr Stad Proj Rfdg
          (AMT)                                            7.500             01/01/21                1,839,963
  5,000 Western Townships, MI Util Ser A
          Rfdg (MBIA Insd)                                 5.250             01/01/16                5,217,100
                                                                                                  ------------
                                                                                                    23,930,499
                                                                                                  ------------



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        MINNESOTA   0.4%
$   550 Inver Grove Heights, MN
          Presbyterian Homes Care
          Rfdg                                             5.500%            10/01/33             $    559,460
  2,000 Saint Paul, MN Hsg & Redev
          Auth Hosp Rev Hlth East Proj                     6.000             11/15/35                2,204,520
                                                                                                  ------------
                                                                                                     2,763,980
                                                                                                  ------------
        MISSOURI 4.1%
  1,000 Carthage, MO Hosp Rev                              5.750             04/01/22                1,020,760
  1,000 Carthage, MO Hosp Rev                              5.875             04/01/30                1,023,900
  3,000 Kansas City, MO Indl Dev Auth
          Plaza Lib Proj                                   6.000             03/01/16                3,126,420
  2,275 Missouri Jt Muni Elec Util Cmnty
          Pwr Proj Rev Plum Point Proj
          (MBIA Insd)                                      5.000             01/01/26                2,432,293
  1,200 Missouri St Hlth & Ed Fac Auth
          Rev Sr Living Fac Lutheran
          Rfdg Ser B                                       5.125             02/01/27                1,248,576
    385 Saint Louis, MO Tax Increment
          Rev Scullin Redev Area Ser A                    10.000             08/01/10                  426,572
  2,745 Springfield, MO Pub Bldg Corp
          Leasehold Rev Springfield Branson
          Arpt Ser B (AMBAC Insd) (AMT) (a)                4.550             07/01/29                2,690,965
  3,355 Springfield, MO Pub Bldg Corp
          Leasehold Rev Springfield Branson
          Arpt Ser B (AMBAC Insd) (AMT) (a)                4.600             07/01/36                3,288,957
 12,500 Springfield, MO Pub Util Rev
          (FGIC Insd)                                      4.500             08/01/36               12,469,125
                                                                                                  ------------
                                                                                                    27,727,568
                                                                                                  ------------
        MONTANA 0.2%
  1,000 Forsyth, MT Pollutn Ctl Rev
          Northwestn Corp Colstrip Rfdg
          (AMBAC Insd)                                     4.650             08/01/23                1,028,740
                                                                                                  ------------

        NEBRASKA 0.4%
  2,500 University of NE Fac Corp Defd
        Maint (AMBAC Insd)                                 5.000             07/15/17                2,724,450
                                                                                                  ------------



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        NEVADA 0.8%
$ 5,300 Clark Cnty, NV Indl Dev Rev
          Southwest Gas Corp Proj,
          Ser A (FGIC Insd) (a)                            4.750%            09/01/36             $  5,341,817
                                                                                                  ------------

        NEW HAMPSHIRE 0.5%
  1,010 New Hampshire Higher Ed & Hlth
          Fac Auth Rev (g)                                 8.800             06/01/09                1,098,153
    480 New Hampshire Higher Ed & Hlth
          Fac Auth Rev Daniel Webster
          College Issue Rfdg (g)                           6.100             07/01/09                  484,992
    645 New Hampshire St Business Fin
          Auth Elec Fac Rev Plymouth
          Cogeneration (AMT) (Acquired
          06/29/93, Cost $631,308) (f)                     7.750             06/01/14                  656,184
  1,000 New Hampshire St Business Fin
          Auth Rev Alice Peck Day Hlth
          Sys Ser A                                        6.875             10/01/19                1,060,480
                                                                                                  ------------
                                                                                                     3,299,809
                                                                                                  ------------
        NEW JERSEY   4.8%
  3,250 Landis, NJ Auth Sewer Rev (FGIC
          Insd) (h)                                        7.320             09/19/19                3,925,155
  5,055 Middlesex Cnty, NJ Util Auth
          Swr Rev Rfdg Ser A (MBIA
          Insd)                                            6.250             08/15/10                5,296,578
  2,000 New Jersey Econ Dev Auth Cig
          Tax                                              5.750             06/15/34                2,152,720
    190 New Jersey St Tpk Auth Tpk
          Rev Ser C (MBIA Insd) (c)                        6.500             01/01/16                  221,525
    565 New Jersey St Tpk Auth Tpk
          Rev Ser C (MBIA Insd)                            6.500             01/01/16                  658,378
  2,725 New Jersey St Tpk Auth Tpk
          Rev Ser C (MBIA Insd) (c)                        6.500             01/01/16                3,177,132



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        NEW JERSEY (CONTINUED)
$ 5,710 New Jersey St Trans Corp Ctf
          Fed Trans Admin Gnt Ser A
          (AMBAC Insd)                                     5.750%            09/15/10             $  6,008,233
 10,000 New Jersey St Trans Corp Ctf
          Fed Trans Admin Gnt Ser B
          (AMBAC Insd) (Prerefunded
          @ 9/15/10) (i)                                   6.000             09/15/15               10,795,500
                                                                                                  ------------
                                                                                                    32,235,221
                                                                                                  ------------
        NEW YORK 14.3%
  5,000 Metropolitan Trans Auth NY Rev
          Ser B (FGIC Insd)                                5.250             11/15/18                5,446,000
  1,000 Nassau Cnty, NY Tob Settlement
          Corp Ser A-3                                     5.000             06/01/35                1,023,740
  1,000 Nassau Cnty, NY Tob Settlement
          Corp Ser A-3                                     5.125             06/01/46                1,028,560
  5,000 New York City Hsg Dev
          Multi-Family Rev Ser K (AMT)                     5.000             11/01/37                5,123,500
  3,000 New York City Indl Dev Agy Rev
          Liberty 7 World Trade Ctr Ser
          A                                                6.250             03/01/15                3,194,790
  2,300 New York City Indl Dev Agy Spl
          Fac Rev Amern Airl JFK Intl
          Arpt (AMT)                                       7.625             08/01/25                2,824,101
  1,000 New York City Indl Dev Agy Spl
          Fac Rev Amern Airl JFK Intl
          Arpt (AMT)                                       7.750             08/01/31                1,229,140
  2,975 New York City Ser A                                7.000             08/01/07                3,027,211
  2,845 New York City Ser B (MBIA
          Insd)                                            5.875             08/01/15                3,074,022
 14,515 New York City Ser B (MBIA
          Insd) (Prerefunded @
          8/01/10)                                         5.875             08/01/15               15,742,098
 10,000 New York City Ser
          C (MBIA Insd) (a)                                5.000             06/15/27               10,634,150
  3,000 New York City Tob Tr IV
          Settlement Pass Thru Ser A                       5.000             06/01/42                3,052,500



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        NEW YORK (CONTINUED)
$10,000 New York City Transitional Fin
          Auth Future Tax Secd Ser C
          (AMBAC Insd) (a)                                 5.250%            08/01/19             $ 10,762,750
    750 New York Liberty Dev Corp Rev
          Natl Sports Museum Proj Ser A
          (Acquired 08/07/06, Cost
          $750,000) (f)                                    6.125             02/15/19                  794,880
    695 New York St Dorm Auth Rev
          Mental Hlth Ser A                                5.750             02/15/11                  710,603
    680 New York St Dorm Auth Rev
          Mental Hlth Ser A                                5.750             02/15/12                  695,266
  2,500 New York St Energy Resh &
          Dev Auth Gas Fac Rev (h)                         8.751             04/01/20                2,753,850
  3,000 New York St Energy Resh &
          Dev Auth Gas Fac Rev
          Brooklyn Union Gas Ser B
          (AMT) (h)                                        9.767             07/01/26                3,180,840
 10,725 New York St Environmental Fac
          Rev Fd Second Resolution (g)                     5.000             06/15/20               11,516,398
 10,000 Triborough Brdg & Tunl Auth NY
          Gen Rfdg Ser B                                   5.000             11/15/22               10,561,600
                                                                                                  ------------
                                                                                                    96,375,999
                                                                                                  ------------
        NORTH CAROLINA   1.8%
  2,000 Charlotte Mecklenberg Hosp
          Auth NC Hlthcare Sys Ser A                       5.000             01/15/45                2,084,380
  1,100 North Carolina Med Care Commn
          Hlthcare Fac Rev First Mtg
          Salemtowne Proj Rfdg                             5.100             10/01/30                1,112,133
  8,500 North Carolina Muni Pwr Agy
          Ser A (MBIA Insd)                                5.250             01/01/19                9,135,035
                                                                                                  ------------
                                                                                                    12,331,548
                                                                                                  ------------



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        NORTH DAKOTA 0.3%
$ 1,000 Grand Forks, ND Sr Hsg Rev
          4000 Vly Square Proj Rfdg                        5.200%            12/01/26             $  1,009,910
  1,125 Ward Cnty, ND Hlthcare Fac Rev
          Trinity Ovligated Group
          Rfdg                                             5.125             07/01/25                1,175,794
                                                                                                  ------------
                                                                                                     2,185,704
                                                                                                  ------------
        OHIO   0.5%
  3,340 Adams Cnty Hosp Fac Impt Rev
          Adams Cnty Hosp Proj                             6.250             09/01/20                3,438,664
                                                                                                  ------------

        OKLAHOMA 0.4%
  2,250 Oklahoma City, OK Pub Ppty
          Auth Hotel Tax Rev (FGIC
          Insd)                                            5.250             10/01/29                2,446,357
    270 Oklahoma Hsg Fin Agy Single
          Family Rev Mtg, Class B
          (GNMA Collateralized) (AMT)                      7.997             08/01/18                  279,453
                                                                                                  ------------
                                                                                                     2,725,810
                                                                                                  ------------
        OREGON 0.9%
  5,000 Oregon Hlth Sciences Univ Insd
          Ser A (MBIA Insd)                                5.250             07/01/22                5,361,050
  1,000 Port Morrow, OR Pollutn Ctl
          Portland Rfdg                                    5.200             05/01/33                1,021,330
                                                                                                  ------------
                                                                                                     6,382,380
                                                                                                  ------------
        PENNSYLVANIA 1.0%
  1,000 Montgomery Cnty, PA Indl Dev
          Auth Rev Mtg Whitemarsh
          Cont Care Proj                                   6.250             02/01/35                1,071,290
  5,250 Philadelphia, PA Auth Indl Dev
          Lease Rev Ser B (FSA Insd)                       5.500             10/01/16                5,690,475
                                                                                                  ------------
                                                                                                     6,761,765
                                                                                                  ------------
        RHODE ISLAND 0.5%
    915 Rhode Island St Econ Dev Corp
          Rev (g)                                          7.250             07/01/10                  942,972



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        RHODE ISLAND (CONTINUED)
$ 2,000 Rhode Island St Hlth & Ed Bldg
          Higher Ed Johnson & Wales
          Rfdg (XLCA Insd)                                 5.375%            04/01/19             $  2,154,520
                                                                                                  ------------
                                                                                                     3,097,492
                                                                                                  ------------
        SOUTH CAROLINA   0.2%
    700 Piedmont Muni Pwr Agy SC Elec
          Rev Rfdg                                         5.000             01/01/25                  700,168
    500 South Carolina Jobs Econ Dev
          Auth Hlth Fac Rev First Mtg
          Wesley Commons Rfdg                              5.125             10/01/26                  506,280
                                                                                                  ------------
                                                                                                     1,206,448
                                                                                                  ------------
        SOUTH DAKOTA 2.0%
  4,000 South Dakota Hsg Dev Auth
          Homeownership Mtg Ser E
          (a)                                              4.500             11/01/26                3,960,960
  8,040 South Dakota Hsg Dev Auth
          Homeownership Mtg Ser E
          (a)                                              4.625             05/01/36                7,937,812
  1,250 South Dakota St Hlth & Ed Fac
          Auth Rev Sioux Vly Hosp &
          Hlth Sys Ser A                                   5.250             11/01/34                1,313,637
                                                                                                  ------------
                                                                                                    13,212,409
                                                                                                  ------------
        TENNESSEE 1.5%
  1,000 Chattanooga, TN Hlth Ed & Hsg
          Fac Brd Rev CDFI Phase I LLC
          Proj Rfdg Ser A                                  5.000             10/01/25                1,012,300
  4,000 Elizabethton, TN Hlth & Ed Fac
          Rfdg (MBIA Insd)                                 7.750             07/01/29                4,828,920
  1,000 Sullivan Cnty, TN Hlth Ed & Hsg
          Fac Brd Rev Hosp Wellmont
          Hlth Sys Proj Ser C                              5.250             09/01/36                1,051,820



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        TENNESSEE (CONTINUED)
$ 3,250 West Wilson Util Dist TN Wtrwk
          Rev Impt & Rfdg (MBIA Insd)                      4.250%            06/01/36             $  3,117,075
                                                                                                  ------------
                                                                                                    10,010,115
                                                                                                  ------------
        TEXAS 10.9%
  2,000 Alliance Arpt Auth Inc TX Spl
          Fac Rev Fedex Corp Proj Rfdg
          (AMT)                                            4.850             04/01/21                2,037,960
    500 Bexar Cnty, TX Hlth Fac Dev
          Corp Hosp Rev Saint Luke's
          Lutheran Hosp (c)                                7.000             05/01/21                  655,670
  3,170 Brazos Riv Auth TX Pollutn Ctl
          Rev Adj TXU Elec Co Proj Rfdg
          Ser C (AMT)                                      5.750             05/01/36                3,365,557
  8,410 Comal, TX Indpt Sch Dist Sch
          Bldg (PSF Insd)                                  5.000             02/01/31                8,821,165
  5,000 Dallas-Fort Worth, TX Intl Arpt
          Rev Impt Jt Rfdg Ser A (FGIC
          Insd) (AMT)                                      5.500             11/01/31                5,318,800
  5,000 Harris Cnty-Houston, TX Sports
          Auth Spl Rev Jr Lien Rfdg Ser
          B (MBIA Insd)                                    5.250             11/15/40                5,290,150
  6,065 Harris Cnty, TX Toll Rd Sub Lien
          Rfdg                                             5.000             08/01/33                6,153,488
 10,000 Houston, TX Hotel Occupancy
          Tax Convtn & Entmt Ser B
          (AMBAC Insd)                                     5.750             09/01/14               10,858,200
  7,500 Lower CO Riv Auth TX Rev
          Rfdg Ser A (FSA Insd)
          (Acquired 10/20/99, Cost
          $7,623,805) (f)(h)                               6.917             05/15/14                8,344,725
  6,250 Lower CO Riv Auth TX Rev
          Rfdg Ser A (FSA Insd)
          (Acquired 10/20/99, Cost
          $6,312,134) (f)(h)                               6.917             05/15/15                6,968,562



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        TEXAS (CONTINUED)
$ 3,250 Lower CO Riv Auth TX Rev
          Rfdg Ser A (FSA Insd)
          (Acquired 10/29/99, Cost
          $3,254,875) (f)(h)                               6.917%            05/15/16             $  3,626,708
  5,210 Mabank, TX Indpt Sch Dist (PSF
          Insd) (Prerefunded @
          8/15/12) (g)                                     5.000             08/15/30                5,563,342
  2,000 Metropolitan Hlth Fac Dev Corp
          TX Wilson N Jones Mem Hosp
          Proj                                             7.200             01/01/21                2,080,720
  1,075 Texas St Dept Hsg & Cmnty
          Affairs Home Mtg Rev Coll
          Rfdg Ser C-2 (GNMA
          Collateralized) (AMT) (h)                        9.714             07/02/24                1,136,372
  3,200 Texas St Trans Commn Mobility
          Fd Ser A (FGIC Insd)                             4.500             04/01/35                3,182,048
                                                                                                  ------------
                                                                                                    73,403,467
                                                                                                  ------------
        UTAH   1.9%
  1,340 Hildale, UT Elec Rev Gas Turbine
          Elec Fac Proj (j)                                7.800             09/01/15                  422,100
  1,000 Hildale, UT Elec Rev Gas Turbine
          Elec Fac Proj (j)                                7.800             09/01/25                  315,000
  1,000 Hildale, UT Elec Rev Gas Turbine
          Elec Fac Proj (j)                                8.000             09/01/20                  315,000
 11,000 Salt Lake City, UT Hosp Rev IHC
          Hosp Inc Rfdg                                    6.150             02/15/12               11,992,310
                                                                                                  ------------
                                                                                                    13,044,410
                                                                                                  ------------
        VERMONT 0.3%
  1,000 Vermont Econ Dev Auth Mtg
          Wake Robin Corp Proj Ser A                       5.375             05/01/36                1,023,890
  1,000 Vermont Ed & Hlth Bldg Fin Agy
          Rev Bennington College Proj                      6.625             10/01/29                1,044,780
                                                                                                  ------------
                                                                                                     2,068,670
                                                                                                  ------------



PAR
AMOUNT
(000)   DESCRIPTION                                       COUPON             MATURITY                    VALUE
------- ----------------------------------               -------            ---------             ------------
        VIRGINIA 0.9%
$ 5,840 Virginia St Hsg Auth Dev Auth
          Rental Hsg Ser D (AMT) (a)                       4.650%            01/01/39             $  5,828,408
                                                                                                  ------------

        WASHINGTON   1.3%
  8,000 King Cnty, WA Sch Dist No 411
          (FGIC Insd)                                      5.250             12/01/20                8,629,280
                                                                                                  ------------

        WEST VIRGINIA 0.8%
  1,500 West Virginia St Hosp Fin Auth
          Hosp Rev Bears & Bulls WV
          Univ Med Corp Rfdg (MBIA
          Insd)                                            6.100             01/01/18                1,514,535
  4,000 West Virginia St Hosp Fin Auth
          Hosp Rev Bears & Bulls WV
          Univ Med Corp Rfdg (MBIA
          Insd)                                            6.100             01/01/18                4,038,360
                                                                                                  ------------

                                                                                                     5,552,895
                                                                                                  ------------

TOTAL LONG-TERM INVESTMENTS  107.0%
  (Cost $690,128,004)                                                                              720,539,071
TOTAL SHORT-TERM INVESTMENTS   0.7%
  (Cost $4,500,000)                                                                                  4,500,000
                                                                                                  ------------

TOTAL INVESTMENTS  107.7%
  (Cost $694,628,004)                                                                              725,039,071

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (9.1%)
  (Cost $61,050,000)

(61,050) Notes with interest rates ranging from 3.91% to 3.98% at
         December 31, 2006 and contractual maturities of collateral
         ranging from 2015 to 2039 (e)                                                             (61,050,000)
                                                                                                  ------------

TOTAL NET INVESTMENTS  98.6%
  (Cost $633,578,004)                                                                              663,989,071




OTHER ASSETS IN EXCESS OF LIABILITIES  1.4%                                                          9,406,084
                                                                                                  ------------

NET ASSETS 100.0%                                                                                 $673,395,155
                                                                                                  ------------

Percentages are calculated as a percentage of net assets.
*    Zero coupon bond

(a)  Underlying security related to Inverse Floaters entered into by the Fund.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c)  Escrowed to Maturity

(d) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Floating rate notes. The interest rates shown reflect rates in effect at December 31, 2006.

(f) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.1% of net assets.

(g)  The Fund owns 100% of the outstanding bond issuance.

(h)  Inverse Floating Rate

(i) All or a portion of this security has been physically segregated in connection with open futures contracts.

(j)  Non-income producing security.

AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.
PSF - Public School Fund
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:


                                                                      UNREALIZED
                                                                   APPRECIATION/
                                                      CONTRACTS     DEPRECIATION
                                                      ---------    -------------
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007
   (Current Notional Value of $107,469 per contract)         65          $49,577
                                                        -------          -------



Van Kampen New York Tax Free Income Fund
Portfolio of Investments December 31, 2006 (Unaudited)

PAR
AMOUNT
(000)    DESCRIPTION                                    COUPON      MATURITY         VALUE
-------- --------------------------------------         ------      --------     ------------
         MUNICIPAL BONDS 102.2%
         NEW YORK 101.3%
$  1,290 Albany Cnty, NY Indl Dev Agy
            Indl Dev Rev Albany College of
            Pharmacy Ser A ....................          5.625%     12/01/34     $  1,371,631
     330 Bethlehem, NY Indl Dev Agy Sr
            Hsg Rev Van Allen Proj Ser A ......          6.875      06/01/39          342,481
     500 East Rochester, NY Hsg Auth
            Rev Sr Living-Woodland Vlg
            Proj Rfdg .........................          5.500      08/01/33          515,325
   1,250 Erie Cnty, NY Indl Dev Agy Sch
            Fac Rev City of Buffalo Proj
            (FSA Insd) ........................          5.750      05/01/21        1,372,725
   1,250 Erie Cnty, NY Indl Dev Agy Sch
            Fac Rev City of Buffalo Proj
            (FSA Insd) ........................          5.750      05/01/22        1,372,412
   1,000 Erie Cnty, NY Tob Asset Sec
            Corp Ser A ........................          5.000      06/01/45        1,018,190
   1,530 Hempstead Town, NY Indl Dev
            Adelphi Univ Civic Fac ............          5.000      10/01/35        1,605,643
   1,250 Hempstead Town, NY Indl Dev
            Adelphi Univ Civic Fac ............          5.750      06/01/22        1,363,587
   1,290 Islip, NY Res Recovery Agy Res
            1985 Fac Ser E (FSA Insd) (AMT)....          5.750      07/01/22        1,433,177
   1,000 Livingston Cnty, NY Indl Dev
            Agy Civic Fac Rev Nicholas H
            Noyes Mem Hosp ....................          6.000      07/01/30        1,038,290
   1,500 Long Island Pwr Auth NY Elec
            Sys Rev Gen Ser B .................          5.000      12/01/35        1,585,950
   2,000 Long Island Pwr Auth NY Elec
            Sys Rev Gen Ser C
            (Prerefunded @ 09/01/13) ..........          5.500      09/01/19        2,214,140
   2,500 Metropolitan Trans Auth NY
            Dedicated Tax Fd Ser B
            (MBIA Insd) .......................          4.500      11/15/36        2,506,825
   1,500 Metropolitan Trans Auth NY Rev
            Ser A Rfdg ........................          5.000      11/15/23        1,603,020




   1,000 Metropolitan Trans Auth NY Rev
            Ser A Rfdg (AMBAC Insd) ...........          5.500      11/15/19        1,093,980
   1,000 Metropolitan Trans Auth NY Svc
            Contract Ser A Rfdg ...............          5.125      01/01/29        1,056,620
   1,000 Monroe Cnty, NY Indl Dev Agy
            Nazareth College Rochester
            Proj (MBIA Insd) ..................          5.250      10/01/21        1,075,140
   1,320 Montgomery Cnty, NY Indl Dev
            Agy Lease HFM Boces
            Ser A (XLCA Insd) .................          5.000      07/01/34        1,388,244
   2,425 New York City Fiscal 2003 Ser I ......          5.750      03/01/15        2,674,169
   1,500 New York City Hlth & Hosp Corp
            Rev Hlth Sys Ser A (FSA Insd)......          5.500      02/15/18        1,624,620
   1,000 New York City Hlth & Hosp Corp
            Rev Hlth Sys Ser A (FSA Insd)......          5.500      02/15/19        1,083,080
   1,000 New York City Hsg Dev Corp
            Multi-Family Rev Hsg Ser J1 .......          4.850      05/01/36        1,021,720
   2,500 New York City Hsg Dev Corp
            Multi-Family Rev Hsg Ser L (AMT)...          5.050      11/01/39        2,556,725
   1,000 New York City Hsg Dev Corp
            Ser A (AMT) .......................          5.500      11/01/34        1,038,510
     455 New York City Indl Dev Agy
            Civic Fac Rev Cmnty Res
            Developmentally Disabled ..........          7.500      08/01/26          464,846
     500 New York City Indl Dev Agy
            Civic Fac Rev College of New
            Rochelle Proj .....................          5.750      09/01/17          515,230




PAR
AMOUNT
(000)    DESCRIPTION                                    COUPON      MATURITY            VALUE
-------- --------------------------------------         ------      --------     ------------
   1,245 New York City Indl Dev Agy
            Civic Fac Rev Ctr for Nursing
            Ser B .............................          5.375      08/01/27        1,246,930
     500 New York City Indl Dev Agy
            Civic Fac Rev YMCA Greater
            NY Proj ...........................          6.000      08/01/07          506,515
   1,405 New York City Indl Dev Agy Fac
            Rev Royal Charter-NY
            Presbyterian (FSA Insd) ...........          5.375      12/15/16        1,535,524
     500 New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Ser
            A .................................          6.250      03/01/15          532,465
     500 New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Ser
            A .................................          6.500      03/01/35          533,945
   1,125 New York City Indl Dev Agy Rev
            Liberty Iac/Interactivecorp .......          5.000      09/01/35        1,169,134
     500 New York City Indl Dev Agy Spl
            Fac Rev Amern Airl JFK Intl
            Arpt (AMT) ........................          7.750      08/01/31          614,570
   1,500 New York City Indl Dev Agy Spl
            Fac Rev JetBlue Airways
            Corp Proj (AMT) ...................          5.125      05/15/30        1,492,830
   2,000 New York City Indl Dev Agy Spl
            Fac Rev Terminal One Group
            Assn Proj (AMT) (a) ...............          5.500      01/01/19        2,175,280
   1,400 New York City Muni Wtr Fin
            Auth Wtr & Swr Sys Rev Ser
            B .................................          5.000      06/15/36        1,473,654
     500 New York City Muni Wtr Fin Ser
            B (b) .............................          6.000      06/15/33          541,180
   2,500 New York City Ser A ..................          5.500      08/01/20        2,722,025
   2,500 New York City Ser G ..................          5.000      08/01/24        2,652,625
   2,390 New York City Ser G ..................          5.000      12/01/28        2,510,241



   1,500 New York City Ser J ..................          5.000      03/01/24        1,583,790
   1,000 New York City Transitional
            Cultural Res Rev Amern
            Museum Nat History Ser A
            (MBIA Insd) .......................          5.000      07/01/44        1,049,670
   1,500 New York City Transitional Fin
            Auth Rev Future Tax Secd Ser
            C (AMBAC Insd) ....................          5.250      08/01/21        1,614,405
   1,540 New York City Transitional
            Future Tax Secd Ser B .............          5.500      02/01/15        1,654,453
   2,475 New York Cnty Tob Tr IV
            Settlement Pass Thru Ser A ........          5.000      06/01/45        2,518,312
     750 New York Liberty Dev Corp Rev
            Natl Sports Museum Proj
            Ser A (Acquired 08/07/06, Cost
            $750,000) (c) .....................          6.125      02/15/19          794,880
   1,500 New York St Dorm Auth Lease
            Rev Muni Hlth Fac Impt Pgm
            Ser 1 (FSA Insd) ..................          5.500      01/15/14        1,606,770
   2,000 New York St Dorm Auth Rev
            Catholic Hlth L.I. Oblig Grp ......          5.000      07/01/27        2,066,320
   1,000 New York St Dorm Auth Rev
            City Univ Cons Third Ser 1
            (FGIC Insd) .......................          5.250      07/01/25        1,043,070
   1,230 New York St Dorm Auth Rev
            City Univ Ser D Rfdg (FSA Insd)....          5.750      07/01/12        1,316,789
     650 New York St Dorm Auth Rev
            City Univ Sys Cons Ser A ..........          5.625      07/01/16          727,708
   1,000 New York St Dorm Auth Rev
            City Univ Sys Cons Ser B ..........          6.000      07/01/14        1,099,320
   1,890 New York St Dorm Auth Rev
            Dept Ed (d) .......................          5.250      07/01/21        2,041,238
   1,000 New York St Dorm Auth Rev
            Insd Brooklyn Law Sch Ser B
            (XLCA Insd) .......................          5.375      07/01/23        1,088,220



   1,040 New York St Dorm Auth Rev
            Insd NY St Rehab Assn Ser A
            (AMBAC Insd) (d) ..................          5.500      07/01/15        1,131,042
     415 New York St Dorm Auth Rev
            Mental Hlth Svc Ser B
            (MBIA Insd) .......................          5.250      08/15/31          438,493
   1,200 New York St Dorm Auth Rev
            Miriam Osborn Mem Home Ser
            B (ACA Insd) ......................          6.375      07/01/29        1,315,524
   2,000 New York St Dorm Auth Rev
            Mtg Montefiore Hosp (FGIC Insd)....          5.000      08/01/33        2,110,800
   1,000 New York St Dorm Auth Rev
            Non St Supported Debt LI
            Jewish (a) ........................          5.000      11/01/26        1,053,570
   1,000 New York St Dorm Auth Rev
            Non St Supported Debt LI
            Jewish (a) ........................          5.000      11/01/34        1,053,570
   2,000 New York St Dorm Auth Rev
            Non St Supported Debt Mt
            Sinai NYU Hlth Ser C ..............          5.500      07/01/26        2,041,800
   1,500 New York St Dorm Auth Rev
            Non St Supported Debt NYU
            Hosp Ctr Ser A ....................          5.000      07/01/20        1,540,545
   2,000 New York St Dorm Auth Rev
            Non St Supported Debt
            Providence Rest (ACA Insd) ........          5.250      07/01/25        2,127,560
     750 New York St Dorm Auth Rev
            Nursing Home Menorah
            Campus (FHA Gtd) ..................          5.950      02/01/17          766,485
   1,000 New York St Dorm Auth Rev
            Secd Hosp North Gen Hosp Rfdg......          5.750      02/15/18        1,100,780
   1,000 New York St Dorm Auth Rev St
            Univ Ed Fac 1989 Res (MBIA
            Insd) (Prerefunded @ 05/15/10).....          6.000      05/15/15        1,084,670



     500 New York St Energy Resh &
            Dev Auth Gas Fac Rev
            Brooklyn Union Gas Ser B
            (AMT) (e) .........................          9.767      07/01/26          530,140
   2,200 New York St Environmental Fac
            Corp St Clean Wtr & Drinking
            NYC Muni Wtr Fin Auth Sub
            Ser B .............................          5.000      06/15/26        2,353,054
   1,000 New York St Environmental Fac
            Corp St Clean Wtr & Drinking
            Revolving Fd Pooled Fin Pgm
            Ser I .............................          5.250      09/15/19        1,079,880
   2,280 New York St Loc Govt
            Assist Corp Ser E Rfdg ............          6.000      04/01/14        2,563,792
   1,990 New York St Mtg Agy Rev for
            Homeowner Mtg Ser 130 (AMT) .......          4.800      10/01/37        2,006,457
     695 New York St Mtg Agy Rev Ser
            82 (AMT) ..........................          5.650      04/01/30          700,497
     995 New York St Mtg Agy Rev Ser
            101 (AMT) .........................          5.400      04/01/32        1,026,910
     500 New York St Urban Dev Corp
            Rev Correctional Fac Ser A
            Rfdg ..............................          5.500      01/01/14          537,465
     220 Oneida Cnty, NY Indl Dev Agy
            Civic Fac Saint Elizabeth Med
            Ser A .............................          5.875      12/01/29          225,416
   1,000 Rensselaer Cnty, NY Indl Dev
            Agy Indl Dev Rev Franciscan
            Heights LP Proj Ser A (AMT)
           (LOC: JP Morgan Chase) .............          5.375      12/01/36        1,060,810
   2,500 Rensselaer Cnty, NY Sch Dist
            Ctf Partn (XLCA Insd) .............          5.000      06/01/26        2,673,300



   1,000 Rockland Cnty, NY Solid Waste
            Ser B (AMBAC Insd) (AMT) ..........          5.000      12/15/23        1,048,450
     825 Suffolk Cnty, NY Indl Dev Agy
            Civic Fac Rev Family Svc
            League Suffolk Cnty (LOC:
            Fleet National) ...................          5.000      11/01/34          864,996
      40 Syracuse, NY Hsg Auth Rev
            Sub Proj Loretto Rest Ser B .......          7.500      08/01/10           40,610
     250 Syracuse, NY Indl Dev Agy Rev
            First Mtg Jewish Home Ser A .......          7.375      03/01/21          270,650
   2,000 Tobacco Settlement Fin Corp NY
            Ser C-1 ...........................          5.500      06/01/22        2,174,860
     325 Triborough Brdg & Tunl Auth NY
            Rev Gen Purp Ser A ................          5.000      01/01/32          337,743
   2,000 Triborough Brdg & Tunl Auth NY
            Rev Gen Purp Ser A ................          5.250      01/01/18        2,138,100
   1,590 Tsasc, Inc. NY Ser 1 .................          5.000      06/01/34        1,625,314
   2,500 Tsasc, Inc. NY Ser 1 .................          5.125      06/01/42        2,571,400
   1,000 Ulster Cnty, NY Res Recovery
            Agy Solid Waste Sys Rev
            Rfdg (AMBAC Insd) .................          5.250      03/01/18        1,071,840
   1,000 Upper Mohawk Vly Regl Wtr Fin
            Auth NY Wtr Sys Rev
            (AMBAC Insd) ......................          5.750      04/01/20        1,072,260
     310 Utica, NY Indl Dev Agy Civic Fac
            Rev Utica College Proj Ser A ......          5.750      08/01/28          323,445
   1,000 Warren & Washington Cnty, NY
            Indl Dev Agy Civic Fac Rev
            Glens Falls Hosp Proj Ser A
            (FSA Insd) ........................          5.000      12/01/35        1,049,120



     500 Westchester Cnty, NY Indl Dev
            Agy Mtg Kendal on Hudson
            Proj Ser A ........................          6.375      01/01/24          537,430
   2,000 Westchester Tob Asset Sec
            Corp NY ...........................          5.125      06/01/45        2,050,780
   1,000 Yonkers, NY Indl Dev Agy Civic
            Fac Rev Cmnty Dev Ppty
            Yonkers Inc Ser A
            (Prerefunded @ 02/01/11) ..........          6.625      02/01/26        1,113,220
                                                                                 ------------
                                                                                  123,660,921
                                                                                 ------------
         U.S. VIRGIN ISLANDS 0.9%
   1,000 Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt Ser A.......          6.375      10/01/19        1,093,710
                                                                                 ------------

TOTAL INVESTMENTS 102.2%
   (Cost $119,382,420) .....................................................      124,754,631

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (2.5%)
   (Cost $3,000,000)

 (3,000) Notes with interest rates ranging from 3.95%
            to 3.99% at December 31, 2006 and
            contractual maturities of collateral
            ranging from 01/01/19 to 11/01/34 (f)...........................       (3,000,000)
                                                                                 ------------
TOTAL NET INVESTMENTS 99.7%
  (Cost $116,382,420)                                                             121,754,631

OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%                                            373,285
                                                                                 ------------

NET ASSETS 100.0%                                                                $122,127,916
                                                                                 ============


Percentages are calculated as a percentage of net assets.
(a)  Underlying security related to Inverse Floaters entered into by the Fund.
(b) All or a portion of this security has been physically segregated in connection with open futures contracts.
(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.7% of net assets.
(d)  The Fund owns 100% of the outstanding bond issuance.
(e)  Inverse Floating Rate.
(f) Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2006.




ACA            -American Capital Access
AMBAC          -AMBAC Indemnity Corp.
AMT            -Alternative Minimum Tax
FGIC           -Financial Guaranty Insurance Co.
FHA            -Federal Housing Administration
FSA            -Financial Security Assurance Inc.
LOC            -Letter of Credit
MBIA           -Municipal Bond Investors Assurance Corp.
XLCA           -XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:


                                                                                   UNREALIZED
                                                                                APPRECIATION/
                                                                   CONTRACTS     DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007
   (Current Notional Value of $107,469 per contract)                      33     $     50,936
U.S. Treasury Bonds Futures, March 2007 (Current
   Notional Value of $111,438 per contract)                                9           20,294
                                                                ------------     ------------
                                                                          42     $     71,230
                                                                ------------     ------------

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


  PAR
  AMOUNT
  (000)         DESCRIPTION                                               COUPON    MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS 130.1%
            ALABAMA 0.9%
$  2,000    Alabama Drinking Wtr Fin Auth
               Revolving Fd Ln Ser C
               (AMBAC Insd) .......................................        5.375%   08/15/23         $  2,116,840
   1,000    Alabama Drinking Wtr Fin Auth
               Revolving Fd Ln Ser C
               (AMBAC Insd) (a) ...................................        5.750    08/15/18            1,075,180
   2,000    Alabama Wtr Pollutn Ctl Auth
               (AMBAC Insd) .......................................        5.750    08/15/18            2,150,360
   1,500    Alexander City, AL Spl Care Fac
               Fin Auth Med Fac Rev Russell
               Hosp Corp Ser A ....................................        5.750    12/01/36            1,576,905
   1,000    Butler, AL Indl Dev Brd Solid GA
               Pacific Corp Proj Rfdg (AMT) .......................        5.750    09/01/28            1,030,330
   1,500    Colbert Cnty Northwest Auth
               Hlthcare Fac .......................................        5.750    06/01/27            1,579,905
   2,500    Huntsville/Carlton Cove, AL
               Carlton Cove Inc Proj Ser A ........................        7.000    11/15/17            1,376,125
     250    Huntsville Redstone Vlg, AL Spl
               Care Fac Fin Auth Ser A ............................        8.250    12/01/32              275,370
       3    Mobile, AL Indl Dev Brd Solid
               Waste Disp Rev Mobile Energy
               Svc Co Proj Rfdg ...................................        6.950    01/01/20                  296
   1,395    Valley, AL Spl Care Fac Fin
               Auth Rev Lanier Mem Hosp
               Ser A ..............................................        5.600    11/01/16            1,427,085
   1,750    Valley, AL Spl Care Fac Fin
               Auth Rev Lanier Mem Hosp
               Ser A ..............................................        5.650    11/01/22            1,789,235
                                                                                                    -------------
                                                                                                       14,397,631
                                                                                                    -------------
            ALASKA 1.8%
   1,320    Alaska Indl Dev & Expt Auth
               Williams Lynxs AK Cargoport
               (AMT) (Acquired 5/17/01, Cost
               $1,320,000) (c) ....................................        7.800    05/01/14            1,407,595
   3,780    Juneau, AK City & Borough Rev
               Saint Ann's Care Ctr Proj ..........................        6.875    12/01/25            3,899,486

  25,000    Northern Tob Sec Corp Rev Bkd
               Ser A ..............................................        5.000    06/01/46           25,300,250
                                                                                                 ----------------
                                                                                                       30,607,331
                                                                                                 ----------------
            ARIZONA 2.9%
   1,750    Arizona Hlth Fac Auth Beatitudes
               Campus Proj (d)(e) .................................        5.200    10/01/37            1,754,637
   1,000    Arizona Hlth Fac Auth Rev
               Terraces Proj Ser A ................................        7.500    11/15/23            1,131,330
   1,250    Arizona Hlth Fac Auth Rev
               Terraces Proj Ser A ................................        7.750    11/15/33            1,418,213
   5,650    Cochise Cnty, AZ Indl Dev
               Sierra Vista Cmnty Hosp Rfdg
               Ser A ..............................................        6.750    12/01/26            5,768,142
     500    Flagstaff, AZ Indl Dev Auth Rev
               Sr Living Cmnty Northn AZ Proj .....................        6.300    09/01/38              503,485
     985    Flagstaff, AZ Indl Dev Auth Rev
               Sr Living Cmnty Northn AZ Proj .....................        7.500    03/01/35            1,074,635
   7,000    Glendale, AZ Indl Dev Auth Rfdg .......................        5.000    12/01/35            7,167,230
   4,000    Maricopa Cnty, AZ Hlth Fac Rev
               Catholic Hlthcare West Ser A .......................        5.500    07/01/26            4,295,840
   2,290    Maricopa Cnty, AZ Indl Dev
               Christian Care Mesa Inc Proj
               Ser A (Prerefunded @ 04/01/07) .....................        7.750    04/01/15            2,356,776
   2,000    Maricopa Cnty, AZ Indl Dev
               Christian Care Mesa Inc Proj
               Ser A (Prerefunded @ 04/01/07) .....................        7.875    04/01/27            2,058,920
   1,500    Peoria, AZ Indl Dev Auth Rev
               Sierra Winds Life Rfdg Ser A .......................        6.375    08/15/29            1,560,930
   2,525    Pima Cnty, AZ Indl Dev Auth Ed
               Rev Fac Choice Ed & Dev
               Corp Proj ..........................................        6.250    06/01/26            2,614,789
   1,590    Pima Cnty, AZ Indl Dev Auth Ed
               Rev Fac P.L.C Charter Schs Proj ....................        6.500    04/01/26            1,690,313
   2,805    Pima Cnty, AZ Indl Dev Auth Ed
               Rev Fac P.L.C Charter Schs Proj ....................        6.750    04/01/36            2,996,553
   4,225    Pima Cnty, AZ Indl Dev Auth Ed
               Rev Fac Premier & Air Co ...........................        7.000    09/01/35            4,308,190
   1,865    Pima Cnty, AZ Indl Dev Auth Ed
               Rev Milestones Charter Sch Proj ....................        6.750    11/01/33            1,911,215

     800    Pima Cnty, AZ Indl Dev Auth Fac
               Skyline Tech High Sch Proj ...........................      7.500    02/01/34              816,528
   1,000    Pima Cnty, AZ Indl Dev Auth Rev
               La Posada at Park Ctr Ser A ..........................      7.000    05/15/27            1,025,950
   2,000    Pima Cnty, AZ Indl Dev Auth Wtr
               & Waste Rev Global Wtr Res
               LLC Proj .............................................      5.600    12/01/22            2,001,520
     790    Red Hawk Canyon Cmnty Fac
               Dist No 2 AZ Dist Assmt Rev
               Ser A ................................................      6.500    12/01/12              804,955
   2,025    Tucson, AZ Multi-Family Rev
               Hsg Catalina Asstd Living
               Ser A (AMT) ..........................................      6.500    07/01/31            1,828,616
                                                                                                 ----------------
                                                                                                       49,088,767
                                                                                                 ----------------
            CALIFORNIA 16.2%
   1,000    ABAG Fin Auth Nonprofit Corp
               CA Amern Bapitist Homes
               Rfdg Ser A ...........................................      5.850    10/01/27            1,018,730
   1,000    Beaumont, CA Fin Auth Loc Agy
               Rev Ser D ............................................      5.800    09/01/35            1,064,230
   1,000    Beaumont, CA Fin Auth Loc Agy
               Ser A ................................................      5.600    09/01/25            1,065,530
   2,000    Beaumont, CA Fin Auth Loc Agy
               Ser A ................................................      5.650    09/01/30            2,126,260
   2,000    Beaumont, CA Fin Auth Loc Agy
               Ser A ................................................      5.700    09/01/35            2,121,520
   1,000    Blythe, CA Redev Agy Proj ...............................      5.750    05/01/34            1,054,390
   1,000    Brentwood, CA Infrastructure
               Auth Rev .............................................      5.875    09/02/34            1,030,590
  15,000    California Hlth Fac Fin Auth Rev
                Cedars Sinai Med Ctr Rfdg (f) .......................      5.000    11/15/34           15,605,625
   3,000    California Pollutn Ctl Fin Auth
               Solid Waste Disp Rev Solid
               Waste Mgmt Inc Proj 2 Ser A (AMT) ....................      5.400    04/01/25            3,199,980
   1,000    California Statewide Cmnty Dev
               Auth Elder Care Alliance Ser A
               (Prerefunded @ 11/15/12) .............................      8.250    11/15/32            1,237,440
     930    California Statewide Cmnty Dev
               Auth Multi-Family Rev Hsg
               Heritage Pointe Sr Ap Ser QQ
               (AMT) (Acquired 2/19/02, Cost
                $927,675) (c) .......................................      7.500    10/01/26              962,345

   1,000    California Statewide Cmnty Dev
               Auth San Francisco Art
               Institute (Acquired 7/05/02,
               Cost $1,000,000) (c) ..............................         7.375    04/01/32            1,066,580
  16,000    California Statewide Cmntys Dev
               Auth Rev Kaiser Permanente
               Ser B (f) .........................................         5.250    03/01/45           16,993,520
  16,000    California Statewide Cmntys Dev
               Auth Rev Kaiser Permanente
               Ser B (f) .........................................         5.000    03/01/41           16,993,520
  25,940    California St Var Purp (f) ...........................         5.000    09/01/27           27,542,444
  20,000    California St Var Purp (f) ...........................         5.250    11/01/26           21,450,900
  24,600    California St (f) ....................................         5.250    02/01/28           26,283,993

   1,000    Chino, CA Cmnty Fac Dist No 03
               Impt Area 1 .......................................         5.700    09/01/29            1,049,990
   5,000    Contra Costa, CA Home Mtg Fin
               Auth Home Mtg Rev (MBIA
               Insd) (g) .........................................             *    09/01/17            2,568,250
   1,500    Corona-Norco, CA Univ Sch Dist
               Pub Fin Auth Spl Tax Rev Ser A ....................         5.800    09/01/35            1,546,545
   2,300    Foothill/Eastern Corridor Agy CA
               Toll Rd Rev (MBIA Insd) ...........................             *    01/15/18            1,327,859
  10,880    Golden St Tob Securitization
               Enhanced Asset Bkd Rfdg
               Ser A (AMBAC Insd)(f) .............................         5.000    06/01/45           11,379,800
  30,000    Golden St Tob Securitization
               Corp CA Tob Settlement Rev
               Enhanced Asset Bkd Ser A (f) ......................         5.000    06/01/45           31,179,450
     800    Golden St Tob Securitization
               Corp CA Tob Settlement Ser 2003 A-1 ...............         6.750    06/01/39              916,664
   1,750    Huntington Beach, CA Cmnty No
               2003 1 Huntington Ctr .............................         5.800    09/01/23            1,804,740
   2,000    Indio, CA Redev Agy Tax Alloc
               Sub Merged Proj Area Ser B ........................         6.375    08/15/33            2,186,400
     500    Indio, CA Redev Agy Tax Alloc
               Sub Merged Proj Area Ser B ........................         6.500    08/15/34              550,540
   1,000    Jurupa, CA Cmnty Svc Dist Spl
               Cmnty Fac Dist No 4 Ser A .........................         5.700    09/01/34            1,030,870
   1,780    Lake Elsinore, CA Pub Fin Auth
               Loc Agy Rev Ser F .................................         7.100    09/01/20            1,849,830

   2,500    Lake Elsinore, CA Spl Tax Cmnty
             Fac Dist 2 Area AA ..................................         5.450    09/01/36            2,574,775
   1,000    Lee Lake Wtr Dist CA Cmnty Fac
             Dist No 1 Spl Tax Sycamore Creek ....................         6.000    09/01/33            1,074,290
     905    Lincoln, CA Spl Tax Cmnty Fac
             Dist No 2003 Ser 1 ..................................         6.000    09/01/34              939,272
   8,400    Los Angeles, CA Hbr Dept Rev
             Rfdg Ser B (AMT)(FGIC Insd)(f) ......................         5.000    08/01/23            8,995,350
  14,180    Los Angeles, CA Hbr Dept Rev
             Rfdg Ser B (AMT)(FGIC Insd)(f) ......................         5.000    08/01/22           15,225,421
   1,395    Millbrae, CA Residential Fac Rev
             Magnolia of Millbrae Proj Ser A (AMT) ...............         7.375    09/01/27            1,451,009
   1,000    Murrieta, CA Cmnty Fac Dist No
             2 the Oaks Impt Area A ..............................         5.900    09/01/27            1,064,880
   1,000    Murrieta, CA Cmnty Fac Dist No
             2 the Oaks Impt Area A ..............................         6.000    09/01/34            1,066,600
   1,000    Murrieta, CA Cmnty Fac Dist No
             2 the Oaks Impt Area B ..............................         6.000    09/01/27            1,071,210
   3,000    Northstar Cmnty Svc Dist CA Spl
             Tax Cmnty Fac Dist No 1 .............................         5.450    09/01/28            3,093,990
   1,000    Palmdale, CA Spl Tax Cmnty Fac
             03-1 Anaverde A .....................................         5.350    09/01/30            1,034,650
   1,100    Palmdale, CA Spl Tax Cmnty Fac
             03-1 Anaverde A .....................................         5.400    09/01/35            1,135,464
   1,000    Perris, CA Cmnty Fac Dist Spl
             Tax No 01-2 Ser A ...................................         6.375    09/01/32            1,088,170
   2,000    Rancho Cordova Cmnty Fac Dist
             CA Spl Tax No 2003 1
             Sunridge Anatolia ...................................         5.500    09/01/37            2,073,080
   2,000    Riverside, CA Univ Sch Dist Tax
             Cmnty Fac Dist 15 Impt Area 1 .......................         5.550    09/01/30            2,061,440
   6,000    San Jose, CA Multi-Family Hsg
             Rev Helzer Courts Apt Proj
             Ser A (AMT) .........................................         6.400    12/01/41            6,160,920
   2,000    San Marcos, CA Pub Fac Auth
             Spl Tax Rev Ser A ...................................         5.650    09/01/36            2,067,060
   3,000    Temecula, CA Pub Fin Auth Spl
             Roripaugh Cmnty Fac Dist 03 2 .......................         5.500    09/01/36            2,842,590
  35,000    Tobacco Securitization Southn
             CA Tob Settlement Cabs First
             Sub Ser B ...........................................             *    06/01/46            3,242,050

  27,200    Tobacco Securitization Southn
             CA Tob Settlement Cabs
             Second Sub Ser C ......................................           *    06/01/46            2,353,888
  47,000    Tobacco Securitization Southn
             CA Tob Settlement Cabs Third Sub ......................           *    06/01/46            3,148,530
   1,000    Upland, CA Cmnty Fac Dist 2003
             San Antonio Impt 1 A ..................................       5.900    09/01/24            1,059,990
   1,500    Upland, CA Cmnty Fac Dist 2003
             San Antonio Impt 1 A ..................................       6.000    09/01/34            1,588,890
   1,965    Vallejo, CA Ctf Part Touro Univ ........................       7.250    06/01/16            2,092,253
     945    Vallejo, CA Pub Fin Auth Loc
             Hiddenbrooke Impt Dist Ser A ..........................       5.800    09/01/31              991,579
   1,000    Woodland, CA Spl Tax Cmnty
             Fac Dist 1 Spring Lake ................................       6.250    09/01/34            1,098,170
   1,800    Yuba City, CA Redev Agy Tax
             Proj Ser A ............................................       6.000    09/01/31            1,924,614
   3,000    Yuba City, CA Redev Agy Tax
             Proj Ser A ............................................       6.000    09/01/39            3,195,870
                                                                                                 ----------------
                                                                                                      273,924,540
                                                                                                 ----------------
            COLORADO 4.7%
   1,060    Beacon Pt Metro Dist CO Ser A ..........................       6.125    12/01/25            1,131,179
   1,005    Beacon Pt Metro Dist CO Ser A ..........................       6.250    12/01/35            1,076,184
   1,000    Bromley Pk Metro Dist CO No 2
             Ser B .................................................       8.050    12/01/32            1,082,510
   1,000    Castle Oaks Metro Dist CO Ltd Tax ......................       6.000    12/01/25            1,037,330
   1,500    Castle Oaks Metro Dist CO Ltd Tax ......................       6.125    12/01/35            1,553,040
   1,700    Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Brighton Sch Proj .....................       6.000    11/01/36            1,675,452
     795    Colorado Ed & Cultural Fac
             Charter Sch Frontier Academy
             (Prerefunded @ 06/01/11) ..............................       7.250    06/01/20              888,564
   2,000    Colorado Hlth Fac Auth Rev
             Baptist Home Assn Ser A ...............................       6.375    08/15/24            2,004,820
   2,000    Colorado Hlth Fac Auth Rev
             Baptist Home Assn Ser B ...............................       7.250    08/15/27            1,993,620
   1,060    Colorado Hlth Fac Auth Rev
             Christian Living Campus Proj
             Ser A (d) .............................................       7.050    01/01/19            1,070,886
   2,000    Colorado Intl Ctr Met Dist No 3 ........................       6.500    12/01/35            2,091,340
   2,000    Copperleaf Met Dist No 2 CO
             (Acquired 9/15/06, Cost
             $2,000,000)(c) ........................................       5.950    12/01/36            2,050,340

  15,060    Denver, CO City & Cnty Arpt Rev
             Sys Ser A (FGIC Insd)(f) ............................         5.000    11/15/24           16,140,028
  15,000    Denver, CO Convention Ctr Hotel
             Auth Rev Rfdg (XLCA Insd)(f) ........................         5.000    12/01/35           15,914,700
   3,425    Denver, CO Hlth & Hosp Auth
             Rfdg Ser A ..........................................         6.250    12/01/33            3,838,740
   2,500    Elk Vly, CO Pub Impt Fee Ser A .......................         7.300    09/01/22            2,664,200
   1,150    High Plains Metro Dist CO Ser A ......................         6.125    12/01/25            1,227,223
   2,250    High Plains Metro Dist CO Ser A ......................         6.250    12/01/35            2,409,367
     565    Lafayette, CO Indl Dev Rev
             Rocky Mtn Instr Proj Ser A (d) ......................         6.750    10/01/14              480,137
   1,880    Lafayette, CO Indl Dev Rev
             Rocky Mtn Instr Proj Ser A (AMT) ....................         7.000    10/01/18            1,594,597
   4,560    Lake Creek Affordable Hsg Corp
             Hsg Proj Rfdg Ser A .................................         6.250    12/01/23            4,784,443
     500    Neu Towne, CO Metro Dist .............................         7.250    12/01/34              552,005
   3,500    Northwest CO Metro Dist No 3
             Ltd Tax .............................................         6.125    12/01/25            3,724,735
   1,500    Salida, CO Hosp Dist Rev .............................         5.250    10/01/36            1,529,130
   1,000    Serenity Ridge, CO Metro Dist No 2 ...................         7.500    12/01/34            1,119,830
   1,616    Skyland Metro Dist CO Gunnison
             Cnty Rfdg ...........................................         6.750    12/01/22            1,664,092
   1,000    Southlands Metro Dist No 1 CO ........................         7.000    12/01/24            1,108,420
   1,000    Vista Ridge Metro Dist CO
             Ltd Tax Sub Rfdg Ser B ..............................         6.625    12/01/40            1,015,580
   1,000    Wheatlands Metro Dist No 2 CO
             Ltd Tax .............................................         6.000    12/01/25            1,038,050
   1,500    Wheatlands Metro Dist No 2 CO
             Ltd Tax .............................................         6.125    12/01/35            1,553,040
                                                                                                 ----------------
                                                                                                       80,013,582
                                                                                                 ----------------
            CONNECTICUT 0.4%
   1,500    Connecticut St Dev Auth Indl
             Afco Cargo Bldg LLC Proj (AMT) ......................         8.000    04/01/30            1,628,160
   3,500    Mohegan Tribe Indians CT Pub
             Impt Priority Dist (Acquired
             11/03/04, Cost $3,418,565) (c) ......................         5.250    01/01/33            3,626,455
   2,000    Mohegan Tribe Indians CT Pub
             Impt Priority Dist (Acquired
             9/27/01, Cost $1,955,120) (c) .......................         6.250    01/01/31            2,133,120
                                                                                                 ----------------
                                                                                                        7,387,735
                                                                                                 ----------------

            DELAWARE 0.2%
     850    Sussex Cnty, DE Rev Adj First
             Mtg Cadbury Lewes Ser A ................................      5.900    01/01/26              900,252
   1,000    Sussex Cnty, DE Rev Adj First
             Mtg Cadbury Lewes Ser A ................................      6.000    01/01/35            1,059,160
   1,060    Wilmington, DE Multi-Family Rent
             Rev Hsg Electra Arms Sr
             Assoc Proj (AMT) .......................................      6.250    06/01/28            1,084,730
                                                                                                 ----------------
                                                                                                        3,044,142
                                                                                                 ----------------
            DISTRICT OF COLUMBIA 2.9%
  12,119    District Columbia Ballpark Rev
             Ser B1(FGIC Insd) (f) ..................................      5.000    02/01/24           12,914,685
  13,033    District Columbia Ballpark Rev
             Ser B1(FGIC Insd) (f) ..................................      5.000    02/01/25           13,888,695
  13,948     District Columbia Ballpark Rev
             Ser B1(FGIC Insd) (f) ..................................      5.000    02/01/26           14,863,770
   1,000    District of Columbia Rev
             Methodist Home Issue ...................................      6.000    01/01/29            1,023,880
      85    District of Columbia Ser A-1
             (MBIA Insd) (g) ........................................      6.500    06/01/10               92,681
  28,940    District of Columbia Tob
             Settlement Fin Corp Ser A ..............................          *    06/15/46            2,717,466
  17,500    District of Columbia Tob
             Settlement Fin Corp Ser B ..............................          *    06/15/46            1,552,425
  67,660    District of Columbia Tob
             Settlement Fin Corp Ser C ..............................          *    06/15/55            2,676,630
                                                                                                 ----------------
                                                                                                       49,730,232
                                                                                                 ----------------
            FLORIDA   15.9%
   1,000    Anthem Pk Cmnty Dev Dist FL
             Cap Impt Rev ...........................................      5.800    05/01/36            1,044,240
   2,000    Ave Maria Stewardship Cmnt
             Dist FL Cap Impt Rev Ser A .............................      5.125    05/01/38            1,987,500
   2,500    Bartram Pk Cmnty Dev Dist FL Assmt ......................      5.40     05/01/37            2,509,800
   1,500    Bartram Springs Cmnt Dev Dist
             FL Assmt Rfdg ..........................................      4.750    05/01/34            1,489,680
   1,375    Bay Laurel Ctr Cmnty Dev Dist
             FL Spl Assmt Candler ...................................      5.450    05/01/37            1,394,484
   1,000    Bellalago Ed Fac Benefits Ser A .........................      6.000    05/01/33            1,056,010
     985    Bellalago Ed Fac Benefits Ser B .........................      5.800    05/01/34            1,027,985
   4,315    Bloomingdale, FL Cmnty Dev Dist
             Spl Assmt Rev ..........................................      5.875    05/01/36            4,562,293
     985    Bluewaters Cmnty Dev Dist of FL .........................      6.000    05/01/35            1,045,558
   1,830    Boca Raton, FL Hsg Auth Mtg
            Hsg First Lien Banyan Pl Sr
            Apts Rfdg (Acquired 3/23/06,
            Cost $1,787,141) (c) ....................................      5.800    10/01/26            1,847,733


 2,350   Boca Raton, FL Hsg Auth Mtg
            Hsg First Lien Banyan Pl Sr
            Apts Rfdg (Acquired 3/23/06,
            Cost $2,317,265) (c) ..............................            5.900      10/01/36          2,378,059
 2,500   Bonnet Creek Resort Cmnty Dev ........................            7.500      05/01/34          2,757,425
 0,000   Brevard Cnty, FL Hlth Fac Auth
            Hlthcare Fac Rev First Inc
            Proj (f) ..........................................            5.000      04/01/34         20,770,300
   785   Caribe Palm Cmnty Dev Dist FL
            Spl Assmt Ser A ...................................            5.850      05/01/35            824,383
 1,000   City Ctr Cmnty Dev Dist FL Spl
            Assmt Rev Ser A ...................................            6.125      05/01/36          1,030,720
 1,085   Escambia Cnty, FL Rev ICF/MR
            Pensacola Care Dev Ctr ............................           10.250      07/01/11          1,106,971
 2,555   Escambia Cnty, FL Rev ICF/MR
            Pensacola Care Dev Ctr Ser A ......................           10.250      07/01/11          2,606,739
 5,000   Fiddlers Creek Cmnty Dev Dist ........................            6.000      05/01/38          5,334,950
 2,500   Florida Hsg Fin Corp Multi-Family
            Hsg Whistlers Cove Apt Proj (AMT) (e) .............            6.500      01/01/39          2,551,225
 3,615   Florida Hsg Fin Corp Rev Hsg
            Beacon Hill Apt Ser C (AMT) .......................            6.610      07/01/38          3,741,778
 7,020   Florida Hsg Fin Corp Rev Hsg
            Cypress Trace Apt Ser G (AMT) .....................            6.600      07/01/38          7,230,530
 4,745   Florida Hsg Fin Corp Rev Hsg
            Westchase Apt Ser B (AMT)..........................            6.610      07/01/38          4,881,181
19,740   Halifax Hosp Med Ctr FL Hosp
            Rev & Impt Rfdg Ser A(f) ..........................            5.375      06/01/46         20,841,196
 2,495   Hammock Bay Cmnty Dev Dist
            FL Spl Assmt Rev Ser A ............................            6.125      05/01/35          2,638,288
 1,480   Harbour Isles Cmnty Dev Dist of FL ...................            6.125      05/01/35          1,578,257
   290   Heritage Harbor Cmnty Dev Dist
            FL Rev Rec ........................................            7.750      05/01/23            290,998
   775   Heritage Harbor Cmnty Dev Dist
            FL Rev Spl Assmt Ser A ............................            6.700      05/01/19            785,982
31,500   Highlands Cnty FL Hlth Fac Auth
            Rev Hosp Adventist Hlth Sys
            Ser C (f) .........................................            5.250      11/15/36         33,585,772


 2,000   Highlands, FL Cmnty Dev Dist
            Spl Assmt ........................................             5.550      05/01/36          2,054,220
 3,500   Hillsborough Cnty, FL Hsg Fin
            Hsg Clipper Cove Apt Proj
            Ser A (AMT) ......................................             7.375      07/01/40          3,748,885
   990   Islands At Doral III Cmnty 2004
            Ser A ............................................             5.900      05/01/35          1,031,540
 1,000   Islands at Doral NE Cmnty Dev .......................             6.250      05/01/34          1,075,540
12,820   Jea, FL Wtr & Swr Sys Rev Sub
            Second Crossover (MBIA Insd) (f) .................             4.750      10/01/40         13,043,004
 1,530   Kendall Breeze West Cmnty Dev
            Dist FL Spl Assmt (d) ............................             5.875      05/01/34          1,618,862
 1,975   Keys Cove Cmnty Dev Dist FL
            Assmt Rev ........................................             5.875      05/01/35          2,091,209
 2,940   Keys Cove Cmnty Dev Dist II FL ......................             5.500      05/01/36          2,991,862

 1,500   Lee Cnty,FL Indl Dev Auth Hlth
            Shell Pt/alliance Oblig Grp ......................             5.125      11/15/36          1,536,135
 2,000   Lee Cnty, FL Indl Dev Auth
            Hlthcare Fac Rev Cypress
            Cove Hlthpk Ser A ................................             6.750      10/01/32          2,165,820
 3,435   Leon Cnty, FL Ed Fac Auth Rev
            Southgate Residence Hall
            Rfdg Ser A .......................................             6.750      09/01/28          3,553,370
 1,255   Lexington Cmnty Dev Dist FL .........................             6.125      05/01/34          1,329,585
    75   Marshall Creek Cmnty Dev FL
            Spl Assmt Ser B ..................................             6.750      05/01/07             75,082
 2,470   Meadow Woods Cmnty Dev Dist
            FL Ser A .........................................             6.050      05/01/35          2,582,336
 2,500   Miami Beach, FL Hlth Fac Auth
            Hosp Mt Sinai Med Ctr Rfdg
            (Acquired 4/26/04, Cost
            $2,411,600) (c) ..................................             6.750      11/15/29          2,843,700
 1,000   Miami Beach, FL Hlth Fac Auth
           Hosp Rev Mt Sinai Med Ctr FL Proj .................             5.375      11/15/28          1,016,710
 6,000   Miami Dade Cnty, FL Sch Brd
            Ctfs Part Ser A (e) ..............................             5.000      08/01/23          6,335,220
25,000   Miami Dade Cnty, FL Aviation
             Rev Miami Intl Arpt Ser A (AMT) (f) .............             5.000      10/01/38         26,208,250
 3,000   Midtown Miami, FL Cmnty Dev
            Dist Ser A .......................................             6.000      05/01/24          3,236,610
 1,005   Miromar Lakes Cmnty Dev Dist
            Rfdg Ser B .......................................             7.250      05/01/12          1,106,485


     885   Northern Palm Beach Cnty Dist
              FL Impt Wtr Ctl & Impt Unit Dev
              No 16 Rfdg .......................................           7.500      08/01/24            955,756
   1,750   Oak Creek Cmnty Dev Dist FL
              Spl Assmt ........................................           5.800      05/01/35          1,827,420
   1,000   Orange Cnty, FL Hlth Fac Auth
              Rev Hosp Adventist Hlth Sys
              (Prerefunded @ 11/15/10) .........................           6.375      11/15/20          1,102,520
     990   Overoaks, FL Cmnty Dev Dist
              Ser A ............................................           6.125      05/01/35          1,055,726
   2,000   Orange Cnty, FL Hlth Fac Auth
              Rev Westminster Cmnty Care .......................           6.600      04/01/24          2,082,540
   5,000   Palm Coast Pk Cmnty Dev Dist
              FL Spl Assmt Rev .................................           5.700      05/01/37          5,127,900
     985   Parklands Lee Cmnty Dev Dist
              FL Spl Assmt Ser A ...............................           5.800      05/01/35          1,022,676
     985   Pine Cmnty Dev Dist FL Spl Assmt ....................           5.750      05/01/35          1,021,120
   3,000   Pinellas Cnty, FL Hlth Fac Auth
              Oaks of Clearwtr Proj ............................           6.250      06/01/34          3,219,360
   1,000   Reunion East Cmnty Dev Dist .........................           5.800      05/01/36          1,044,440
   2,000   Reunion West Cmnty Dev Dist .........................           6.250      05/01/36          2,124,800
     965   Saddlebrook, FL Cmnty Ser A .........................           6.900      05/01/33          1,042,837
   1,600   Saint John's Cnty, FL Indl Dev
              Auth Glenmoor Proj Ser A .........................           5.375      01/01/40          1,640,736
     500   Saint John's Cnty, FL Indl Dev
              Auth Hlthcare Glenmoor Saint
              John's Proj Ser A
              (Prerefunded @ 01/01/10) .........................           8.000      01/01/17            560,060
   4,500   Saint John's Cnty, FL Indl Dev
              Auth Hlthcare Glenmoor Saint
              John's Proj Ser A
              (Prerefunded @ 01/01/10) .........................           8.000      01/01/30          5,040,540
   2,000   Saint John's Cnty, FL Indl Dev
              Auth Hlthcare Rev Bayview
              Proj Ser A .......................................           7.100      10/01/26          2,021,960
   1,955   Silver Palms Cmnty Dev Dist (d) .....................           5.900      05/01/34          2,062,036
   1,300   South Dade Venture Cmnty Dev ........................           6.125      05/01/34          1,393,314
   1,480   South Vlg Cmnty Dev Dist FL
              Cap Impt Rev Ser A ...............................           5.700      05/01/35          1,529,491
     115   Stoneybrook West Cmnty Dev
              Dist FL Spl Assmt Rev Ser B ......................           6.450      05/01/10            115,881
   4,000   Tisons Landing Cmnty Dev Dist
              FL Spl Assmt Ser A ...............................           5.625      05/01/37          4,098,560
   1,480   Town Ctr at Palm Coast Cmnty
              Dev Dist FL Cap Impt Rev .........................           6.000      05/01/36          1,546,304

   3,850     Turnbull Creek Cmnty Dev Dist FLA
                FL Spl Assmt ......................................          5.250      05/01/37          3,886,229
   1,480     Turnbull Creek Cmnty Dev Dist
                FL Spl Assmt ......................................          5.800      05/01/35          1,540,354
   1,652     University Square Cmnty Dev
                Dist FL Cap Impt Rev
                (Acquired 10/07/99-09/07/00,
                Cost $1,998,270) (c) ..............................          6.750      05/01/20          1,751,335
   2,000     West Vlgs Impt Dist FL Rev Spl
                Assmt Unit of Dev No 3 ............................          5.500      05/01/37          2,017,800
   2,000     Winter Garden Vlg At Fowler
                Groves Cmnty Dev Dist FL Spl.......................          5.650      05/01/37          2,104,140
   1,000     World Comm Cmnty Dev Dist Ser A1......................          6.250      05/01/22          1,071,740
   1,695     World Comm Cmnty Dev Dist Ser A2......................          6.125      05/01/35          1,815,599
                                                                                                     --------------
                                                                                                        268,367,636
                                                                                                     --------------
            GEORGIA 1.2%
    1,235   Atlanta, GA Tax Alloc
               Princeton Lakes Proj (Acquired
               3/10/06, Cost $1,235,000) (c) ......................          5.500      01/01/31          1,260,923
    1,840   Atlanta, GA Tax Alloc Atlantic
               Sta Proj ...........................................          7.750      12/01/14          2,033,734
    2,285   Atlanta, GA Urban Residential
               Fin Auth Multi-Family Rev John
               Eagan Proj Ser A (AMT) .............................          6.750      07/01/30          2,364,975
    1,000   Effingham Cnty, GA Dev Auth
               Solfort James Proj (AMT) ...........................          5.625      07/01/18          1,015,050
    1,800   Fulton Cnty, GA Residential Care
               Canterbury Court Proj Ser A ........................          6.000      02/15/22          1,832,148
      650   Fulton Cnty, GA Residential Care
               Canterbury Crt Proj Ser A ..........................          6.125      02/15/34            688,018
    3,500   Fulton Cnty, GA Residential Care
               Sr Lien RHA Asstd Living Ser A......................          7.000      07/01/29          3,686,200
    4,000   Milledgeville Baldwin Cnty, GA
               College & St Univ Fndtn ............................          5.625      09/01/30          4,321,440
    1,000   Private Colleges & Univ Auth GA
               Mercer Hsg Corp Proj Ser A .........................          6.000      06/01/21          1,074,170
    2,930   Renaissance On Peachtree Unit
               Invt Tr Ctf GA Custody Ctfs ........................          6.000      10/01/25          2,336,968
                                                                                                     --------------
                                                                                                         20,613,626
                                                                                                     --------------

            HAWAII 0.4%
    2,500   Hawaii St Dept Budget & Fin Spl
               Purp Rev Kahala Nui Proj Ser A....................              8.000      11/15/33          2,904,375
    2,825   Kuakini, HI Hlth Sys Spl Ser A ......................              6.375      07/01/32          3,102,415
                                                                                                       --------------
                                                                                                            6,006,790
                                                                                                       --------------
            IDAHO 0.3%
    2,290   Gooding Cnty, ID Indl Dev Corp
               Solid Waste Disp Rev
               Intrepid Technology & Res Proj
               (AMT) (Acquired 11/03/06, Cost
               $2,290,000) (c) ..................................              7.500      11/01/24          2,297,855
    3,000   Idaho Hlth Fac Auth Rev Vly
               Vista Care Rfdg Ser A ............................              7.875      11/15/29          3,141,600
                                                                                                       --------------
                                                                                                            5,439,455
            ILLINOIS 8.3%
    2,500   Bolingbrook, IL Cap Apprec Ser B
               (MBIA Insd) ......................................                  *      01/01/29            777,150
    4,000   Bolingbrook, IL Sales Tax Rev
               Bolingbrook (h) ..................................        0.000/6.250      01/01/24          3,946,640
    1,984   Bolingbrook, IL Spl Svc Area No 01-1 ................              7.375      07/01/31          2,196,546
    1,500   Bolingbrook, IL Spl Svc Area No 1
               Spl Tax Augusta Vlg Proj (Acquired
               11/13/02, Cost$1,500,000) (c) ....................              6.750      03/01/32          1,617,540
    1,665   Bolingbrook, IL Spl Svc Area No 1
               Spl Tax Augusta Vlg Proj
               Ser 2004 .........................................              6.250      03/01/32          1,744,071
    2,000   Bolingbrook, IL Spl Svc Area No 1
               Spl Tax Forest City Tax
               Proj (h) .........................................        0.000/5.900      03/01/27          2,041,460
    1,894   Bolingbrook, IL Spl Svc Area No 3
               Spl Tax Lakewood Ridge Proj.......................              7.050      03/01/31          2,062,869
      735   Cary, IL Spl Tax Svc Area No 1
               Cambridge Ser A
               (Prerefunded @ 03/01/10) .........................              7.625      03/01/30            825,559
    1,305   Chicago, IL 2006 Proj Rfdg Ser A
               (MBIA Insd) ......................................              5.500      01/01/38          1,395,423
    1,750   Chicago, IL Incrmnt Alloc
               Diversey Narragansett Proj Nt.....................              7.460      02/15/26          1,873,287
   15,500   Chicago, IL O'Hare Intl Arpt Rev
               Gen Airport 3rd Lein Rfdg
               Ser A-2 (FSA Insd)(AMT) (f) ......................              5.750      01/01/19         17,023,883

       50   Chicago, IL Proj Rfdg Ser A
               (MBIA Insd) (Prerefunded @ 01/01/11) ..............           5.500      01/01/38             53,860
    4,000   Chicago, IL Spl Assmt
               Lakeshore East Proj ...............................           6.625      12/01/22          4,338,680
      680   Chicago, IL Tax Increment Alloc
               Read Dunning Ser B (ACA Insd) .....................           7.250      01/01/14            695,341
    1,925   Chicago, IL Tax Increment Alloc
               Sub Cent Loop Ser A (ACA Insd) ....................           6.500      12/01/08          2,016,938
    1,000   Clay Cnty, IL Hosp Rev
               (Prerefunded @ 12/01/08) ..........................           5.900      12/01/28          1,062,050
    3,476   Cortland, IL Spl Tax Rev
               Sheaffer Sys Proj (Acquired
               5/02/06, Cost $3,441,240) (c) .....................           5.500      03/01/17          3,519,207
    2,000   Deerfield, IL Ed Fac Chicagoland
               Jewish High Sch Proj ..............................           6.000      05/01/41          2,049,340
    1,127   Gilberts, IL Spl Svc Area No 9
               Spl Tax Big Timber Proj (d)(g) ....................           7.375      03/01/11          1,216,360
    1,245   Gilberts, IL Spl Svc Area No 9
               Spl Tax Big Timber Proj
               (Prerefunded @ 03/01/11) (a) ......................           7.750      03/01/27          1,451,384
    1,500   Godfrey, IL Rev Utd Methodist
               Vlg Ser A .........................................           5.875      11/15/29          1,262,370
    2,700   Hoopeston, IL Hosp Cap Impt
               Rev Hoopeston Cmnty Mem
               Hosp Impt & Rfdg ..................................           6.550      11/15/29          2,743,200
    1,575   Huntley, IL Increment Alloc Rev
               Huntley Redev Proj Ser A ..........................           8.500      12/01/15          1,617,005
    2,621   Huntley, IL Spl Svc Area No 10
               Ser A .............................................           6.500      03/01/29          2,754,225
      187   Huntley, IL Spl Svc Area No 10
               Spl Tax Ser A (d) .................................           6.250      03/01/09            193,119
    9,000   Illinois Fin Auth Rev Clare at Wtr
               Tower Proj Ser A ..................................           6.125      05/15/38          9,464,400
    4,500   Illinois Fin Auth Rev Clare Oaks
               Proj Ser A ........................................           6.000      11/15/39          4,721,850
    1,405   Illinois Fin Auth Rev Cmnty Fac
               Clinic Altgeld Proj ...............................           8.000      11/15/16          1,430,515
      500   Illinois Fin Auth Rev Fairview
               Oblig Grp Rfdg Ser A ..............................           6.125      08/15/27            509,220
    1,000   Illinois Fin Auth Rev Friendship
               Vlg Schaumburg A ..................................           5.375      02/15/25          1,020,050

    2,000   Illinois Fin Auth Rev Friendship
               Vlg Schaumburg  Ser A .............................           5.000      02/15/37          2,067,680
    2,700   Illinois Fin Auth Rev Kewanee
               Hosp Proj .........................................           5.000      08/15/26          2,729,673
    3,000   Illinois Fin Auth Rev Landing at
               Plymouth Pl Proj Ser A ............................           6.000      05/15/37          3,202,980
    3,300   Illinois Fin Auth Rev Luther Oaks
               Proj Ser A ........................................           6.000      08/15/26          3,497,736
    2,000   Illinois Fin Auth Rev Luther Oaks
               Proj Ser A ........................................           6.000      08/15/39          2,112,080
    1,000   Illinois Fin Auth Rev Montgomery
               Place Proj ........................................           5.500      05/15/26          1,026,990
    2,000   Illinois Fin Auth Rev Montgomery
               Place Proj Ser A ..................................           5.750      05/15/38          2,088,040
    3,000   Illinois Fin Auth Rev
               Northwestern Mem Hosp Ser A........................           5.500      08/15/43          3,282,870
      500   Illinois Fin Auth Rev Fairview
               Oblig Group Ser A Rfdg ............................           6.000      08/15/20            509,915
    1,500   Illinois Fin Auth Rev Three
               Crowns Pk Plaza Ser A .............................           5.875      02/15/38          1,580,535
    1,000   Illinois Hlth Fac Auth Rev Ctr
               Baptist Home Proj .................................           7.125      11/15/29          1,055,950
    2,500   Illinois Hlth Fac Auth Rev
               Decatur Mem Hosp ..................................           5.750      10/01/24          2,654,225
      650   Illinois Hlth Fac Auth Rev Loyola
               Univ Hlth Sys Ser A
               (Prerefunded @ 07/01/11) ..........................           6.000      07/01/21            708,565
    1,200   Illinois Hlth Fac Auth Rev
               Lutheran Sr Ministries Oblig
               Ser A (Prerefunded @ 08/15/11) ....................           7.375      08/15/31          1,392,984
      250   Illinois Hlth Fac Auth Rev Rfdg
             Ser A ...............................................           6.200      08/15/23            254,002
  1,125   Illinois Hlth Fac Auth Rev Rfdg
             Ser A ...............................................           6.400      08/15/33          1,145,003
    400   Illinois Hlth Fac Auth Rev Silver Cross ................           5.500      08/15/19            414,504
    675   Lake Cnty, IL Fst Presv Dist Ld
             Acquisition & Dev ...................................           5.750      12/15/17            725,666
     80   Lake, Cook, Kane & McHenry
             Cntys, IL Cmnty Unit Sch Dist
             No 22 (FGIC Insd) ...................................           5.750      12/01/19             85,707
  2,200   Manhattan, IL No 04 -1
             Brookstone Springs Proj .............................           6.100      03/01/35          2,338,732

  1,000   Minooka, IL Spl Assmt Impt
             Lakewood Trails Unit 2 Proj .......................           6.375      03/01/34          1,090,580
  1,193   Montgomery, IL Spl Assmt Impt
             Lakewood Creek Proj ...............................           7.750      03/01/30          1,330,398
  1,800   Peoria, IL Spl Tax Weaverridge
             Spl Svc Area (Prerefunded @ 02/01/07) .............           8.050      02/01/17          1,842,102
  3,000   Pingree Grove, IL Spl Svc Area
             No 2 Spl Tax Cambridge Lakes
             Proj Ser 05-2 .....................................           6.000      03/01/35          3,154,800
  2,250   Pingree Grove, IL Spl Svc Area
             No 7 Spl Tax Cambridge Lakes
             Proj Ser 06 .......................................           6.000      03/01/36          2,307,623
  2,000   Plano, IL Spl Svc Area No 1
             Lakewood Springs Proj Ser A .......................           6.200      03/01/34          2,160,360
  1,370   Quad Cities Reg Econ Dev Auth
             IL Multi-Family Hsg Heritage
             Woods Moline Slf Proj .............................           6.000      12/01/41          1,380,946
  2,095   Regional Tran Auth IL Ser B
             (AMBAC Insd) ......................................           8.000      06/01/17          2,798,522
    930   Sterling, IL Rev Hoosier Care
             Proj Ser A ........................................           7.125      06/01/34            962,401
  1,925   Volo Vlg, IL Spl Svc Area No 3
             Symphony Meadows Proj Ser 1 .......................           6.000      03/01/36          1,960,112
  3,135   Wheeling, IL Tax Increment Rev
             N Milwaukee/Lake Cook Tif Proj.....................           6.000      01/01/25          3,195,788
  5,650   Yorkville, IL Utd City Spl Svc
             Area Spl Tax No 2004 107
             Raintree Vlg II Proj ..............................           6.250      03/01/35          6,005,668
  2,000   Yorkville, IL Utd City Spl Svc
             Area Spl Tax No 4 104 Mpi
             Grade Res Proj ....................................           6.375      03/01/34          2,149,140
                                                                                                   --------------
                                                                                                      140,835,819
                                                                                                   --------------
          INDIANA 0.9%
    825   Crawfordsville, IN Redev Cmnty
             Redev Dist Tax Increment Rev
             (Acquired 10/15/97, Cost
             $825,000) (c)(d) ..................................           7.000      02/01/12            842,869
  1,865   Indiana Hlth Fac Fin Auth Rev
             Hoosier Care Proj Ser A ...........................           7.125      06/01/34          1,929,771
  6,500   Indiana Hlth Fac Hosp Rev
             Cmnty Fndtn Northwest IN Ser A ....................           6.000      03/01/34          6,999,590

  2,000   Petersburg, IN Pollutn Ctl Rev IN
             Pwr & Lt (AMT) ....................................           6.375      11/01/29          2,170,360
  1,810   Portage, IN Spl Impt Dist Rev
             Marina Shores Proj ................................           6.375      03/01/35          1,864,409
    470   Saint Joseph Cnty, IN Econ Dev
             Rev Holy Cross Vlg Notre
             Dame Proj Ser A ...................................           6.000      05/15/38            499,027
    265   Saint Joseph Cnty, IN Econ Holy
             Cross Vlg Notre Dame Proj A .......................           5.700      05/15/28            270,372
    230   Saint Joseph Cnty, IN Econ Holy
             Cross Vlg Notre Dame Proj A .......................           6.000      05/15/26            245,792
                                                                                                   --------------
                                                                                                       14,822,190
                                                                                                   --------------
          IOWA 1.0%
  1,000   Bremer Cnty, IA Retirement Fac
             Rev Bartels Lutheran Ser A ........................           5.375      11/15/27          1,026,200
  2,000   Estherville, IA Hosp Rev Avera
             Holy Family Proj ..................................           6.250      07/01/26          2,138,500
    375   Evansdale, IA Hlthcare Westn
             Home Proj (d) .....................................           6.000      11/01/26            385,335
  3,400   Evansdale, IA Hlthcare Westn
             Home Proj Ser A (d) ...............................           6.000      11/01/26          3,484,966
  1,520   Iowa Fin Auth Hlthcare Fac Care
             Initiatives Proj Rfdg
             (Prerefunded @ 07/01/11) ..........................           9.250      07/01/25          1,872,275
  3,250   Iowa Fin Auth Hlth Fac Rev Care
             Initiatives Proj Ser A ............................           5.500      07/01/25          3,430,895
    500   Iowa Fin Auth Retirement Cmnty
             Friendship Haven Proj Ser A .......................           5.750      11/15/19            506,230
    500   Iowa Fin Auth Retirement Cmnty
             Friendship Haven Proj Ser A .......................           6.000      11/15/24            511,130
    800   Iowa Fin Auth Retirement Cmnty
             Friendship Haven Proj Ser A .......................           6.125      11/15/32            817,984
    350   Iowa Fin Auth Sr Hsg Rev
             Bethany Life Cmntys Proj Rfdg
             Ser A .............................................           5.450      11/01/26            352,146
  1,000   Iowa Fin Auth Sr Hsg Rev
             Bethany Life Cmntys Proj Rfdg
             Ser A .............................................           5.550      11/01/41          1,006,360
  1,000   Polk Cnty, IA Hlthcare Fac Rev
             Luther Pk Hlth Ctr Inc Proj .......................           6.150      10/01/36          1,029,210
                                                                                                   --------------
                                                                                                       16,561,231
                                                                                                   --------------
          KANSAS 0.6%
  1,000   Lenexa, KS Hlthcare Fac Rev
             Lakeview Vlg Inc Ser B ............................           6.250      05/15/26          1,023,610

    2,000   Manhattan, KS Hlthcare Fac
               Rev Meadowlark Hills
               Retirement Ser A (e) ..............................           5.000      05/15/24          1,994,140
    1,500   Manhattan, KS Hlthcare Fac
               rev Meadowlark Hills
               Retirement Ser A (e) ..............................           5.000      05/15/36          1,471,605
    1,000   Olathe, KS Sr Living Fac Rev
               Catholic Care Campus Inc Ser A.....................           6.000      11/15/26          1,069,090
    1,000   Olathe, KS Sr Living Fac Rev
               Catholic Care Campus Inc Ser A.....................           6.000      11/15/38          1,071,020
    1,570   Overland Pk, KS Trans Dev Dist
               Spl Assmt Grass Creek Proj ........................           5.125      09/01/28          1,591,007
    1,500   Overland Pk, KS Dev Corp Rev
               First Tier Overland Pk Ser A.......................           7.375      01/01/32          1,640,745
                                                                                                     --------------
                                                                                                          9,861,217
                                                                                                     --------------
            LOUISIANA 0.8%
    1,965   Louisiana Hsg Fin Agy Rev
               Azalea Estates Rfdg Ser A
               (GNMA Collateralized) (AMT) .......................           5.375      10/20/39          2,071,484
    4,100   Louisiana Loc Govt Environment
               Fac Cmnty Dev Auth Rev
               Hlthcare Saint James Pl Rfdg
               Ser A .............................................           7.000      11/01/25          4,283,188
    1,800   Louisiana Loc Govt Environment
               Fac Cmnty Dev Auth Rev
               Hlthcare Saint James Pl Rfdg
               Ser A .............................................           7.000      11/01/29          1,877,652
    1,500   Louisiana Pub Fac Auth Rev
               Progressive Hlthcare ..............................           6.375      10/01/20          1,532,205
    1,000   Louisiana Pub Fac Auth Rev
               Progressive Hlthcare ..............................           6.375      10/01/28          1,019,110
    2,890   Louisiana St Univ & Agric &
               Mechanical College Univ Rev
               Master Agreement (Acquired
               11/30/98, Cost $2,890,429) (c) ....................           5.750      10/30/18          2,894,591
                                                                                                     --------------
                                                                                                         13,678,230
                                                                                                     --------------
            MARYLAND 1.4%
    1,000   Baltimore Cnty, MD Mtg Rev
               Shelter Elder Care Ser A ..........................           7.250      11/01/29          1,044,450
    1,500   Brunswick, MD Spl Oblig
               Brunswick Crossing Spl Taxing .....................           5.500      07/01/36          1,535,100

    4,000   Frederick Cnty, MD Spl Oblig
               Urbana Cmnty Dev Auth Ser A........................             5.950      07/01/30          4,112,280
    1,000   Frederick Cnty, MD Spl Oblig
               Urbana Cmnty Dev Auth Ser B........................             6.250      07/01/30          1,028,640
      230   Maryland St Econ Dev Corp Air
               Cargo Rev Afco Cargo BWI II
               LLC Proj (AMT) (d) ................................             6.250      07/01/07            230,938
    1,180   Maryland St Econ Dev Corp MD
               Golf Course Sys (Prerefunded @ 06/01/11) ..........             8.250      06/01/28          1,375,644
    1,500   Maryland St Econ Dev Corp
               Sr Lien Proj Chesapeake Bay Ser B .................             5.250      12/01/31          1,522,545
    1,540   Maryland St Hlth & Higher Ed
               Calvert Hlth Sys ..................................             5.500      07/01/36          1,648,801
    1,500   Maryland St Hlth & Higher Edl
               Fac Auth Rev Washington
               Christian Academy .................................             5.500      07/01/38          1,506,300
    1,000   Maryland St Hlth & Higher Ed
               Medstar Hlth Rfdg .................................             5.500      08/15/33          1,067,900
    3,000   Montgomery Cnty, MD Econ Dev
             Editorial Proj In Ed Ser A (Acquired
               9/28/98, Cost $3,000,000) (c) .....................             6.400      09/01/28          2,710,950
    2,863   Prince Georges Cnty, MD Rev
               (Prerefunded @ 10/01/07) ..........................             7.000      04/01/16          2,927,246
    1,000   Westminster, MD Econ Dev
               Carroll Lutheran Vlg Ser A ........................             6.000      05/01/24          1,065,460
    1,500   Westminster, MD Econ Dev
               Carroll Lutheran Vlg Ser A ........................             6.250      05/01/34          1,609,125
                                                                                                       --------------
                                                                                                           23,385,379
                                                                                                       --------------
            MASSACHUSETTS 1.8%
    1,000   Massachusetts St Dev Fin Agy
               Briarwood Ser B (Prerefunded @ 12/01/10) ..........             8.000      12/01/22          1,158,110
      250   Massachusetts St Dev Fin Agy
               Rev Evergreen Ctr Inc .............................             5.000      01/01/24            250,080
      500   Massachusetts St Dev Fin Agy
               Rev Evergreen Ctr Inc .............................             5.500      01/01/35            515,160
      735   Massachusetts St Dev Fin Agy
               Rev Gtr Lynn Mental Hlth
               (Prerefunded @ 06/01/08)
               (Acquired 2/27/00, Cost
               735,000) (c) ......................................             7.750      06/01/18            787,398

    1,880   Massachusetts St Dev Fin Agy
               Rev Hillcrest Ed Ctr Inc .........................            6.375      07/01/29          1,914,874
    2,890   Massachusetts St Dev Fin Agy
               Rev Hlthcare Fac Alliance Ser A...................            7.100      07/01/32          3,022,593
    1,000   Massachusetts St Dev Fin Agy
               Rev MCHSP Human Svc
               Providers Ser A (Prerefunded @ 07/01/10) .........            8.000      07/01/20          1,139,560
    3,585   Massachusetts St Dev Fin Agy
               Rev New England Ctr For Children .................            6.000      11/01/19          3,708,324
    3,000   Massachusetts St Dev Fin Agy
               Rev First Mtg Reeds Accd
               Invt Rfdg ........................................            5.750      10/01/31          2,914,890
    3,100   Massachusetts St Hlth & Ed Fac
               Auth Rev Civic Invt Ser B ........................            9.150      12/15/23          3,818,518
      891   Massachusetts St Hlth & Ed Fac
               Nichols College Issue Ser C ......................            6.000      10/01/17            944,665
    1,000   Massachusetts St Hlth & Ed
               Northrn Berkshire Hlth Ser B .....................            6.250      07/01/24          1,071,940
      515   Massachusetts St Indl Fin Agy
               Rev First Mtg GF/Pilgrim Inc Proj ................            6.500      10/01/15            477,317
    2,000   Massachusetts St Indl Fin Agy
               Rev First Mtg GF/Pilgrim Inc Proj ................            6.750      10/01/28          1,770,020
    1,940   Massachusetts St Indl Fin Agy
               Rev First Mtg Reeds Landing
               Proj (Prerefunded @ 10/01/08) (h) ................        7.35/7.45      10/01/28          2,109,110
      220   Massachusetts St Indl Fin Agy
               Rev Gtr Lynn Mental Hlth
               (Acquired 6/24/98, Cost
               $220,000)(c)(g) ..................................            6.200      06/01/08            226,886
    2,130   Massachusetts St Indl Fin Agy
               Rev Gtr Lynn Mental Hlth
               (Prerefunded @ 06/01/08)
               (Acquired 6/24/98, Cost
               $2,130,000)(c) ...................................            6.375      06/01/18          2,241,889
    2,800   Massachusetts St Indl Fin Agy
               Rev Swr Fac Res Ctl
               Composting (AMT) (Aquired
               8/10/89, Cost $2,800,000)(c) .....................            9.250      06/01/10          2,843,988
                                                                                                     --------------
                                                                                                         30,915,322
                                                                                                     --------------

            MICHIGAN 6.3%
    2,500   Chelsea, MI Econ Dev Corp Rev
               Utd Methodist Retirement Rfdg ....................            5.400      11/15/27          2,529,175
   11,299   Detroit, MI Wtr Supply Sys Sr
               Lien Ser A (FSA Insd) (f) ........................            5.000      07/01/23         12,059,564
   11,863   Detroit, MI Wtr Supply Sys Sr
               Lien Ser A (FSA Insd) (f) ........................            5.000      07/01/24         12,661,528
   13,078   Detroit, MI Wtr Supply Sys Sr
               Lien Ser A (FSA Insd) (f) ........................            5.000      07/01/26         13,958,313
      835   Detroit, MI Loc Dev Fin Auth Tax
               Increment Sub Ser C (Acquired
               9/08/97, Cost $835,000) (c) ......................            6.850      05/01/21            854,881
    1,000   Gaylord, MI Hosp Fin Auth Ltd
               Oblig Rev Otsego Mem Hosp Rfdg ...................            6.500      01/01/31          1,050,850
    4,000   Kent Hosp Fin Auth MI Rev
               Metro Hosp Proj Ser A ............................            6.250      07/01/40          4,473,680
    1,700   Hillsdale, MI Hosp Fin Hillsdale
               Cmnty Hlth Ctr ...................................            5.000      05/15/13          1,702,040
    2,390   Meridian, MI Econ Dev Corp Ltd
               Oblig Rev First Mtg Burcham
               Hills Rfdg Ser A .................................            7.500      07/01/13          2,441,361
    3,430   Meridian, MI Econ Dev Corp Ltd
               Oblig Rev First Mtg Burcham
               Hills Rfdg Ser A .................................            7.750      07/01/19          3,504,191
    3,045   Michigan St Hosp Fin Auth Rev
               Hosp Pontiac Osteopathic
               Rfdg Ser A .......................................            6.000      02/01/14          3,045,883
    1,500   Michigan St Hosp Fin Auth Rev
               Hosp Pontiac Osteopathic
               Rfdg Ser A .......................................            6.000      02/01/24          1,500,750
    4,000   Michigan St Hosp Fin Auth Rev
               Midmichigan Oblig Group
               Ser A ............................................            5.000      04/15/36          4,142,600
    2,000   Michigan St Hosp Fin Auth Rev
               Presbyterian Vlg Rfdg ............................            5.500      11/15/35          2,103,420
   13,385   Michigan St Hosp Fin Auth Rev
               Henry Ford Hlth Sys Rfdg
               Ser A (f) ........................................            5.250      11/15/46         14,164,804
   20,660   Wayne Cnty, MI Arpt Auth Rev
               Detroit Metro Wayne Cnty Arpt
               (MBIA Insd) (AMT)(f) .............................            5.250      12/01/24         22,227,887
    3,900   Wenonah Pk Ppty Inc Bay City
               Hotel Rev Bd .....................................            7.500      04/01/33          3,626,025
                                                                                                     --------------
                                                                                                        106,046,952
                                                                                                     --------------

            MINNESOTA 5.6%
     700    Aitkin, MN HlthCare Fac
               Riverwood Hlthcare Ctr Rfdg.........................        5.500    02/01/24              721,154
   2,540    Aitkin, MN HlthCare Fac
               Riverwood Hlthcare Ctr Rfdg.........................        5.600    02/01/32            2,622,550
   2,000    Aitkin, MN Hlth Fac Rev
               Riverwood Hlthcare Ctr Proj
               (Prerefunded @ 02/01/11)............................        7.750    02/01/31            2,291,920
   1,000    Cambridge, MN Hsg & Hlthcare
               Fac Rev Grandview West Proj
               Ser B...............................................        6.000    10/01/33            1,004,910
   2,000    Carlton, MN Hlth & Hsg Fac Inter
               Faith Social Svc Inc Proj
               (Prerefunded @ 04/01/10)............................        7.500    04/01/19            2,237,540
   2,000    Carlton, MN Hlth & Hsg Fac Inter
               Faith Social Svc Inc Proj
               (Prerefunded @ 04/01/10)............................        7.750    04/01/29            2,258,840
   2,700    Carlton, MN Hlth & Hsg Inter
               Faith Care Ctr Proj Rfdg............................        5.700    04/01/36            2,754,405
   2,250    Cuyuna Range Hosp Dist MN
               Hlth Fac Gross Rev..................................        5.500    06/01/35            2,314,012
     790    Duluth, MN Econ Dev Auth
               Hlthcare Fac Rev Saint Lukes
               Hosp................................................        6.000    06/15/12              831,214
   1,500    Duluth, MN Econ Dev Auth
               Hlthcare Fac Rev Saint Lukes
               Hosp................................................        7.250    06/15/32            1,665,660
   2,000    Glencoe, MN Hlthcare Fac Rev
               (Prerefunded @ 04/01/11)............................        7.500    04/01/31            2,282,660
   1,400    Minneapolis, MN Student Hsg
               Rev Riverton Cmnty Hsg Proj
               Ser A...............................................        5.600    08/01/26            1,407,490
   3,100    Minneapolis, MN Student Hsg
               Rev Riverton Cmnty Hsg Proj
               Ser A...............................................        5.700    08/01/40            3,113,144
   1,000    Minneapolis, MN Tax Increment
               Rev Ivy Tower Proj..................................        5.700    02/01/29            1,023,860
   6,695    Minneapolis & Saint Paul, MN Metro
               Arpt Rev Sub Ser B (AMBAC Insd)
               (AMT) (f)...........................................        5.000    01/01/21            7,050,621

   7,385    Minneapolis & Saint Paul, MN Metro
               Arpt Rev Sub Ser B (AMBAC Insd)
               (AMT) (f)...........................................        5.000    01/01/23            7,777,273
     900    Minnesota Agric & Econ Dev Brd
               Rev Hlthcare Benedictine Proj
               Ser A...............................................        5.500    08/01/23              919,305

     875    Minnesota Agric & Econ Dev Brd
               Rev Hlthcare Benedictine Proj
               Ser A...............................................        5.750    02/01/30              897,278
   3,770    Moorhead, MN Sr Hsg Rev
               Sheyenne Crossing Proj..............................        5.650    04/01/41            3,824,703
     875    New Ulm, MN Econ Dev Auth
               Hadc Ridgeway Proj Rfdg
               Ser A (GTY AGMT)....................................        5.750    06/01/28              893,480
   2,150    New Ulm, MN Econ Dev Auth
               Hadc Ridgeway Proj Rfdg
               Ser A (GTY AGMT)....................................        6.000    06/01/41            2,199,966
     850    Northwest, MN Multi-Cnty Hsg &
               Redev Auth Govt Hsg Rev
               Pooled Hsg Prog Rfdg................................        5.250    07/01/26              839,273
   2,340    Northwest, MN Multi-Cnty Hsg &
               Redev Auth Govt Hsg Rev
               Pooled Hsg Prog Rfdg................................        5.450    07/01/41            2,305,976
   2,500    Northwest, MN Multi-Cnty Pooled
               Hsg Prog Rfdg Ser A.................................        6.250    07/01/40            2,541,975
   1,500    Oakdale, MN Rev Sr Hsg Oak
               Meadows Proj Rfdg...................................        6.250    04/01/34            1,576,965
   2,600    Oronoco, MN Multi-Family Hsg
               Rev Wedum Shorewood
               Campus Proj Rfdg....................................        5.400    06/01/41            2,610,166
   1,100    Pine City Minn Lease Rev Lakes
               Intl Language Academy Ser A.........................        6.250    05/01/35            1,118,942
   2,000    Prior Lake, MN Sr Hsg Rev
               Shepards Path Ser B.................................        5.700    08/01/36            2,063,980
   2,000    Prior Lake, MN Sr Hsg Rev
               Shepards Path Ser B.................................        5.750    08/01/41            2,040,940
   1,425    Ramsey, MN Lease Rev Pact
               Charter Sch Proj Ser A..............................        6.750    12/01/33            1,536,378
   1,500    Saint Cloud, MN Hsg & Redev
               Auth Sterling Heights Apt Proj
               (AMT)...............................................        7.550    04/01/39            1,589,295
   1,000    Saint Paul, MN Hsg & Redev
               Auth Higher Ground Academy
               Rfdg Ser A..........................................        6.625    12/01/23            1,032,080
   5,000    Saint Paul, MN Hsg & Redev
               Auth Hosp Rev Hlth East Proj........................        6.000    11/15/35            5,511,300
   2,185    Saint Paul, MN Hsg & Redev
               Auth Lease Rev Hope Cmnty
               Academy Proj........................................        6.250    12/01/33            2,261,082

   2,295    Saint Paul, MN Hsg & Redev
               Auth LSE Rev Rfdg (b)...............................        6.750    01/01/35            1,635,463
   1,000    Saint Paul, MN Hsg & Redev
               Cmnty of Peace Academy Proj
               Ser A (Prerefunded @
               12/01/10)...........................................        7.875    12/01/30            1,162,610
   2,250    Saint Paul, MN Port Auth Hotel
               Fac Rev Radisson Kellogg Proj
               Rfdg Ser 2 (Prerefunded @
               08/01/08)...........................................        7.375    08/01/29            2,443,523
     700    Saint Paul, MN Port Auth Lease
               Rev Hltheast Midway Campus
               03 Ser B............................................        6.000    05/01/30              726,411
   2,355    Saint Louis PK, MN Rev
               Roitenberg Family Asstd
               Proj Rfdg...........................................        5.700    08/15/41            2,408,882
     400    Saint Paul, MN Hsg & Redev Auth
               Hmong Academy Proj Ser A............................        5.750    09/01/26              403,060
   1,000    Saint Paul, MN Hsg & Redev Auth
               Hmong Academy Proj Ser A............................        6.000    09/01/36            1,010,500
   1,250    Saint Paul, MN Port Auth Lease Rev
               Hltheast Midway Campus
               Ser 2003-A..........................................        5.875    05/01/30            1,294,850
   1,000    Shakopee, MN Hlthcare Saint
               Francis Regl Med Ctr................................        5.250    09/01/34            1,049,330
   1,000    Vadnais Heights, MN Lease
               Rev Agric & Food
               Sciences Ser A......................................        6.375    12/01/24            1,020,560
   1,000    Vadnais Heights, MN Lease Rev
               Agric & Food Sciences Ser A.........................        6.600    12/01/34            1,018,500
   1,350    Park Rapids, MN Hsg & Hlth Fac
                Rev CDL Homes LLC Proj.............................        5.827    08/01/36            1,362,474
   1,450    Winona, MN Hlthcare Winona
               Hlth Ser A..........................................        6.000    07/01/34            1,586,286
                                                                                                 ----------------
                                                                                                       94,242,786
                                                                                                 ----------------
            MISSISSIPPI 0.0%
     615    Mississippi Bus Fin Corp (AMT).........................        7.250    07/01/34              675,897
                                                                                                 ----------------

            MISSOURI 4.1%
   1,500    Carthage, MO Hosp Rev..................................        5.875    04/01/30            1,535,850
   8,500    Carthage, MO Hosp Rev..................................        6.000    04/01/38            8,695,925
   1,250    Cole Cnty, MO Indl Dev Auth Sr
               Living Fac Rev Lutheran Sr
               Svc Heisinger Proj..................................        5.500    02/01/35            1,321,912

     960    Fenton, MO Tax Increment Rev
               & Impt Gravois Bluffs Proj
               Rfdg (Prerefunded @
               10/01/11)...........................................        7.000    10/01/21            1,103,395
     910    Fenton, MO Tax Increment Rev
               & Impt Gravois Bluffs Proj
               Rfdg (Prerefunded @
               10/01/12)...........................................        6.125    10/01/21            1,023,896
   1,400    Ferguson, MO Tax Increment Rev
               Crossings at Halls Ferry Proj.......................        5.000    04/01/17            1,384,964
     120    Ferguson, MO Tax Increment Rev
               Crossings at Halls Ferry Proj (g)...................        7.250    04/01/07              120,973
   3,095    Ferguson, MO Tax Increment
               Rev Crossings at Halls Ferry
               Proj (Prerefunded @ 04/01/07).......................        7.625    04/01/17            3,184,291
     209    Ferguson, MO Tax Increment
               Rev Crossings at Halls Ferry
               Proj (Prerefunded @ 04/01/07).......................        7.625    04/01/18              215,030
   2,590    Hermann, MO Area Hosp Dist
               Hosp Rev............................................        5.100    09/01/31            2,570,057
   3,000    Joplin, MO Indl Dev Auth Hlth Fac
                Rev Freeman Hlth Sys Proj..........................        5.500    02/15/29            3,222,750
   2,000    Kansas City, MO Indl Dev Auth
               First Mtg Bishop Spencer Ser A......................        6.250    01/01/24            2,114,640
   1,500    Kansas City, MO Indl Dev Auth
               First Mtg Bishop Spencer Ser A......................        6.500    01/01/35            1,595,085
     972    Kansas City, MO Indl Dev Auth
               Multi-Family Hsg Rev
               Brentwood Manor Apt Proj Ser
               B (AMT).............................................        7.250    10/15/38            1,012,678
   3,000    Kansas City, MO Indl Dev Plaza
               Lib Proj............................................        5.900    03/01/24            3,032,190
   1,773    Kansas City, MO Multi-Family
               Hsg Rev Northwoods Apts
               Proj Ser A (AMT)....................................        6.450    05/01/40            1,861,969
   2,641    Missouri St Hlth & Ed Fac Auth
               Fac Rev BJC Hlth Sys (f)............................        5.250    05/15/16            2,813,199

   3,318    Missouri St Hlth & Ed Fac Auth
               Fac Rev BJC Hlth Sys (f)............................        5.250    05/15/17            3,534,666

   2,641    Missouri St Hlth & Ed Fac Auth
               Fac Rev BJC Hlth Sys (f)............................        5.250    05/15/18            2,813,199
   2,000    Missouri St Hlth & Ed Fac Auth
               Hlth Fac Rev BJC Hlth Sys
               Ser A (f)...........................................        5.000    05/15/19            2,125,985

   2,000    Missouri St Hlth & Ed Fac Auth
               Hlth Fac Rev BJC Hlth Sys
               Ser A (f)...........................................        5.000    05/15/20            2,125,985

   2,000    Missouri St Hlth & Ed Fac Auth
               Hlth Fac Rev BJC Hlth Sys
               Ser A (f)...........................................        5.000    05/15/21            2,125,985

   3,000    Missouri St Hlth & Ed Fac Auth
               Hlth Fac Rev BJC Hlth Sys
               Ser A (f)...........................................        5.000    05/15/22            3,188,977

   3,780    Missouri St Hlth & Ed Fac Auth
               Hlth Fac Rev BJC Hlth Sys
               Ser A (f)...........................................        5.000    05/15/18            4,018,112
   2,220    Nevada, MO Hosp Rev Neveda
               Regional Med Ctr....................................        6.750    10/01/22            2,376,621
   2,750    Saint Joseph, MO Indl Dev Auth
               Hlthcare Rev Living Cmnty
               Saint Joseph Proj...................................        7.000    08/15/32            2,814,488
     500    Saint Joseph, MO Indl Dev Auth
               Tax Increment Rev Shoppes at
               North Vlg Proj Ser A................................        5.100    11/01/19              503,595
   1,000    Saint Joseph, MO Indl Dev Auth
               Tax Increment Rev Shoppes at
               North Vlg Proj Ser A................................        5.500    11/01/27            1,020,650
   4,720    Saline Cnty, MO Indl Dev Auth
               Hlth Fac Rev (Acquired 1/12/99,
               Cost $4,629,292) (c)................................        6.500    12/01/28            4,873,400
   1,000    Sikeston, MO Elec Rev Rfdg
               (MBIA Insd).........................................        6.000    06/01/15            1,161,720
                                                                                                 ----------------
                                                                                                       69,492,187
                                                                                                 ----------------
            MONTANA 0.2%
   1,000    Montana Fac Fin Auth Rev Sr
               Living Saint Johns Lutheran Ser A...................        6.000    05/15/25            1,037,660
   2,000    Montana Fac Fin Auth Rev Sr
               Living Saint Johns Lutheran Ser A...................        6.125    05/15/36            2,097,800
                                                                                                 ----------------
                                                                                                        3,135,460
                                                                                                 ----------------
            NEVADA 0.5%
   3,500    Clark Cnty, NV Indl Dev
               Southwest Gas Corp Proj Ser
               D1 (FGIC Insd) (AMT)................................        5.250    03/01/38            3,735,760
   3,000    Henderson, NV Hlthcare Fac
               Rev Catholic Hlthcare West
               Ser A...............................................        5.625    07/01/24            3,247,680

   1,000    Las Vegas, NV Loc Impt Bds Spl
               Impt Dist No 607....................................        6.000    06/01/19            1,034,380
                                                                                                 ----------------
                                                                                                        8,017,820
                                                                                                 ----------------

            NEW HAMPSHIRE 0.4%
   1,500    New Hampshire Hlth & Ed Fac
               Auth Rev Hlthcare Sys
               Covenant Hlth.......................................        5.500    07/01/34            1,602,525
   1,690    New Hampshire Hlth & Ed Fac
               Auth Rev Huntington at
               Nashua Ser A........................................        6.875    05/01/33            1,812,407
   1,500    New Hampshire Hlth & Ed Fac
               Speare Mem Hosp.....................................        5.875    07/01/34            1,587,900
   1,000    New Hampshire St Business Fin
               Auth Rev Alice Peck Day Hlth
               Sys Ser A...........................................        6.875    10/01/19            1,060,480
                                                                                                 ----------------
                                                                                                        6,063,312
                                                                                                 ----------------
            NEW JERSEY 5.4%
   1,000    Middlesex Cnty, NJ Pollutn Ctl
               Amerada Rfdg........................................        6.050    09/15/34            1,083,040
   2,000    New Jersey Econ Dev Auth
               Cedar Crest Vlg Inc Fac Ser A
               (Prerefunded @ 11/15/08)............................        7.000    11/15/16            2,111,280
   2,500    New Jersey Econ Dev Auth
               Econ Dev Rev Utd Methodist
               Homes Ser A-1.......................................        6.000    07/01/18            2,710,675
   2,000    New Jersey Econ Dev Auth
               First Mtg Franciscan Oaks Proj......................        5.700    10/01/17            2,046,100
   1,230    New Jersey Econ Dev Auth
               First Mtg Lions Gate Proj A.........................        5.875    01/01/37            1,289,790
     750    New Jersey Econ Dev Auth
               First Mtg Seashore Gardens Proj.....................        5.300    11/01/26              760,973
     900    New Jersey Econ Dev Auth
               First Mtg Seashore Gardens Proj.....................        5.375    11/01/36              911,457
   1,000    New Jersey Econ Dev Auth
               Retirement Cmnty Rev Ser A
               (Prerefunded @ 11/15/10)............................        8.000    11/15/15            1,148,730
   1,000    New Jersey Econ Dev Auth
               Retirement Cmnty Rev Ser A
               (Prerefunded @ 11/15/10)............................        8.125    11/15/18            1,074,810
   1,440    New Jersey Econ Dev Auth
               Retirement Cmnty Rev Ser A
               (Prerefunded @11/15/10).............................        8.125    11/15/23            1,660,118
     710    New Jersey Econ Dev Auth Rev
               First Mtg Lions Gate Proj A.........................        5.750    01/01/25              739,550

   1,365    New Jersey Econ Dev Auth Rev
               Kullman Assoc Proj Ser A (AMT)......................        6.125    06/01/18            1,302,319
   2,000    New Jersey Econ Dev Auth Rev
               Sr Living Fac Esplanade Bear (AMT)..................        7.000    06/01/39            1,466,500
   1,500    New Jersey Econ Dev Auth Sr
               Mtg Arbor Ser A.....................................        6.000    05/15/28            1,551,675
   3,500    New Jersey Econ Dev Auth Utd
               Methodist Homes NJ Oblig............................        5.750    07/01/29            3,589,670
     900    New Jersey Hlthcare Fac Fin
               Auth Rev Avalon at
               Hillsborough Ser A (AMT)............................        6.375    07/01/25              917,226
     575    New Jersey Hlthcare Fac Fin
               Auth Rev Avalon at
               Hillsborough Ser A (AMT)............................        6.625    07/01/35              586,506
   8,840    New Jersey Hlthcare Fac Fin
               Auth Rev Cap Apprec St
               Barnabas Hlth Ser B (e).............................            *    07/01/35            2,097,909
   7,780    New Jersey Hlthcare Fac Fin
               Auth Rev Cap Apprec St
               Barnabas Hlth Ser B (e).............................            *    07/01/36            1,755,479
   7,155    New Jersey Hlthcare Fac Fin
               Auth Rev Cap Apprec St
               Barnabas Hlth Ser B (e).............................            *    07/01/37            1,530,454
   3,225    New Jersey Hlthcare Fac Fin
               Auth Rev Cap Hlth Sys Oblig
               Grp Ser A...........................................        5.375    07/01/33            3,379,832
     645    New Jersey Hlthcare Fac Fin
               Auth Rev Raritan Bay Med Ctr
               Issue Rfdg..........................................        7.250    07/01/14              660,996
   2,500    New Jersey Hlthcare Fac Fin
               Auth Rev St Barnabas
               Hlthcare Sys Ser A (e)..............................        5.000    07/01/29            2,589,625
   3,000    New Jersey Hlthcare Fac Fin
               Inst Inc Cherry Hill Proj...........................        8.000    07/01/27            3,076,950
     970    New Jersey St Ed Fac Auth Rev
              Felician College of Lodi Ser D
             (Acquired 11/07/97, Cost $970,000) (c)................        7.375    11/01/22            1,005,861
  30,000    New Jersey St Transn Tr Fd Auth
               Transn Sys Ser A (f)................................        5.500    12/15/22           34,711,500
   5,000    Tobacco Settlement Fin Corp NJ.........................        6.250    06/01/43            5,589,750
   3,535    Tobacco Settlement Fin Corp NJ.........................        6.750    06/01/39            4,052,878

   5,000    Tobacco Settlement Fin Corp NJ
               Asset Bkd...........................................        6.000    06/01/37            5,434,700
                                                                                                 ----------------
                                                                                                       90,836,353
            NEW MEXICO 0.5%
   4,010    Albuquerque, NM Retirement
               Fac Rev La Vida Llena Proj
               Rfdg Ser B..........................................        6.600    12/15/28            4,181,869
   1,505    Cabezon Pub Impt Dist NM Spl
               Levg Rev............................................        6.000    09/01/24            1,576,397
     991    New Mexico Hsg Auth Region lll
               Sr Brentwood Gardens Apt
               Ser A (AMT).........................................        6.850    12/01/31            1,072,728
     750    Ventana West Pub Impt Dist NM..........................        6.875    08/01/33              812,505
                                                                                                 ----------------
                                                                                                        7,643,499
                                                                                                 ----------------
            NEW YORK 9.9%
     955    Bethlehem, NY Indl Dev Agy Sr
               Hsg Rev Van Allen Proj Ser A........................        6.875    06/01/39              991,118
   1,000    Brookhaven, NY Indl Dev Agy
               Mem Hosp Med Ctr Inc Ser A..........................        8.125    11/15/20            1,099,550
   1,400    Brookhaven, NY Indl Dev Agy Sr
               Residential Hsg Rev
               Woodcrest Estates Fac Ser A (AMT)...................        6.375    12/01/37            1,449,588
   3,415    Dutchess Cnty, NY Indl Dev Agy
               Saint Francis Hosp Rfdg Ser A.......................        7.500    03/01/29            3,810,764
   1,700    East Rochester, NY Hsg Auth
               Rev Sr Living-Woodland
               Vlg Proj Rfdg.......................................        5.500    08/01/33            1,752,105
   2,000    Erie Cnty, NY Indl Dev Agy Rev
               Orchard Pk CCRC Inc Proj Ser A......................        6.000    11/15/36            2,144,600
   1,840    Monroe Cnty, NY Indl Dev Agy
                                Woodland Vlg Proj
               (Prerefunded @ 11/15/10)............................        8.000    11/15/15            2,093,681
   7,500    New York City Indl Dev Agy
               Rev Yankee Stadum Pilot (f).........................        5.000    03/01/31            7,979,175

   5,580    New York City Indl Dev Agy
               Rev Yankee Stadum Pilot (f).........................        5.000    03/01/36            5,936,506
  43,175    New York City Indl Dev Agy Rev
               Liberty 7 World Trade Ctr Ser A.....................        6.250    03/01/15           45,978,353
  15,400    New York City Indl Dev Agy Rev
               Liberty 7 World Trade Ctr Ser A.....................        6.500    03/01/35           16,445,506
   2,975    New York City Ser A....................................        7.000    08/01/07            3,027,211

  17,780    New York City Indl Dev Agy
               Liberty 7 World Trade Ctr Ser A (f).................        6.250    03/01/15           18,934,455
  10,000    New York City Mun Wtr Fin Auth
               Wtr & Swr Sys Rev Ser D (f).........................        5.000    06/15/38           10,553,650
  10,000    New York City Mun Wtr Fin Auth
               Wtr & Swr Sys Rev Ser D (f).........................        5.000    06/15/36           10,526,050
   2,500    New York St Energy Resh &  Dev Auth
               Gas Fac Rev (Inverse Fltg)..........................        8.751    04/01/20            2,753,850
   1,940    Saratoga Cnty, NY Indl Dev Agy
               Sr Hsg Rev Highpointe at Malta
               Proj Ser A..........................................        6.875    06/01/39            2,031,587
   1,000    Suffolk Cnty, NY Gurwin Jewish
               Phase II............................................        6.700    05/01/39            1,096,650
   1,000    Suffolk Cnty, NY Indl Dev Agy
               Continuing Care Retirement
               Cmnty Rev Ser A
               (Prerefunded @ 11/01/09)............................        7.250    11/01/28            1,112,930
   2,875    Suffolk Cnty, NY Indl Dev Agy
               Eastern Long Is Hosp Assoc
               Ser A...............................................        7.750    01/01/22            3,081,856
   1,280    Suffolk Cnty, NY Indl Dev Agy
               Indl Dev Rev Spellman High
               Voltage Fac Ser A (AMT).............................        6.375    12/01/17            1,287,859
   4,000    Suffolk Cnty, NY Indl Dev Agy
               Medford Hamlet Asstd Living
               Proj (AMT)..........................................        6.375    01/01/39            4,110,800
   1,445    Suffolk Cnty, NY Indl Dev Agy
               Peconic Landing Ser A...............................        8.000    10/01/20            1,609,282
   1,000    Syracuse, NY Indl Dev Agy Rev
               First Mtg Jewish Home Ser A.........................        7.375    03/01/31            1,080,270
  10,000    TSASC Inc. NY Ser 1 (f)................................        5.000    06/01/26           10,252,700
   2,700    Ulster Cnty, NY Indl Dev Agy
               Civic Fac Rev Benedictine
               Hosp Proj Ser A (Prerefunded
               @ 06/01/09).........................................        6.450    06/01/24            2,881,953
   2,315    Utica, NY Indl Dev Agy Civic
               Utica College Civic Fac.............................        6.750    12/01/21            2,536,129
   1,000    Westchester Cnty, NY Indl Dev
               Hebrew Hosp Sr Hsg Inc Ser A........................        7.375    07/01/30            1,078,600
                                                                                                 ----------------
                                                                                                      167,636,778
                                                                                                 ----------------
            NORTH CAROLINA 0.3%
   2,000    North Carolina Med Care Commn
               First Mtg Utd Methodist Homes
               (Prerefunded @ 10/01/09)............................        7.000    10/01/17            2,176,400

 2,600      North Carolina Med Care Commn
               Retirement Fac Rev First Mtg
                Ser A 05...........................................        5.500    10/01/35            2,680,496
                                                                                                 ----------------
                                                                                                        4,856,896
                                                                                                 ----------------
            NORTH DAKOTA 0.2%

 2,000      Grand Forks, ND Sr Hsg Rev Spl
               Term 4000 Vly Square Proj
               (Prerefunded @ 12/01/07)............................        6.250    12/01/34            2,041,220
   930      Grand Forks, ND Sr Hsg Rev Spl
               Term 4000 Vly Square Proj
               (Prerefunded @ 12/01/07)............................        6.375    12/01/34              949,018
                                                                                                 ----------------
                                                                                                        2,990,238
                                                                                                 ----------------
            OHIO 3.5%
10,200      Adams Cnty Hosp Fac Impt Rev
               Adams Cnty Hosp Proj................................        6.500    09/01/36           10,601,982
 5,000      Athens Cnty, OH Hosp Fac Rev
               Impt O'Bleness Mem Rfdg Ser A.......................        7.125    11/15/33            5,486,000
 3,000      Cleveland-Cuyahoga Cnty, OH
               Spl Assmt/Tax Increment.............................        7.000    12/01/18            3,299,610
 1,000      Cuyahoga Cnty, OH Hlthcare
               Fac Franciscan Cnty OH Inc
               Proj Ser C..........................................        6.250    05/15/32            1,022,660
 5,000      Cuyahoga Cnty, OH Rev Rfdg
               Ser A...............................................        6.000    01/01/32            5,540,650
 1,760      Dayton, OH Spl Fac Rev Air
               Freight Cargo Day LLC Proj
               (AMT)...............................................        6.300    04/01/22            1,789,638
 7,510      Erie Cnty, OH Hosp Fac Rev
               Firelands Regl Med Ctr Ser A........................        5.625    08/15/32            8,040,056
 5,955      Franklin Cnty, OH Hlthcare Fac
               Rev Impt Lutheran Sr City Proj
               Rfdg (d)............................................        6.125    12/15/28            5,964,349
 2,600      Franklin Cnty, OH Hlthcare Fac
               Rev Impt OH Presbyterian Svc
               Ser A...............................................        5.125    07/01/35            2,691,468
 2,400      Hamilton Cnty, OH Hlthcare Life
                Rev  Life Enriching Cmnty
               Proj Rfdg Ser  A....................................        5.000    01/01/37            2,444,472
 1,500      Lucas Cnty, OH Hlthcare & Impt
               Sunset Retirement Rfdg..............................        6.500    08/15/20            1,606,590
   750      Lucas Cnty, OH Port Auth Rev
               Saint Mary Woods Proj Ser A.........................        6.000    05/15/24              768,083

   2,250    Lucas Cnty, OH Port Auth Rev
               Saint Mary Woods Proj Ser A.........................        6.000    05/15/34            2,286,293
   2,805    Madison Cnty, OH Hosp Impt
               Rev Madison Cnty Hosp Proj
               Rfdg (Prerefunded @
               08/01/08)...........................................        6.400    08/01/28            2,914,984
   4,340    Norwood, OH Tax Increment
               Rev Fin Cornerstone at
               Norwood.............................................        6.200    12/01/31            4,395,031
                                                                                                 ----------------
                                                                                                       58,851,866
                                                                                                 ----------------
            OKLAHOMA 1.8%
   1,000    Citizen Potawatomi Nation, OK
               Ser A...............................................        6.500    09/01/16            1,062,580
     430    Langston, OK Econ Dev
               Langston Cmnty Dev Corp Proj
               Ser A (g)...........................................        7.000    08/01/10              455,262
   1,000    Langston, OK Econ Dev
               Langston Cmnty Dev Corp Proj
               Ser A (Prerefunded @
               08/01/10)...........................................        7.625    08/01/20            1,143,350
     750    Langston, OK Economic Dev
               Langston Cmnty Dev Corp Proj
               Ser A (Prerefunded @
               08/01/10)...........................................        7.400    08/01/17              851,902
   1,000    Norman, OK Regl Hosp Auth
               Hosp Rev............................................        5.375    09/01/29            1,058,290
   3,000    Norman, OK Regl Hosp Auth
               Hosp Rev............................................        5.375    09/01/36            3,160,500
   2,000    Oklahoma Cnty, OK Fin Auth
               Rev Epworth Villa Proj Rfdg.........................        6.000    04/01/18            2,052,240
     750    Oklahoma Cnty, OK Fin Auth
               Rev Epworth Villa Proj Rfdg
               Ser A...............................................        5.700    04/01/25              775,867
   1,250    Oklahoma Cnty, OK Fin Auth
               Rev Epworth Villa Proj Rfdg
               Ser A...............................................        5.875    04/01/30            1,308,913
   1,000    Oklahoma Cnty, OK Fin Auth
               Rev Epworth Villa Proj Rfdg
               Ser A...............................................        7.000    04/01/25            1,023,790
   5,500    Oklahoma Cnty, OK Fin Auth
               Rev Retirement Fac Concordia
               Ser A...............................................        6.000    11/15/38            5,608,295
   1,500    Oklahoma Cnty, OK Fin Auth
               Rev Retirement Fac Concordia
               Ser A...............................................        6.125    11/15/25            1,544,340

   4,000    Oklahoma Dev Fin Auth Rev
               Hillcrest Hlthcare Sys Rfdg
               Ser A (Prerefunded @ 08/15/09)......................        5.625    08/15/19            4,237,080
   1,065    Oklahoma Dev Fin Auth Rev
               Hillcrest Hlthcare Sys Rfdg
               Ser A (Prerefunded @ 08/15/09)......................        5.750    08/15/12            1,131,435
   1,000    Oklahoma Dev Fin Auth Rev
               Hillcrest Hlthcare Sys Rfdg
               Ser A (Prerefunded @ 08/15/09)......................        5.750    08/15/15            1,062,380
   3,250    Tulsa Cnty, OK Pub Fac Auth
               (AMBAC Insd) (Prerefunded @ 11/01/09)...............        6.250    11/01/22            3,541,298
                                                                                                 ----------------
                                                                                                       30,017,522
                                                                                                 ----------------
            OREGON 0.9%
   2,000    Clackamas Cnty, OR Hosp Fac
               Willamette View Inc Proj Ser A
               (Prerefunded @ 11/01/09)............................        7.500    11/01/29            2,224,840
   2,145    Clatsop Care Ctr Hlth Dist OR
               Rev Sr Hsg..........................................        6.875    08/01/28            2,197,703
   1,250    Multhnomah Cnty Ore Hosp Fac
               Auth Rev Terwilliger Plaza Proj A...................        5.250    12/01/26            1,290,850
   2,500    Multnomah Cnty, OR Hosp Fac
               Auth Rev Terwilliger Plaza Proj
               Rfdg (Acquired 5/21/04, Cost
               $2,442,200) (c).....................................        6.500    12/01/29            2,586,825
   1,250    Multnomah Cnty, OR Hosp Facs
               Auth Rev Terwilliger Plaza Proj.....................        5.250    12/01/36            1,282,912
     945    Oregon St Hlth Hsg Ed Auth OR
               Baptist Retirement Homes Ser A......................        8.000    11/15/26              962,284
   4,998    Oregon St Hlth Hsg Ed & Cultural
               Fac Auth Ser A (AMT)................................        7.250    06/01/28            5,179,259
                                                                                                 ----------------
                                                                                                       15,724,673
                                                                                                 ----------------
            PENNSYLVANIA 4.4%
   1,925    Allegheny Cnty, PA Hosp Dev
               Hlth Sys Ser B......................................        9.250    11/15/15            2,298,315
   2,000    Allegheny Cnty, PA Hosp Dev
               Hlth Sys Ser B......................................        9.250    11/15/22            2,383,880
   2,000    Allegheny Cnty, PA Hosp Dev
               Hlth Sys Ser B......................................        9.250    11/15/30            2,379,920

2,000       Allegheny Cnty, PA Indl Dev
               Auth Lease Rev (AMT)................................        6.625    09/01/24            2,066,880
1,500       Allegheny Cnty, PA Redev Auth
               Pittsburgh Mills Proj...............................        5.600    07/01/23            1,594,845
1,500       Bucks Cnty, PA Indl Dev Auth
               Retirement Cmnt Rev Ann's
               Choice Inc Fac Ser A................................        6.125    01/01/25            1,600,575
1,250       Bucks Cnty, PA Indl Dev Auth
               Retirement Cmnt Rev Ann's
               Choice Inc Fac Ser A................................        6.250    01/01/35            1,330,800
1,000       Bucks Cnty, PA Indl Dev Auth
               Rev First Mtg Hlthcare Fac Chandler.................        6.200    05/01/19            1,019,350
1,800       Bucks Cnty, PA Indl Dev Auth
               Rev First Mtg Hlthcare Fac Chandler.................        6.300    05/01/29            1,836,684
1,500       Chester Cnty, PA Hlth & Ed Fac
               Chester Cnty Hosp Ser A.............................        6.750    07/01/31            1,649,490
2,000       Cumberland Cnty, PA Indl Dev
               Auth Rev First Mtg Woods
               Cedar Run Rfdg Ser A (b)(j).........................        6.500    11/01/28            1,006,080
3,000       Dauphin Cnty, PA Gen Auth Rev
               Office & Pkg Riverfront Office......................        6.000    01/01/25            2,889,840
1,000       Fulton Cnty, PA Indl Dev Auth
               Hosp Rev Fulton Cnty Med Ctr Proj...................        5.675    07/01/31            1,037,590
1,900       Fulton Cnty, PA Indl Dev Auth
               Hosp Rev Fulton Cnty Med Ctr Proj...................        5.900    07/01/40            1,972,200
2,000       Harrisburg, PA Auth Univ Rev
               Harrisburg Univ of Science
               Ser B (e)...........................................        6.000    09/01/36            2,038,480
1,000       Harrisburng, PA Auth Univ Rev
               Harrisburg Univ of Science
               Ser A (e)...........................................        5.400    09/01/16            1,010,810
2,200       Indiana Cnty, PA Indl Dev Auth
               PSEG Pwr LLC Proj Rfdg (AMT)........................        5.850    06/01/27            2,331,450
1,000       Lancaster Cnty, PA Hosp Auth
               Rev Hlth Ctr Saint Anne's Home......................        6.625    04/01/28            1,036,040
1,200       Lehigh Cnty, PA Gen Purp Auth
               First Mtg Bible Fellowship Church...................        7.625    11/01/21            1,332,360

   3,000    Lehigh Cnty, PA Gen Purp Auth
               Rev Good Shepherd Grp Ser A.........................        5.500    11/01/24            3,201,240
   3,585    Lehigh Cnty, PA Gen Purp Auth
               Rev Kidspeace Oblig Grp (d).........................        6.200    11/01/14            3,595,002
   5,500    Lehigh Cnty, PA Gen Purp Auth
               Rev Kidspeace Oblig Grp Rfdg........................        6.000    11/01/23            5,442,085
   1,000    Lehigh Cnty, PA Indl Dev Auth
               Hlth Fac Rev Lifepath Inc Proj......................        6.100    06/01/18            1,001,670
   4,180    Montgomery Cnty, PA Higher Ed
               & Hlth Auth Rev Impt & Rfdg.........................        6.875    04/01/36            4,479,204
   1,085    Montgomery Cnty, PA Indl Dev
               Auth Rev Mtg Whitemarsh
               Cont Care Proj......................................        6.000    02/01/21            1,154,180
   4,500    Montgomery Cnty, PA Indl Dev
               Auth Rev Mtg Whitemarsh
               Cont Care Proj......................................        6.250    02/01/35            4,820,805
   1,365    Northeastern, PA Hosp & Ed
               Auth Hlthcare Rev...................................        7.125    10/01/29            1,408,939
   1,690    Northeastern, PA Hosp & Ed
               Auth Hlthcare Rev Oakwood
               Ter Proj (Acquired 12/27/05,
               Cost $1,690,000) (c)(d).............................        6.500    10/01/32            1,728,769
   1,500    Pennsylvania Econ Dev Fin Auth
               Reliant Energy Ser A (AMT)..........................        6.750    12/01/36            1,649,235
   3,000    Pennsylvania Econ Dev Fin Auth
               Reliant Energy Seward Ser A (AMT)...................        6.750    12/01/36            3,298,470
     980    Pennsylvania St Higher Ed
               Student Assn Inc Proj Ser A.........................        6.750    09/01/32            1,068,171
   2,150    Philadelphia, PA Auth Indl Dev
               Rev Coml Dev Rfdg (AMT).............................        7.750    12/01/17            2,154,708
   1,695    Philadelphia, PA Hosp & Higher
               Ed Fac Auth Rev Centralized
               Comp Human Svcs Ser A...............................        6.125    01/01/13            1,692,051
   1,500    Scranton Lackawanna, PA Hlth
               & Welfare Auth Rev Rfdg
               (Prerefunded @ 01/15/07)............................        7.250    01/15/17            1,532,025
   2,000    Scranton Lackawanna, PA Hlth
               & Welfare Auth Rev Rfdg
               (Prerefunded @ 01/15/07)............................        7.350    01/15/22            2,042,780

   1,500    Westmoreland Cnty, PA Indl Dev
              Hlthcare Fac Redstone Ser B
              (Prerefunded @ 11/15/10).............................        8.000    11/15/23            1,722,510
                                                                                                 ----------------
                                                                                                       74,807,433
                                                                                                 ----------------
            RHODE ISLAND 0.3%
   1,825    Rhode Island St Econ Dev Corp
               Rev Oblig Providence Pl.............................        7.250    07/01/20            1,881,976
   3,000    Tobacco Settlement Fin Corp RI
               Asset Bkd Ser A.....................................        6.000    06/01/23            3,208,320
                                                                                                 ----------------
                                                                                                        5,090,296
                                                                                                 ----------------
            SOUTH CAROLINA 1.5%
   2,500    Lancaster Cnty, SC Assmt Rev
              Edenmoor Impt Dist Ser B (Acquired
              5/19/06, Cost $2,500,000) (c)........................        5.750    12/01/37            2,668,050
   1,700    Lancaster Cnty, SC Assmt Rev
               San City Carolina Lakes Impt........................        5.450    12/01/37            1,725,704
   1,000    Myrtle Beach, SC Tax Increment
               Myrtle Beach Air Force Base
               Ser A...............................................        5.250    11/01/26            1,018,780
   1,250    Myrtle Beach, SC Tax Increment
               Myrtle Beach Air Force Base
               Ser A...............................................        5.300    11/01/35            1,275,362
   3,000    South Carolina Jobs Econ Dev
               Auth Econ Dev Rev
               Westminster Impt & Rfdg.............................        5.375    11/15/30            3,046,350
   1,570    South Carolina Jobs Econ Dev
               Auth Hosp Fac Rev Palmetto
               Hlth Alliance Impt & Rfdg Ser A.....................        6.250    08/01/31            1,761,666
   1,000    South Carolina Jobs Econ Dev
               Episcopal Home Still Proj Ser A.....................        6.000    05/15/17            1,027,120
   2,000    South Carolina Jobs Econ Dev
               First Mtg Westley Com Proj
               (Prerefunded @ 10/01/10)............................        7.750    10/01/24            2,286,240
   4,500    South Carolina Jobs Econ Dev
               First Mtg Westley Com Proj
               (Prerefunded @ 10/01/10)............................        8.000    10/01/31            5,179,410
   2,250    South Carolina Jobs Economic
               Dev First Mtg Wesley
               Commons Rfdg........................................        5.300    10/01/36            2,278,710
   3,000    Tobacco Settlement Rev Mgmt
               Auth SC Tob Settlement Rev
               Ser B...............................................        6.375    05/15/28            3,256,080
                                                                                                 ----------------
                                                                                                       25,523,472
                                                                                                 ----------------

            SOUTH DAKOTA 0.5%
   1,010    Keystone, SD Econ Dev Rev Wtr
               Quality Mgmt Corp Ser A (AMT).......................        6.000    12/15/18            1,016,100
   1,750    Sioux Falls, SD Hlth Fac Rev Dow
               Rummel Vlg Proj Rfdg................................        5.000    11/15/33            1,710,432
   1,035    Sioux Falls, SD Multi-Family Re
               Hsg Inn On Westport Sub Rfdg
               Ser B (Acquired 8/04/06,
               Cost$1,035,000) (c)(d)..............................        7.500    03/01/40            1,046,168
   4,080    Sioux Falls, SD Multi-Family Rev
              Hsg Inn on Westport Proj A1 (Acquired
              8/04/06, Cost $4,080,000)(c).........................        6.000    03/01/40            4,160,866
   1,050    South Dakota St Hlth & Ed Fac
               Auth Rev Sioux Vly Hosp &
               Hlth Sys Ser A......................................        5.250    11/01/34            1,103,456
                                                                                                 ----------------
                                                                                                        9,037,022
                                                                                                 ----------------
            TENNESSEE 5.6%
   3,000    Elizabethton, TN Hlth & Ed Fac
               Rfdg (MBIA Insd) (a)................................        7.750    07/01/29            3,621,690
   1,000    Johnson City, TN Hlth & Ed Fac
               Brd Hosp Rev First Mtg Mtn
               States Hlth Rfdg Ser A..............................        7.500    07/01/33            1,168,610
   1,000    Johnson City, TN Hlth & Ed Fac
               Brd Retirement Fac Rev
               Appalachian Christian Vlg Proj
               Ser A...............................................        6.250    02/15/32            1,051,470
   9,900    Johnson City, TN Hlth & Ed Fac
               Brd Hosp Rev First Mtg Mtn Sts
               Hlth Ser A (f)......................................        5.500    07/01/36           10,611,364
   1,750    Shelby Cnty, TN Hlth & Ed
               Germantown Vlg Ser A................................        7.000    12/01/23            1,727,705
   1,000    Shelby Cnty, TN Hlth & Ed
               Germantown Vlg Ser A................................        7.250    12/01/34            1,002,600
   1,000    Shelby Cnty, TN Hlth Ed & Hsg
               Fac Brd Rev Trezevant Manor
               Proj Ser A..........................................        5.625    09/01/26            1,028,310
     800    Shelby Cnty, TN Hlth Ed Hsg Vlg
               at Germantown.......................................        6.250    12/01/34              709,032
   4,500    Shelby Cnty, TN Hlth Ed &
               Trezevant Manor Proj Ser A..........................        5.750    09/01/37            4,630,725
   4,920    Sullivan Cnty, TN Hlth Ed & Hsg
               Fac Brd Rev (d).....................................        8.410    11/01/19            5,124,820
   1,500    Sullivan Cnty, TN Hlth Ed & Hsg
               Fac Brd Hosp Wellmont Hlth
                Sys Proj Ser C.....................................        5.250    09/01/36            1,577,730

  12,500    Tennessee Energy Acqusn Corp
               Gas Rev Ser A (f)...................................        5.250    09/01/21           13,991,687
  40,000    Tennessee Energy Acqusn Corp
               Gas Rev Ser A (f)...................................        5.250    09/01/22           44,858,000
   2,625    Trenton, TN Hlth & Ed Fac Brd
               Rev Inc Proj Ser A (Acquired
               6/08/89, Cost $2,625,000) (c)(d)....................       10.000    11/01/19            2,758,613
   1,160    Trenton, TN Hlth & Ed Fac Brd
               Rev Inc Proj Ser B (Acquired
               6/08/89, Cost $1,160,000) (b)(c)(d)(j)..............       10.000    11/01/20              123,540
                                                                                                 ----------------
                                                                                                       93,985,896
                                                                                                 ----------------
            TEXAS 7.5%
     300    Abia Dev Corp TX Arpt Fac Rev
               Austin Belly Port Dev LLC Proj
               Ser A (AMT).........................................        6.250    10/01/08              303,585
   3,000    Abia Dev Corp TX Arpt Fac Rev
               Austin Belly Port Dev LLC Proj
               Ser A (AMT).........................................        6.500    10/01/23            3,070,860
   1,000    Atlanta, TX Hosp Auth Fac Rev..........................        6.700    08/01/19            1,045,480
   2,035    Atlanta, TX Hosp Auth Fac Rev..........................        6.750    08/01/29            2,104,332
     990    Austin-Bergstorm Landhost
               Enterprises Inc TX Arpt Hotel
               Sr Ser A (k)........................................  6.750/4.450    04/01/27              748,668
     975    Bexar Cnty, TX Hsg Fin Corp
               Multi-Family Hsg Rev
               Woodland Ridge Apt Proj Ser A (AMT).................        7.000    01/01/39            1,050,650
   2,000    Brazos Cnty, TX Hlth Fac Dev
               Oblig Grp...........................................        5.375    01/01/32            2,111,520
     735    Comal Cnty, TX Hlth Fac Dev
               Hlthcare Sys McKenna Mem
               Proj Ser A..........................................        6.250    02/01/32              801,378
   4,305    Dallas Cnty Tex Flood Ctl Dist
               Ref (d).............................................        6.750    04/01/16            4,544,186
   1,825    Dallas Cnty, TX Flood Ctl Dist No 1 Cap Apprec Rfdg
               (Acquired 8/28/89, Cost $660,829) (c)(d)............            *    08/01/11            1,421,164
   3,445    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg...............        7.250    04/01/32            3,614,287
   2,500    Decatur, TX Hosp Auth Hosp
               Wise Regl Hlth Sys Ser A............................        7.000    09/01/25            2,753,250
   3,500    Decatur, TX Hosp Auth Hosp
               Wise Regl Hlth Sys Ser A............................        7.125    09/01/34            3,864,385
   1,500    Grand Pairie, TX Hsg Fin Corp
               Indpt Sr Living Ctr Rev.............................        7.500    07/01/17            1,495,155

   3,000    Grand Prairie, TX Hsg Fin Corp
               Indpt Sr Living Ctr Rev.............................        7.750    01/01/34            2,984,850
  17,760    Houston, TX Util Sys Rev
               Combined First Lien Rfdg
               Ser A (MBIA Insd)(f)................................        5.125    05/15/28           18,882,432
   1,750    Houston, TX Arpt Sys Rev Sub
               Lien Ser A (FSA Insd) (AMT).........................        5.125    07/01/32            1,813,070
   3,000    Houston, TX Hlth Fac Dev Corp
               Buckingham Sr Living Cmnty
               Ser A...............................................        7.125    02/15/34            3,362,190
  17,760    Lower CO Riv Auth TX Rev Rfdg
               Ser A (FSA Insd)(f).................................        5.875    05/15/14           18,760,154
   7,500    Lower CO Riv Auth TX Rev Rfdg
               Ser A (FSA Insd)(f).................................        5.875    05/15/15            7,931,138
   1,000    Lubbock, TX Hlth Fac Dev Corp
               First Mtg Carillon Proj Rfdg Ser A..................        6.500    07/01/26            1,049,680
  10,000    Lubbock, TX Hlth Fac Dev Corp
               Rev First Mtg Carillon Proj Rfdg
               Ser A...............................................        6.625    07/01/36           10,528,800
   1,255    Lubbock, TX Hlth Fac Dev Corp
               Rev First Mtg Carillon Proj Ser A
               (Prerefunded @ 07/01/09)............................        6.500    07/01/19            1,344,958
   2,235    Meadow Parc Dev Inc TX
               Multi-Family Rev Hsg Meadow
               Parc Apt Proj.......................................        6.500    12/01/30            2,277,353
   2,500    Metropolitan Hlth Fac Dev Corp TX
               Wilson N Jones Mem Hosp Proj........................        7.250    01/01/31            2,597,025
   2,670    Midlothian, TX Dev Auth Tax
               Increment Contract Rev..............................        6.700    11/15/23            2,771,994
   2,000    Midlothian, TX Dev Auth Tax
               Increment Contract Rev..............................        7.875    11/15/26            2,295,260
   1,500    Midlothian, TX Dev Auth Tax
             Increment Contract Rev (Acquired
               12/02/04, Cost $1,500,000) (c)......................        6.200    11/15/29            1,539,585
   1,000    Richardson, TX Hosp Auth Rev
               Baylor & Richardson Impt Rfdg.......................        5.625    12/01/28            1,034,400
   2,500    Tarrant Cnty, TX Cultural Ed Fac
               Fin Corp Retirement Fac
               Northwest Sr Hsg Edgemere Proj A....................        6.000    11/15/36            2,682,375
   1,050    Texas St Dept Hsg & Cmnty
               Affairs Home Mtg Rev
               (GNMA Collateralized) (AMT).........................        6.900    07/02/24            1,079,978

   1,675    Texas St Pub Fin Auth Sch
               Excellence Ed Proj Ser A
              (Acquired 12/02/04, Cost
               $1,675,000) (c).....................................        7.000    12/01/34            1,853,187
   1,500    Texas St Student Hsg Corp MSU
               Proj Midwestern St Univ.............................        6.500    09/01/34            1,618,170
   2,950    Tomball, TX Hosp Auth Rev
               Hosp Tomball Regl Hosp..............................        6.000    07/01/29            3,070,508
   1,000    Travis Cnty, TX Hlth Fac Dev
               Corp Retirement Fac Rev
               Querencia Barton Creek Proj.........................        5.500    11/15/25            1,023,910
   2,950    Travis Cnty, TX Hlth Fac Dev
               Corp Retirement Fac Rev
               Querencia Barton Creek Proj.........................        5.650    11/15/35            3,041,126
     945    Wichita Cnty, TX Hlth Fac Rolling
               Meadows Fac Rfdg Ser A..............................        6.250    01/01/28              969,825
   2,500    Woodhill Pub Fac Corp TX
               Hsg-Woodhill Apt Proj...............................        7.500    12/01/29            2,484,900
                                                                                                 ----------------
                                                                                                      125,925,768
                                                                                                 ----------------
            UTAH 0.2%
   1,000       Hildale, UT Elec Rev Gas Turbine
                  Elec Fac Proj (j)................................        3.120    09/01/15              315,000
     585       Hildale, UT Elec Rev Gas Turbine
                  Elec Fac Proj (j)................................        3.120    09/01/25              184,275
   1,165       Hildale, UT Elec Rev Gas Turbine
                  Elec Fac Proj (j)................................        3.200    09/01/20              366,975
   2,355       Utah St Hsg Fin Agy Rev RHA
                  Cmnty Svc Proj Ser A.............................        6.875    07/01/27            2,410,248
       5       Utah St Hsg Fin Agy Single
                  Family Mtg Mezz A1 (AMBAC Insd) (d)..............        6.100    07/01/13                5,001
                                                                                                 ----------------
                                                                                                        3,281,499
                                                                                                 ----------------
            VERMONT 0.1%
   1,000    Vermont Ed & Hlth Bldg Fin Agy
               Rev Bennington College Proj.........................        6.625    10/01/29            1,044,780
     770    Vermont Ed & Hlth Bldg Fin Agy
               Rev VT Council Dev Mental
               Hlth Ser A..........................................        6.000    12/15/09              801,562
                                                                                                 ----------------
                                                                                                        1,846,342
                                                                                                 ----------------
            VIRGINIA 3.9%
   4,000    Albemarle Cnty, VA Indl Dev
               Auth Ed Fac Rev Covenant
               Sch Inc Ser A.......................................        7.750    07/15/32            4,491,720

   5,000    Celebrate, VA South Cmnty Dev
               Celebrate VA South Proj.............................        6.250    03/01/37            5,181,200
   1,500    Farms New Kent, VA Cmnty
               Dev Ser B...........................................        5.450    03/01/36            1,512,780
   1,500    Farms New Kent, VA Cmnty
               Dev Ser C...........................................        5.800    03/01/36            1,510,350
   2,500    Henrico Cnty, VA Econ Dev
               Auth Residential Care Fac Rev
               Utd Methodist Rfdg Ser A............................        6.500    06/01/22            2,687,100
   1,750    Henrico Cnty , VA Econ Dev  Auth
               Res Care Fac Rev Mtg
               Wetminster Canterbury Rfdg..........................        5.000    10/01/35            1,790,302
  15,220    Virginia St Hsg Auth Dev Auth
               Comnwlth Mtg Sub Ser D1 (AMT)(f)....................        4.900    01/01/33           15,507,278
   1,000    New Port Cmnty Dev Auth VA
               Spl Assmt...........................................        5.500    09/01/26            1,032,120
   2,500    New Port Cmnty Dev Auth VA
               Spl Assmt...........................................        5.600    09/01/36            2,576,175
   4,000    Peninsula Ports Auth VA
               Residential Care Fac Rev VA
               Baptist Homes Ser C.................................        5.400    12/01/33            4,142,800
   4,000    Roanoke Cnty, VA Indl Dev Auth
               Glebe Inc Ser A.....................................        6.300    07/01/35            4,101,720
  17,620    Tobacco Settlement Fin Corp VA
               Asset Bkd (f).......................................        5.625    06/01/37           18,869,875
   1,700    Virginia Small Business Fin Auth
               Rev Indl Dev SIL Clean Wtr
               Proj (AMT)..........................................        7.250    11/01/24            1,769,700
                                                                                                 ----------------
                                                                                                       65,173,120
                                                                                                 ----------------
            WASHINGTON 0.6%
   1,000    King Cnty, WA Pub Hosp Dist No
               004 Snoqualmie Vly Hosp.............................        7.250    12/01/15            1,062,740
   8,830    Tobacco Settlement Auth WA
               Asset Bkd...........................................        6.625    06/01/32            9,887,481
                                                                                                 ----------------
                                                                                                       10,950,221
                                                                                                 ----------------
            WISCONSIN 1.1%
     800    Baldwin, WI Hosp Rev Mtg Ser A.........................        6.125    12/01/18              804,040
   1,000    Baldwin, WI Hosp Rev Mtg Ser A.........................        6.375    12/01/28            1,005,480
   1,740    Milwaukee, WI Rev Sr Air Cargo (AMT)...................        6.500    01/01/25            1,877,912
   1,000    Waukesha, WI Redev Auth Hsg
               Ref Sr Kirkland Crossings Proj......................        5.500    07/01/31            1,022,180
   1,500    Waukesha, WI Redev Auth Hsg
               Ref Sr Kirkland Crossings Proj......................        5.600    07/01/41            1,543,275

     750    Wisconsin Hlth & Ed Fac
               Eastcastle Pl Inc Proj..............................        6.000    12/01/24              777,045
   2,000    Wisconsin St Hlth & Ed Fac Auth
               Rev Aurora Hlthcare Inc Ser A.......................        5.600    02/15/29            2,074,340
   1,000    Wisconsin St Hlth & Ed Fac Auth
               Rev Oakwood Vlg Proj Ser A..........................        7.625    08/15/30            1,090,180
   1,500    Wisconsin St Hlth & Ed Fac
               Beaver Dam Cmnty Hosp Inc
               Ser A...............................................        6.750    08/15/34            1,643,850
   1,000    Wisconsin St Hlth & Ed Fac
               Divine Savior Hlthcare Ser C
               (Prerefunded @ 05/01/12)............................        7.500    05/01/32            1,163,290
   2,000    Wisconsin St Hlth & Ed Fac Fort
               Hlthcare Inc Proj...................................        6.100    05/01/34            2,225,180
   1,500    Wisconsin St Hlth & Ed Fac
               Southwest Hlth Ctr Ser A............................        6.125    04/01/24            1,587,465
   1,105    Wisconsin St Hlth & Ed Fac
               Upland Hills Hlth Inc Ser B.........................        5.000    05/15/36            1,128,592
                                                                                                 ----------------
                                                                                                       17,942,829
                                                                                                 ----------------
            WYOMING 0.4%
   4,000    Sweetwater Cnty, WY Solid
               Waste Disp Rev FMC Corp Proj
               Rfdg (AMT)..........................................        5.600    12/01/35            4,252,240
   1,500    Teton Cnty, WY Hosp Dist Hosp
               Saint Johns Med Ctr.................................        6.750    12/01/27            1,604,520
                                                                                                 ----------------
                                                                                                        5,856,760
                                                                                                 ----------------
            PUERTO RICO 1.6%
  15,000    Puerto Rico Comwlth Hwy &
               Trans Auth Trans Rev Ser K..........................        5.000    07/01/40           15,638,250
   6,500    Puerto Rico Comwlth
               Infrastrucure Ser B.................................        5.000    07/01/46            6,797,700
   5,000    Puerto Rico Pub Bldg Auth Rev
               Govt Fac Ser I (Comwlth Gtd)........................        5.250    07/01/33            5,333,300
                                                                                                 ----------------
                                                                                                       27,769,250
                                                                                                 ----------------
            U.S. VIRGIN ISLANDS 0.2%
   2,500    Northern Mariana Islands Ser A.........................        7.375    06/01/30            2,716,825
   1,000    Virgin Islands Pub Fin Auth Resr
               Secd-Hovensa Refinery (AMT).........................        5.875    07/01/22            1,098,440
                                                                                                 ----------------
                                                                                                        3,815,265
                                                                                                 ----------------

TOTAL LONG-TERM INVESTMENTS  130.1%
    (Cost $2,107,161,775) ...........................................................               2,195,918,267
  TOTAL SHORT-TERM INVESTMENTS  0.3%
    (Cost $4,800,000) ...............................................................                   4,800,000
                                                                                                 ----------------

  TOTAL INVESTMENTS  130.4%
    (Cost $2,111,961,775) ...........................................................               2,200,718,267
                                                                                                 ----------------
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (30.2%)
    (Cost $509,240,000)
     (509,240) Notes with interest rates ranging from 3.91%
               to 3.98% at December 31, 2006 and
               contractual maturities of collateral
               ranging from 2014 to 2046 (i).........................................                (509,240,000)
                                                                                                 ----------------
TOTAL NET INVESTMENT 100.2%
  (Cost $1,602,721,775) .............................................................               1,691,478,267

  LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%) .....................................                  (3,958,960)
                                                                                                 ----------------

  NET ASSETS 100.0% .................................................................            $  1,687,519,307
                                                                                                 ================


  Percentages are calculated as a percentage of net assets.

  *        Zero coupon bond
  (a)      All or a portion of this security has been physically segregated in connection with open futures contracts.
  (b)      This borrower has filed for protection in federal bankruptcy court.
  (c)      Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.0%
           of net assets.
  (d)      The Fund owns 100% of the outstanding bond issuance.
  (e)      Security purchased on a when-issued or delayed delivery basis.
  (f)      Underlying security related to Inverse Floaters entered into by the Fund.
  (g)      Escrowed to Maturity
  (h)      Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
  (i)      Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2006
  (j)      Non-income producing security.
  (k)      Interest is accruing at less than the stated coupon.  Coupon is shown as stated
           coupon/actual coupon.


  ACA--American Capital Access
  AMBAC--AMBAC Indemnity Corp.
  AMT--Alternative Minimum Tax
  Comwth Gtd--Commonwealth of Puerto Rico

  FGIC--Financial Guaranty Insurance Co.
  FSA--Financial Security Assurance Inc.
  GNMA--Government National Mortgage Association
  GTY AGMT--Guarantee Agreement
  MBIA--Municipal Bond Investors Assurance Corp.
  XLCA--XL Capital Assurance Inc.


  FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:


                                                                                                      UNREALIZED
                                                                                                   APPRECIATION/
                                                                                  CONTRACTS         DEPRECIATION
  SHORT CONTRACTS:
  U.S. Treasury Bonds Futures, March 2007 (Current
     Notional Value of $111,438 per contract) .......                                 2,430      $     3,809,752
                                                                             ---------------     ----------------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007


By: /s/ James W. Garrett
   --------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007